UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series

Merrill Lynch Government Fund

Merrill Lynch Institutional Fund

Merrill Lynch Institutional Tax-Exempt Fund

Merrill Lynch Premier Institutional Fund

Merrill Lynch Select Institutional Fund

Merrill Lynch Treasury Fund

Master Institutional Money Market LLC

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Merrill Lynch Premier Institutional Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 10/31/2008

Item 1 – Report to Stockholders

2      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, 2008, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)

*	Formerly a Lehman Brothers Index. Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     3

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)  expenses related to transactions; and (b) operating expenses, including administration fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholders’ expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Premier Institutional Fund	$1,000	$1,013.70	$0.81	$1,000	$1,024.40	$0.82
Institutional Fund	$1,000	$1,013.40	$1.12	$1,000	$1,024.10	$1.12
Select Institutional Fund	$1,000	$1,013.50	$0.91	$1,000	$1,024.30	$0.92
Government Fund	$1,000	$1,010.60	$1.06	$1,000	$1,024.15	$1.07
Treasury Fund	$1,000	$1,006.70	$1.06	$1,000	$1,024.15	$1.07
Institutional Tax-Exempt Fund	$1,000	$1,011.10	$1.12	$1,000	$1,024.10	$1.12

1	Expenses are equal to the Funds’ annualized expense ratio (0.16% for Premier Institutional Fund, 0.22% for Institutional Fund, 0.18% for Select Institutional Fund, 0.21% for Government Fund, 0.21% for Treasury Fund and 0.22% for Institutional Tax-Exempt Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Since Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund are each feeder funds, the expense table examples reflect the expenses of both the feeder fund and the master fund in which the Fund invests.

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

Current Seven-Day Yields

As of October 31, 2008	(Annualized)
Premier Institutional Fund	3.18%
Institutional Fund	3.14%
Select Institutional Fund	3.18%
Government Fund	1.69%
Treasury Fund	0.75%
Institutional Tax-Exempt Fund	1.88%

Past performance is not indicative of future results.

4      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Fund Profiles as of October 31, 2008

Premier Institutional Fund

Fund Diversification	Percentage of Investments
Certificates of Deposit	36%
Commercial Paper	30
Variable Rate Obligations	23
Repurchase Agreements	5
Time Deposits	5
Agency Obligations	1

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$5,912,003	37%
31–60 Days	5,383,638	33
61–90 Days	486,208	3
91–120 Days	2,652,833	16
121–150 Days	1,124,703	7
over 150 Days	352,969	4
Average Weighted Maturity — 56 days

Institutional Fund

Fund Diversification	Percentage of Investments
Commercial Paper	45%
Certificates of Deposit	35
Variable Rate Obligations	13
Repurchase Agreements	4
Time Deposits	2
Agency Obligations	1

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$9,119,835	40%
31–60 Days	8,219,702	36
61–90 Days	869,183	4
91–120 Days	3,291,855	15
121–150 Days	1,079,959	5
over 150 Days	—	—
Average Weighted Maturity — 48 days

Select Institutional Fund

Fund Diversification	Percentage of Investments
Commercial Paper	45%
Certificates of Deposit	35
Variable Rate Obligations	13
Repurchase Agreements	4
Time Deposits	2
Agency Obligations	1

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$9,119,835	40%
31–60 Days	8,219,702	36
61–90 Days	869,183	4
91–120 Days	3,291,855	15
121–150 Days	1,079,959	5
over 150 Days	—	—
Average Weighted Maturity — 48 days

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     5

Fund Profiles as of October 31, 2008 (concluded)

Government Fund

Fund Diversification	Percentage of Investments
Agency Obligations	60%
Repurchase Agreements	40

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$6,588,174	51%
31–60 Days	3,565,251	28
61–90 Days	822,395	7
91–120 Days	1,413,564	11
121–150 Days	175,478	1
over 150 Days	247,317	2
Average Weighted Maturity — 37 days

Treasury Fund

Fund Diversification	Percentage of Investments
US Treasury Obligations	100%

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$5,872,801	39%
31–60 Days	2,969,997	20
61–90 Days	5,689,641	37
91–120 Days	651,421	4
121–150 Days	—	—
over 150 Days	—	—
Average Weighted Maturity — 46 days

Institutional Tax-Exempt Fund

Top 10 State Concentration	Percentage of Investments
Texas	18%
Florida	7
Massachusetts	6
Illinois	6
New York	5
Wisconsin	4
Tennessee	4
Alabama	4
Georgia	4
Louisiana	3

Maturity Information
Maturity	Value (000)	Percentage of Fund
1–30 Days	$13,472,580	82%
31–60 Days	492,899	3
61–90 Days	131,440	1
91–120 Days	164,300	1
121–150 Days	—	—
over 150 Days	2,168,757	13
Average Weighted Maturity — 37 days

     6 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Premier Institutional Fund

October 31, 2008 (Unaudited)

Assets
Investment at value — Merrill Lynch Premier Institutional Portfolio (cost — $15,629,149,179)	$15,629,149,179
Prepaid expenses	2,723,541
Total assets	15,631,872,720
Liabilities
Administration fees payable	1,240,995
Income dividends payable	5,787,802
Other accrued expenses	174,936
Total liabilities	7,203,733
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 15,629,161,665 shares of beneficial interest outstanding)	$15,624,668,987
Net Assets Consist of
Paid-in capital	$15,629,019,291
Undistributed net investment income	1,635,625
Accumulated net realized loss allocated from the Merrill Lynch Premier Institutional Portfolio	(5,985,929)
Net Assets	$15,624,668,987

Statement of Operations

Merrill Lynch Premier Institutional Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Net investment income allocated from the Merrill Lynch Premier Institutional Portfolio:
Interest	$385,085,575
Expenses	(7,073,242)
Total income	378,012,333
Expenses
Administration	13,583,888
Transfer agent	244,362
Registration	225,019
Insurance	130,676
Accounting and custodian	116,557
Professional	63,742
Printing	74,372
Officer and Trustees	72,689
Miscellaneous	166,670
Total expenses	14,677,975
Net investment income	363,334,358
Net realized loss allocated from the Merrill Lynch Premier Institutional Portfolio	(5,985,929)
Net Increase in Net Assets Resulting From Operations	$357,348,429

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     7

Statement of Changes in Net Assets

Merrill Lynch Premier Institutional Fund

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Net Increase (Decrease) in Net Assets:

Operations
Net investment income	$363,334,358	$1,318,333,451
Net realized gain (loss)	(5,985,929)	6,681,132
Net increase in net assets resulting from operations	357,348,429	1,325,014,583
Dividends and Distributions to Shareholders from:
Net investment income	(363,334,358)	(1,318,333,451)
Net realized gain	(1,731,230)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(365,065,588)	(1,318,333,451)
Capital share transactions	(16,773,790,320)	12,490,848,839

Net Assets
Total increase (decrease) in net assets	(16,781,507,479)	12,497,529,971
Beginning of period	32,406,176,466	19,908,646,495
End of period	$15,624,668,987	$32,406,176,466
End of period undistributed net investment income	$1,635,625	$3,366,855

Financial Highlights

Merrill Lynch Premier Institutional Fund

			Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.014		0.047	0.051	0.037	0.018	0.011
Dividends and distributions from:
Net investment income	(0.014)		(0.047)	(0.051)	(0.037)	(0.018)	(0.011)
Net realized gain	—	(1)	—	—	—	—	— (1)
Total dividends and distributions	(0.014)		(0.047)	(0.051)	(0.037)	(0.018)	(0.011)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	1.37%	(2)	4.83%	5.24%	3.79%	1.78%	1.06%

Ratios to Average Net Assets
Total expenses after waiver	0.16%	(3)	0.16%	0.11%	0.12%	0.17%	0.16%
Total expenses before waiver	0.16%	(3)	0.16%	0.16%	0.16%	0.17%	0.16%
Net investment income before waiver	2.69%	(3)	4.63%	5.09%	3.70%	1.68%	1.04%
Net investment income after waiver	2.69%	(3)	4.63%	5.13%	3.74%	1.68%	1.04%

Supplemental Data
Net assets, end of period (000)	$15,624,669		$32,406,176	$19,908,646	$16,821,041	$18,752,104	$45,708,710

(1)	Amount represents less than $(0.01) per share.

(2)	Aggregate total investment return.

(3)	Annualized.

See Notes to Financial Statements.

     8 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Institutional Fund

October 31, 2008 (Unaudited)

Assets
Investment at value — Merrill Lynch Institutional Portfolio (cost — $18,947,398,177)	$18,947,398,177
Prepaid expenses	2,928,799
Total assets	18,950,326,976
Liabilities
Administration fees payable	2,394,216
Income dividends payable	4,843,564
Other accrued expenses	347,377
Total liabilities	7,585,157
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 18,941,045,298 shares of beneficial interest outstanding)	$18,942,741,819
Net Assets Consist of
Paid-in capital	$18,941,119,755
Undistributed net investment income	515
Accumulated net realized gain allocated from the Merrill Lynch Institutional Portfolio	1,621,549
Net Assets	$18,942,741,819

Statement of Operations

Merrill Lynch Institutional Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Portfolio:
Interest	$355,613,369
Expenses	(6,518,805)
Total income	349,094,564
Expenses
Administration	18,681,322
Transfer agent	1,088,301
Accounting and custodian	154,919
Insurance	125,483
Officer and Trustees	98,246
Printing	79,395
Registration	58,098
Professional	49,148
Miscellaneous	68,225
Total expenses	20,403,137
Net investment income	328,691,427
Net realized loss allocated from the Merrill Lynch Institutional Portfolio	(481,708)
Net Increase in Net Assets Resulting From Operations	$328,209,719

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     9

Statement of Changes in Net Assets

Merrill Lynch Institutional Fund

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Net Increase (Decrease) in Net Assets:

Operations
Net investment income	$328,691,427	$1,159,253,028
Net realized gain (loss)	(481,708)	2,113,053
Net increase in net assets resulting from operations	328,209,719	1,161,366,081
Dividends and Distributions to Shareholders from:
Net investment income	(328,691,427)	(1,159,253,028)
Net realized gain	(5,428)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(328,696,855)	(1,159,253,028)
Capital share transactions	(8,344,077,720)	6,916,527,486

Net Assets
Total increase (decrease) in net assets	(8,344,564,856)	6,918,640,539
Beginning of period	27,287,306,675	20,368,666,136
End of period	$18,942,741,819	$27,287,306,675
End of period undistributed net investment income	$515	$515

Financial Highlights

Merrill Lynch Institutional Fund

			Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.013		0.047	0.051	0.037	0.017	0.010
Dividends and distributions from:
Net investment income	(0.013)		(0.047)	(0.051)	(0.037)	(0.017)	(0.010)
Net realized gain	—	(1)	—	—	— (1)	—	— (1)
Total dividends and distributions	(0.013)		(0.047)	(0.051)	(0.037)	(0.017)	(0.010)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	1.34%	(2)	4.77%	5.17%	3.74%	1.72%	0.97%

Ratios to Average Net Assets
Total expenses	0.22%	(3)	0.22%	0.22%	0.23%	0.23%	0.23%
Net investment income	2.64%	(3)	4.59%	5.07%	3.75%	1.69%	0.96%

Supplemental Data
Net assets, end of period (000)	$18,942,742		$27,287,307	$20,368,666	$12,597,362	$9,392,799	$10,601,029

(1)	Amount represents less than $(0.01) per share.

(2)	Aggregate total investment return.

(3)	Annualized.

See Notes to Financial Statements.

     10 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Select Institutional Fund

October 31, 2008 (Unaudited)

Assets
Investment at value — Merrill Lynch Institutional Portfolio (cost — $2,735,121,864)	$2,735,121,864
Total assets	2,735,121,864
Liabilities
Administration fees payable	131,494
Income dividends payable	2,811,518
Other accrued expenses	25,509
Total liabilities	2,968,521
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 2,732,095,944 shares of beneficial interest outstanding)	$2,732,153,343
Net Assets Consist of
Paid-in capital	$2,732,106,692
Accumulated net realized gain allocated from the Merrill Lynch Institutional Portfolio	46,651
Net Assets	$2,732,153,343

Statement of Operations

Merrill Lynch Select Institutional Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Portfolio:
Interest	$38,961,112
Expenses	(685,939)
Total income	38,275,173
Expenses
Administration	1,810,290
Total expenses	1,810,290
Net investment income	36,464,883
Net realized loss allocated from the Merrill Lynch Institutional Portfolio	(50,270)
Net Increase in Net Assets Resulting From Operations	$36,414,613

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     11

Statement of Changes in Net Assets

Merrill Lynch Select Institutional Fund

	Six Months Ended October 31, 2008 (Unaudited)	For the Period February 4, 2008 (Commencement of Operations) to April 30, 2008
Net Increase in Net Assets:

Operations
Net investment income	$36,464,883	$14,804,547
Net realized gain (loss)	(50,270)	97,157
Net increase in net assets resulting from operations	36,414,613	14,901,704
Dividends and Distributions to Shareholders from:
Net investment income	(36,464,883)	(14,804,547)
Net realized gain	(236)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(36,465,119)	(14,804,547)
Capital share transactions	412,716,361	2,319,390,331

Net Assets
Total increase in net assets	412,665,855	2,319,487,488
Beginning of period	2,319,487,488	—
End of period	$2,732,153,343	$2,319,487,488

Financial Highlights

Merrill Lynch Select Institutional Fund

	Six Months Ended October 31, 2008 (Unaudited)		For the Period February 4, 2008 to April 30, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00
Net investment income	0.013		0.008
Dividends from net investment income	(0.013)		(0.008)
Net asset value, end of period	$1.00		$1.00

Total investment return	1.35%	(1)	0.82%	(1)

Ratios to Average Net Assets
Total expenses	0.18%	(2)	0.18%	(2)
Net investment income	2.66%	(2)	3.34%	(2)

Supplemental Data
Net assets, end of period (000)	$2,732,153		$2,319,487

(1)	Aggregate total investment return.

(2)	Annualized.

See Notes to Financial Statements.

     12 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited)

Merrill Lynch Government Fund
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues — 47.3%
Federal Home Loan	4.38%	11/13/08	$12,000	$12,006,851
Banks Bonds	3.63	11/14/08	41,000	41,016,853
	2.25	02/13/09	75,000	74,947,851
	2.56	02/13/09	55,200	55,200,000
	5.00	02/20/09	51,900	52,310,428
	5.25	03/13/09	50,000	50,513,220
Federal Home Loan	4.63	12/19/08	126,679	127,057,950
Mortgage Corp. Bonds	4.75	03/05/09	25,000	25,199,547
Federal National	3.25	02/15/09	10,000	10,026,234
Mortgage Association
Bonds
Federal Home Loan	2.46	11/14/08	97,000	96,927,088
Banks Discount Notes	1.20	11/21/08	100,000	99,940,000
	1.20	11/25/08	250,000	249,816,667
	1.25	11/26/08	62,022	61,972,469
	2.80	01/05/09	76,478	76,103,258
	2.20	01/15/09	50,000	49,776,944
Federal Home Loan	2.28	11/05/08	100,000	99,987,361
Mortgage Corp.	2.28	11/10/08	63,000	62,972,070
Discount Notes	2.40	12/08/08	45,000	44,895,219
	2.48	12/19/08	40,000	39,873,244
	2.65	12/22/08	50,000	49,819,653
	2.58	12/29/08	75,000	74,699,000
	2.46	12/31/08	100,000	99,603,666
	2.10	01/06/09	100,000	99,626,667
	2.20	01/26/09	50,000	49,743,333
	2.28	01/27/09	50,000	49,730,833
	2.43	02/02/09	124,316	123,553,917
	2.23	02/18/09	100,000	99,337,194
	2.60	02/18/09	50,000	49,613,611
	2.55	02/25/09	450,000	446,366,250
	1.70	02/27/09	125,000	124,315,278
	2.79	03/31/09	150,000	148,279,443
Federal National	2.46	11/10/08	100,000	99,952,167
Mortgage Association	2.45	11/14/08	45,000	44,966,312
Discount Notes	2.47	11/14/08	100,000	99,924,681
	2.45	11/17/08	26,500	26,474,751
	2.51	11/24/08	100,000	99,853,583
	2.52	11/24/08	49,910	49,836,632
	2.60	12/01/08	200,000	199,595,556
	2.37	12/03/08	129,500	129,244,766
	2.71	12/08/08	31,005	30,923,310
	2.37	12/10/08	300,000	299,269,205
	2.53	12/10/08	30,000	29,921,992
	2.71	12/10/08	72,780	72,577,287
	2.75	12/10/08	100,000	99,717,361
	2.37	12/15/08	193,036	192,502,240
	2.55	12/15/08	300,000	299,107,500
	2.60	12/16/08	100,000	99,689,444
	2.60	12/17/08	125,000	124,602,778
	0.90	12/22/08	99,250	99,128,419
	1.35	12/22/08	150,000	149,724,375
	1.25	12/24/08	87,000	86,845,938
	2.90	12/24/08	135,333	134,777,007
	2.30	12/31/08	74,545	74,268,769
	2.20	01/13/09	100,000	99,566,111
	2.55	01/20/09	91,210	90,706,065
	2.20	02/17/09	49,025	48,707,427
	2.60	02/17/09	330,000	327,473,667

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues (concluded)
	2.33%	03/04/09	$100,000	$99,216,861
	2.34	03/31/09	100,000	99,038,000
Total U.S. Government Agency Issues (Cost $6,052,844,303)				6,052,844,303

U.S. Government Agency Issues — Variable Rate — 12.5%
Federal Farm Credit	1.06	01/09/09	150,000	149,997,282
Banks	1.05	09/15/09	175,000	174,992,718
	1.06	11/16/09	150,000	150,000,000
Federal Home Loan	2.64	11/14/08	50,000	49,999,686
Banks	2.58	12/08/08	58,000	58,015,621
	4.04	01/05/09	32,800	32,902,034
	2.68	02/11/09	250,000	250,007,824
	1.06	03/04/09	250,000	250,000,000
	2.60	06/04/09	50,000	49,986,742
	4.58	07/14/09	100,000	100,013,067
Federal Home Loan	3.31	12/26/08	150,000	149,984,852
Mortgage Corp.	3.08	09/25/09	118,125	118,093,976
	3.17	09/28/09	68,830	68,814,623
Total U.S. Government Agency Issues — Variable Rate (Cost $1,602,808,425)				1,602,808,425

Repurchase Agreements — 40.1%
Bank of America Securities, LLC, purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $700,014,583, collateralized by Federal National Mortgage Assoc. Bonds 4.50%–6.50% due from 8/01/22 to 10/01/38 and Federal Home Loan Mortgage Corp. Bonds 5.00%–6.00% due from 10/01/21 to 12/01/38.	$700,000	$700,000,000
Barclays Capital, Inc., purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $607,999,666, collateralized by Federal National Mortgage Assoc. Bonds 5.50% due 12/14/22.	607,987	607,987,000
Barclays Capital, Inc., purchased on 9/17/08 to yield 2.30% to 11/18/08, repurchase price of $250,990,270, collateralized by Federal National Mortgage Assoc. Bonds 5.00%–5.50% due from 10/01/35 to 1/01/37 and Federal Home Loan Mortgage Corp. Bonds 5.50% due from 8/01/38.	250,000	250,000,000
Barclays Capital, Inc., purchased on 10/09/08 to yield 2.60% to 12/9/08, repurchase price of $301,321,667, collateralized by Federal National Mortgage Corp. Bonds 5.50%–6.00% due from 3/01/35 to 4/01/38.	300,000	300,000,000
Credit Suisse Securities (USA), purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $525,010,937 collateralized by Federal National Mortgage Assoc. Bonds 4.50%–6.00% due from 8/01/11 to 10/01/38.	525,000	525,000,000
Credit Suisse Securities (USA), purchased on 9/15/08 to yield 2.30% to 11/17/08, repurchase price of $301,207,500, collateralized by Federal National Mortgage Assoc. Bonds 5.50%–6.00% due from 11/01/28 to 5/01/38.	300,000	300,000,000
Credit Suisse Securities (USA), purchased on 10/01/08 to yield 2.40% to 11/03/08, repurchase price of $300,660,000 collateralized by Federal National Mortgage Assoc. Bonds 5.00%–7.00% due from 2/01/34 to 7/01/38.	300,000	300,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     13

Schedule of Investments (concluded)

Merrill Lynch Government Fund
(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Repurchase Agreements (continued)
Deutsche Bank Securities Inc., purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $838,753,474, collateralized by Federal National Mortgage Assoc. Bonds 5.00%–5.50% due from 4/01/35 to 10/01/38 and Federal Home Loan Mortgage Corp. Bonds 5.00%–5.50% due from 4/01/38 to 5/01/38.	$838,736	$838,736,000
Deutsche Bank Securities Inc., purchased on 10/08/08 to yield 2.50% to 11/10/08, repurchase price of $250,572,917, collateralized by Federal Home Loan Mortgage Corp Bonds. 5.50% due 3/01/38.	250,000	250,000,000
Greenwich Capital Markets Inc., purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $268,742,599 collateralized by Federal National Mortgage Assoc. Bonds 6.00% due from 8/01/37 to 2/01/38.	268,737	268,737,000

Repurchase Agreements (concluded)
Greenwich Capital Markets Inc., purchased on 10/02/08 to yield 2.30% to 11/03/08, repurchase price of $300,613,333 collateralized by Federal National Mortgage Assoc. Bonds 5.50%–6.00% due from 8/01/37 to 11/01/48.	$300,000	$300,000,000
Greenwich Capital Markets Inc., purchased on 10/01/08 to yield 2.40% to 12/01/08, repurchase price of $502,033,333 collateralized by Federal National Mortgage Assoc. Bonds 0.00%–6.00% due from 11/01/38 to 11/01/48.	500,000	500,000,000
Total Repurchase Agreements (Cost $5,140,460,000)		5,140,460,000

Total Investments (Cost — $12,796,112,728) — 99.9%		12,796,112,728
Other Assets in Excess of Liabilities — 0.1%		12,489,097
Net Assets — 100.0%		$12,808,601,825

Note — Costs for federal income tax purposes is $12,796,112,728.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$12,796,112,728
Level 3	—
Total	$12,796,112,728

See Notes to Financial Statements.

     14 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Government Fund

October 31, 2008 (Unaudited)

Assets
Repurchase agreements (cost — $5,140,460,000)	$5,140,460,000
Investments at value — unaffiliated (cost — $7,655,652,728)	7,655,652,728
Cash	2,651,605
Interest receivable	16,092,177
Prepaid expenses	1,340,376
Total assets	12,816,196,886
Liabilities
Investment advisory fees payable	2,267,440
Income dividends payable	5,192,169
Other accrued expenses	135,452
Total liabilities	7,595,061
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 12,808,529,677 shares of beneficial interest outstanding)	$12,808,601,825
Net Assets Consist of
Paid-in capital	$12,808,529,677
Accumulated net realized gain	72,148
Net Assets	$12,808,601,825

Statement of Operations

Merrill Lynch Government Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Interest	$107,923,001
Expenses
Investment advisory	14,223,085
Accounting and custodian services	188,950
Dividend and transfer agent	180,698
Registration	90,361
Officer and Trustees	40,330
Printing	28,136
Professional	24,709
Insurance	23,606
Miscellaneous	82,002
Total expenses	14,881,877
Less fees waived by advisor	(4,871,257)
Total expense after waiver	10,010,620
Net investment income	97,912,381
Net realized gain from investments	83,449
Net Increase in Net Assets Resulting From Operations	$97,995,830

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     15

Statement of Changes in Net Assets

Merrill Lynch Government Fund

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Net Increase in Net Assets:

Operations
Net investment income	$97,912,381	$227,249,611
Net realized gain (loss)	83,449	(11,301)
Net increase in net assets resulting from operations	97,995,830	227,238,310
Dividends from net investment income	(97,912,381)	(227,249,611)
Capital share transactions	3,735,996,096	6,256,749,743
Total increase in net assets	3,736,079,545	6,256,738,442

Net Assets
Beginning of period	9,072,522,280	2,815,783,838
End of period	$12,808,601,825	$9,072,522,280

Financial Highlights

Merrill Lynch Government Fund

			Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011		0.043	0.049	0.036	0.017	0.009
Dividends and distributions to shareholders from:
Net investment income	(0.011)		(0.043)	(0.049)	(0.036)	(0.017)	(0.009)
Net realized gain	—		—	—	— (1)	—	— (1)
Total dividends and distributions	(0.011)		(0.043)	(0.049)	(0.036)	(0.017)	(0.009)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	1.06	%(2)	4.44%	5.06%	3.67%	1.67%	0.94%

Ratios to Average Net Assets
Total expenses before waiver	0.31	%(3)	0.32%	0.34%	0.34%	0.33%	0.34%
Total expenses after waiver	0.21	%(3)	0.21%	0.23%	0.22%	0.22%	0.23%
Net investment income before waiver	1.99	%(3)	3.95%	4.85%	3.44%	1.47%	0.82%
Net investment income after waiver	2.09	%(3)	4.06%	4.97%	3.56%	1.58%	0.93%

Supplemental Data
Net assets, end of period (000)	$12,808,602		$9,072,522	$2,815,784	$2,213,199	$3,370,912	$5,559,034

(1)	Amount represents less than $(0.01) per share.

(2)	Aggregate total investment return.

(3)	Annualized.

See Notes to Financial Statements.

     16 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited)

Merrill Lynch Treasury Fund
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Issues — 100.0%
U.S. Treasury Bills	0.20%	11/06/08	$20,118	$20,117,665
	0.49	11/06/08	100,000	99,995,917
	0.55	11/06/08	50,000	49,997,708
	0.78	11/06/08	155,565	155,564,888
	1.13	11/06/08	60,000	59,994,350
	1.30	11/06/08	50,000	49,994,583
	1.36	11/06/08	30,082	30,078,591
	1.53	11/06/08	46,302	46,296,096
	1.70	11/06/08	650,432	650,340,126
	1.71	11/06/08	200,000	199,971,500
	0.13	11/13/08	83,547	83,543,983
	0.15	11/13/08	100,000	99,995,833
	0.18	11/13/08	130,000	129,993,500
	0.27	11/13/08	11,566	11,565,132
	0.33	11/13/08	60,225	60,219,479
	0.40	11/13/08	200,000	199,977,778
	0.47	11/13/08	55,000	54,992,819
	0.75	11/13/08	200,000	199,958,333
	0.85	11/13/08	200,000	199,952,778
	0.90	11/13/08	170,000	169,957,500
	0.93	11/13/08	170,000	169,956,319
	1.82	11/13/08	100,000	99,949,583
	0.28	11/20/08	120,000	119,984,133
	0.38	11/20/08	93,840	93,823,161
	0.50	11/20/08	550,000	549,870,139
	0.55	11/20/08	405,000	404,894,812
	0.60	11/20/08	127,215	127,178,924
	1.19	11/20/08	140,000	139,921,328
	1.88	11/20/08	125,000	124,889,205
	1.89	11/20/08	87,964	87,885,700
	0.10	11/28/08	25,000	24,998,264
	0.11	11/28/08	93,682	93,674,844
	0.22	11/28/08	75,000	74,988,542
	0.40	11/28/08	115,000	114,967,925
	0.57	11/28/08	100,000	99,960,417
	0.59	11/28/08	100,000	99,959,375
	0.63	11/28/08	75,000	74,967,187
	0.65	11/28/08	154,043	153,973,467
	0.69	11/28/08	300,000	299,856,250
	1.70	11/28/08	345,000	344,592,708
	0.10	12/04/08	150,000	149,987,083
	0.20	12/04/08	38,000	37,993,456
	0.23	12/04/08	228,299	228,253,784
	0.24	12/04/08	50,000	49,989,667
	0.25	12/04/08	100,000	99,978,472
	0.50	12/04/08	93,309	93,268,825
	0.55	12/04/08	35,000	34,983,424
	0.60	12/04/08	50,000	49,974,167
	0.70	12/04/08	135,000	134,918,625
	1.66	12/04/08	54,925	54,846,488
	1.69	12/04/08	200,000	199,708,514
	1.72	12/04/08	200,000	199,703,778
	1.73	12/04/08	200,000	199,702,917
	1.94	12/04/08	40,000	39,933,143
	0.55	12/11/08	20,206	20,194,269
	0.63	12/11/08	200,000	199,867,000

U.S. Government Issues (concluded)
	1.44%	12/11/08	$39,843	$39,782,649
	1.48	12/11/08	9,828	9,812,605
	1.72	12/11/08	300,000	299,454,938
	1.73	12/11/08	175,000	174,680,431
	0.20	12/18/08	75,000	74,981,250
	0.35	12/18/08	46,733	46,712,554
	0.73	12/18/08	100,000	99,908,750
	0.70	12/26/08	250,000	249,742,361
	0.75	12/26/08	100,000	99,889,583
	2.25	12/26/08	82,000	81,728,375
	0.33	01/02/09	150,000	149,917,500
	0.48	01/02/09	100,000	99,920,000
	0.62	01/02/09	150,000	149,845,000
	0.65	01/02/09	87,964	87,868,706
	0.68	01/02/09	100,000	99,886,667
	0.70	01/02/09	750,000	749,125,000
	0.75	01/02/09	50,000	49,937,500
	0.77	01/02/09	32,847	32,805,120
	0.78	01/02/09	100,000	99,870,000
	0.86	01/02/09	92,087	91,955,622
	1.20	01/02/09	150,000	149,699,250
	1.55	01/02/09	145,000	144,625,417
	1.56	01/02/09	50,000	49,870,000
	2.07	01/02/09	35,000	34,879,542
	2.13	01/02/09	35,000	34,876,042
	0.46	01/08/09	1,000,000	999,156,667
	1.48	01/08/09	150,000	149,593,000
	1.97	01/08/09	620	617,761
	2.03	01/08/09	43,000	42,839,653
	2.07	01/08/09	44,000	43,833,020
	0.50	01/15/09	470,000	469,523,472
	0.78	01/15/09	200,000	199,682,653
	1.80	01/15/09	50,000	49,817,500
	1.81	01/15/09	94,376	94,029,614
	1.91	01/15/09	100,000	99,613,708
	1.92	01/15/09	65,000	64,747,592
	1.01	01/22/09	350,000	349,218,333
	1.92	01/22/09	74,000	73,685,089
	1.96	01/22/09	13,000	12,943,522
	0.90	01/29/09	800,000	798,260,000
	1.30	01/29/09	100,000	99,687,042
	1.82	01/29/09	20,000	19,912,033
	1.83	01/29/09	1,847	1,838,854
	1.89	01/29/09	48,000	47,780,760
	1.90	01/29/09	48,000	47,779,600
	1.88	02/05/09	100,000	99,509,111
	1.89	02/05/09	65,000	64,679,055
	1.93	02/05/09	100,000	99,497,361
	1.99	02/12/09	100,000	99,442,817
	2.00	02/12/09	100,000	99,439,731
	1.99	02/19/09	95,000	94,432,850
	1.91	02/26/09	95,000	94,420,368

Total Investments (Cost — $15,183,860,482) — 100.0%				15,183,860,482
Other Assets in Excess of Liabilities — 0.0%				2,741,496
Net Assets — 100.0%				$15,186,601,978

Note — Costs for federal income tax purposes is $15,183,973,840.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     17

Schedule of Investments (concluded)

Merrill Lynch Treasury Fund

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$15,183,860,482
Level 3	—
Total	$15,183,860,482

See Notes to Financial Statements.

     18 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Treasury Fund

October 31, 2008 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $15,183,860,482)	$15,183,860,482
Cash	4,611,108
Prepaid expenses	1,420,969
Total assets	15,189,892,559
Liabilities
Investment advisory fees payable	2,498,112
Income dividends payable	774,534
Other accrued expenses	17,935
Total liabilities	3,290,581
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 15,186,404,564 shares of beneficial interest outstanding)	$15,186,601,978
Net Assets Consist of
Paid-in capital	$15,186,404,564
Accumulated net realized gain	197,414
Net Assets	$15,186,601,978

Statement of Operations

Merrill Lynch Treasury Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Interest	$77,375,700
Expenses
Investment advisory	15,900,689
Dividend and transfer agent	187,560
Accounting and custodian services	159,449
Registration	56,188
Officer and Trustees	33,268
Printing	33,236
Insurance	24,585
Professional	20,473
Miscellaneous	32,788
Total expenses	16,448,236
Less fees waived by advisor	(5,430,458)
Total expense after waiver	11,017,778
Net investment income	66,357,922
Net realized gain from investments	197,414
Net Increase in Net Assets Resulting From Operations	$66,555,336

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     19

Statement of Changes in Net Assets

Merrill Lynch Treasury Fund

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Net Increase in Net Assets:

Operations
Net investment income	$66,357,922	$119,687,728
Net realized gain	197,414	500,445
Net increase in net assets resulting from operations	66,555,336	120,188,173
Dividends and Distributions to Shareholders from:
Net investment income	(66,357,922)	(119,687,728)
Net realized gain	(524,407)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(66,882,329)	(119,687,728)
Capital share transactions	5,559,698,086	8,277,541,067

Net Assets
Total increase in net assets	5,559,371,093	8,278,041,512
Beginning of period	9,627,230,885	1,349,189,373
End of period	$15,186,601,978	$9,627,230,885
End of period undistributed net investment income	$—	$524,408

Financial Highlights

Merrill Lynch Treasury Fund

			Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.007		0.035	0.048	0.034	0.015	0.008
Dividends and distributions to shareholders from:
Net investment income	(0.007)		(0.035)	(0.048)	(0.034)	(0.015)	(0.008)
Net realized gain	—	(1)	—	—	— (1)	—	—
Total dividends and distributions	(0.007)		(0.035)	(0.048)	(0.034)	(0.015)	(0.008)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	.67	%(2)	3.51%	4.87%	3.43%	1.52%	0.80%

Ratios to Average Net Assets
Total expenses before waiver	0.32	%(3)	0.32%	0.35%	0.36%	0.36%	0.36%
Total expenses after waiver	0.21	%(3)	0.21%	0.23%	0.23%	0.23%	0.23%
Net investment income before waiver	1.17	%(3)	2.63%	4.64%	3.20%	1.45%	0.66%
Net investment income after waiver	1.28	%(3)	2.74%	4.76%	3.33%	1.58%	0.79%

Supplemental Data
Net Assets, end of period (000)	$15,186,602		$9,627,231	$1,349,189	$1,369,615	$1,734,266	$1,344,073

(1)	Amount represents less than $(0.01) per share.

(2)	Aggregate total investment return.

(3)	Annualized.

See Notes to Financial Statements.

     20 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Institutional Tax-Exempt Fund

October 31, 2008 (Unaudited)

Assets
Investment at value — Merrill Lynch Institutional Tax-Exempt Portfolio (cost — $16,522,468,191)	$16,522,468,191
Prepaid expenses	1,603,923
Total assets	16,524,072,114
Liabilities
Administration fees payable	2,134,945
Income dividends payable	2,953,078
Other accrued expenses	231,755
Total liabilities	5,319,778
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 16,516,985,169 shares of beneficial interest outstanding)	$16,518,752,336
Net Assets Consist of
Paid-in capital	$16,517,077,330
Undistributed net investment income	392,986
Accumulated net realized gain allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	1,282,020
Net Assets	$16,518,752,336

Statement of Operations

Merrill Lynch Institutional Tax-Exempt Fund

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio:
Interest and discount	$224,737,928
Expenses	(4,926,152)
Total income	219,811,776
Expenses
Administration	14,099,225
Dividend and transfer agent	553,175
Insurance	210,082
Accounting and custodian services	149,373
Officer and Trustees	58,309
Printing	39,189
Professional	28,272
Registration	25,226
Miscellaneous	366,679
Total expenses	15,529,530
Net investment income	204,282,246
Net realized gain allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	205,500
Net Increase in Net Assets Resulting From Operations	$204,487,746

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     21

Statement of Changes in Net Assets

Merrill Lynch Institutional Tax-Exempt Fund

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Net Increase (Decrease) in Net Assets:

Operations
Net investment income	$204,282,246	$555,692,624
Net realized gain	205,500	1,567,648
Net increase in net assets resulting from operations	204,487,746	557,260,272
Dividends and Distributions to Shareholders from:
Net investment income	(204,282,246)	(555,306,539)
Net realized gain	—	(818,798)
Decrease in net assets resulting from dividends and distributions to shareholders	(204,282,246)	(556,125,337)
Capital share transactions	(999,968,345)	2,605,555,509

Net Assets
Net increase (decrease) in net assets	(999,762,845)	2,606,690,444
Beginning of period	17,518,515,181	14,911,824,737
End of period	$16,518,752,336	$17,518,515,181
End of period undistributed net investment income	$392,986	$392,986

Financial Highlights

Merrill Lynch Institutional Tax-Exempt Fund

			Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011		0.031	0.034	0.026	0.014	0.008
Dividends and distributions to shareholders from:
Net investment income	(0.011)		(0.031)	(0.034)	(0.026)	(0.014)	(0.008)
Net realized gain	—		—	—	—	— (1)	—
Total dividends and distributions	(0.011)		(0.031)	(0.034)	(0.026)	(0.014)	(0.008)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return	1.11	%(2)	3.18%	3.47%	2.68%	1.38%	0.85%

Ratios to Average Net Assets
Total expenses	0.22	%(3)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	2.17	%(3)	3.13%	3.41%	2.66%	1.40%	0.84%

Supplemental Data
Net Assets, end of period (000)	$16,518,752		$17,518,515	$14,911,825	$14,060,273	$12,618,574	$11,023,313

(1)	Amount represents less than $(0.01) per share.

(2)	Aggregate total investment return.

(3)	Annualized.

See Notes to Financial Statements.

     22 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Notes to Financial Statements (Unaudited)

Merrill Lynch Funds For Institutions Series

1.	Organization and Significant Accounting Policies:

Merrill Lynch Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of six series, Merrill Lynch Premier Institutional Fund (“Premier Institutional Fund”), Merrill Lynch Institutional Fund (“Institutional Fund”), Merrill Lynch Select Institutional Fund (“Select Institutional Fund”) (which began operations on February 4, 2008), Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Premier Institutional, Institutional, Select Institutional, and Institutional Tax-Exempt Funds (together, the “Feeder Funds”) invest all of their investable assets in interests in Portfolios (the “Master Funds”) of the Master Institutional Money Market LLC as follows: Premier Institutional Fund into the Merrill Lynch Premier Institutional Portfolio, Institutional and Select Institutional Funds into the Merrill Lynch Institutional Portfolio, and Institutional Tax-Exempt Fund into the Merrill Lynch Institutional Tax-Exempt Portfolio. Each Master Fund is a registered investment company having the same investment objective and strategies as the Feeder Funds.

The value of a Feeder Fund’s investment in the corresponding Master Fund reflects the Feeder Fund’s proportionate interest in the corresponding Master Fund. The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: Each Feeder Fund records its investment in the Master Fund at fair value. Valuation of securities by each of the Master Funds is discussed in Note 1 of the Master Funds’ Notes to Financial Statements which are included elsewhere in this report. The portfolio securities of the Government Fund and the Treasury Fund are valued pursuant to the “amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Funds seek to maintain a net asset value of $1.00, although there is no assurance that they will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

Repurchase Agreements: The Government Fund invests in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro rata share of the net investment income of the respective Master Funds.

The Government Fund and Treasury Fund recognize interest on the accrual basis.

Dividends and Distributions to Shareholders: Dividends from net investment income are accrued daily, reinvested and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The statue of limitations on the Trust’s U.S. Federal tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     23

Notes to Financial Statements (Continued)

Merrill Lynch Funds For Institutions Series

financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”), was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2.	Transactions with Affiliates:

BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment adviser for the Government and Treasury Funds pursuant to separate investment advisory agreements with the Trust. The Trust on behalf of each Fund has entered into a Distribution Agreement with BlackRock Investments, Inc. (“BII”) (the “Distributor”). BII is an affiliate of the Advisor. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	.35% up to and including $500,000,000 plus .335% over $500,000,000 up to and including $750,000,000 plus .32% over $750,000,000 up to and including $1,000,000,000 plus .30% over $1,000,000,000

The Advisor has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to the Advisor by the Government and Treasury Funds will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Advisor may discontinue this waiver in whole or in part at any time without notice. For the six months ended October 31, 2008, the Advisor waived $4,871,257 in fees payable by the Government Fund and $5,430,458 in fees payable by the Treasury Fund.

The Advisor has, with respect to the Government and Treasury Funds entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Advisor”), an affiliate, under which the Advisor pays the Sub-Advisor for the services it provides to the Government and Treasury Funds a monthly fee at an annual rate equal to a percentage of the advisory fee the Advisor receives from each Fund. The Sub-Advisor is responsible for the day-to-day management of the Government and Treasury Funds.

The Advisor provides certain administrative services to the Premier Institutional, Institutional, Select Institutional and Institutional Tax-Exempt Funds, for a fee at an annual rate of 0.10%, 0.15%, 0.13% and 0.15%, respectively, of the Fund’s average daily net assets.

Short-Term Borrowings: Premier Institutional and Institutional Funds, along with certain other funds managed by the Advisor and its affiliates, are each parties to a $5,000,000,000 credit agreement with PNC Bank N.A. Premier Institutional and Institutional Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Premier Institutional and Institutional Funds may each borrow up to the maximum amount allowable under its current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On September 19, 2008, the origination date, Premier Institutional and Institutional Funds paid an origination fee of .0015% of net assets, which is included in miscellaneous in the Statements of Operations. Premier Institutional and Institutional Funds also paid a commitment fee of 0.10% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the effective federal funds rate plus 0.75%. Premier Institutional and Institutional Funds did not borrow under the credit agreement, which expired on October 31, 2008.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. and its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

     24 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Notes to Financial Statements (Concluded)

Merrill Lynch Funds For Institutions Series

3.	Capital Share Transactions:

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of a single class in each of the Premier Institutional, Institutional, Select Institutional, Government and Treasury Funds ($0.01 par value) and Institutional Tax-Exempt Fund ($0.10 par value). Transactions in shares at a constant net asset value of $1.00 per share were as follows:

Premier Institutional Fund	Period Ended October 31, 2008	Year Ended April 30, 2008
Shares sold	99,708,282,264	266,699,154,976
Shares issued to shareholders in reinvestment of dividends	260,257,539	995,768,415
Total	99,968,539,803	267,694,923,391
Shares redeemed	(116,742,330,123)	(255,204,074,552)
Net increase (decrease)	(16,773,790,320)	12,490,848,839

Institutional Fund
Shares sold	38,290,626,305	100,927,891,621
Shares issued to shareholders in reinvestment of dividends	305,275,053	1,097,718,735
Total	38,595,901,358	102,025,610,356
Shares redeemed	(46,939,979,078)	(95,109,082,870)
Net increase (decrease)	(8,344,077,720)	6,916,527,486

Select Institutional Fund		February 4, 2008 to April 30, 2008
Shares sold	15,714,600,304	5,855,303,050
Shares issued to shareholders in reinvestment of dividends	11,875,773	10,823,524
Total	15,726,476,077	5,866,126,574
Shares redeemed	(15,313,759,716)	(3,546,736,243)
Net increase	412,716,361	2,319,390,331

Government Fund		Year Ended April 30, 2008
Shares sold	37,644,136,658	41,100,292,411
Shares issued to shareholders in reinvestment of dividends	76,916,484	199,142,471
Total	37,721,053,142	41,299,434,882
Shares redeemed	(33,985,057,046)	(35,042,685,139)
Net increase	3,735,996,096	6,256,749,743

Treasury Fund	Period Ended October 31, 2008	Year Ended April 30, 2008
Shares sold	21,024,751,271	25,526,746,806
Shares issued to shareholders in reinvestment of dividends	64,380,502	112,565,791
Total	21,089,131,773	25,639,312,597
Shares redeemed	(15,529,433,687)	(17,361,771,530)
Net increase	5,559,698,086	8,277,541,067

Institutional Tax-Exempt Fund
Shares sold	26,724,859,437	56,667,575,710
Shares issued to shareholders in reinvestment of dividends	194,289,711	538,729,741
Total	26,919,149,148	57,206,305,451
Shares redeemed	(27,919,117,493)	(54,600,749,942)
Net increase (decrease)	(999,968,345)	2,605,555,509

4.	Federal Insurance:

The Funds participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any future investments after a shareholder has closed his or her account will not be guaranteed. As a participant of the Program, which expires April 30, 2009, the Fund paid a participation fee of 0.01% of the Fund’s shares outstanding value as of September 19, 2008, for the period September 19, 2008 through December 18, 2008 and paid another 0.015% of the Fund’s shares outstanding value as of September 19, 2008, for the period December 19, 2008 through April 30, 2009.

5.	Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholder’s directors of both companies and certain regulations. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     25

Schedule of Investments October 31, 2008 (Unaudited)

Merrill Lynch Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value (Note 1a)

U.S. Government Agency Issues — 1.0%
Federal National	1.55%	12/29/08	$157,500	$157,120,250
Mortgage Association Discount Notes
Total U.S. Government Agency Issues (Cost $157,120,250)				157,120,250

U.S. Government Agency Issues — Variable Rate — 8.0%
Federal Home Loan	3.02	03/20/09	163,725	163,782,328
Bank System	4.44	08/13/09	82,700	82,700,000
	4.49	08/14/09	269,770	269,748,990
Federal Home Loan	3.08	09/25/09	455,705	455,585,313
Mortgage Corp.	3.17	09/28/09	283,415	283,351,683
Total U.S. Government Agency Issues — Variable Rate (Cost $1,255,168,314)				1,255,168,314

Certificates of Deposit — Variable Rate — 1.1%
Wachovia Bank N.A.	4.61	08/04/09	175,150	175,150,000
Total Certificates of Deposit — Variable Rate (Cost $175,150,000)				175,150,000

Yankee Certificates of Deposit — 35.2%
Banco Bilbao Vizcaya	3.19	12/24/08	205,000	205,000,000
Argentaria, S.A., New York
Banco Santander,	3.36	02/04/09	100,000	100,002,561
New York	3.70	02/24/09	110,000	110,000,000
Bank of Scotland Plc,	2.93	11/17/08	376,100	376,100,000
New York
BNP Paribas,	2.85	12/04/08	115,000	115,000,000
New York	2.85	12/08/08	300,000	300,000,000
	3.10	02/18/09	200,000	200,000,000
	3.12	02/20/09	600,000	600,000,000
DNB NOR Bank ASA,	3.12	12/18/08	100,000	100,000,000
New York
Nordea Bank Finland	3.41	02/24/09	120,000	120,000,000
Plc, New York
Rabobank Nederland	3.01	02/19/08	139,000	139,000,000
N.V. New York
Royal Bank of	3.05	12/24/08	250,000	250,065,148
Canada, New York
Royal Bank of	2.94	12/29/08	150,000	150,000,000
Scotland, New York	3.15	02/20/09	370,000	370,000,000
	3.14	03/09/09	350,000	350,000,000
San Paolo IMI SpA,	2.86	12/04/08	154,180	154,180,000
New York	2.86	12/05/08	243,895	243,895,000
	3.18	12/18/08	63,880	63,880,000
	3.24	03/04/09	100,000	100,000,000
Skandinaviska	2.80	11/17/08	125,000	125,000,000
Enskilda Banken,
New York
Societe Generale,	2.99	12/02/08	375,000	375,002,975
New York	2.92	12/05/08	325,000	325,000,000
	3.18	12/23/08	200,000	200,002,732
Svenska	2.96	02/03/09	100,000	100,002,536
Handelsbanken,
New York

Yankee Certificates of Deposit (concluded)
Toronto Dominion	2.83%	12/05/08	$84,950	$84,950,000
Bank, New York	3.00	12/16/08	46,800	46,800,000
	3.03	02/11/09	91,000	91,000,000
	3.01	02/13/09	100,000	100,000,000
Total Yankee Certificates of Deposit (Cost $5,494,880,952)				5,494,880,952

Yankee Certificates of Deposit — Variable Rate — 3.6%
Bank of Montreal,	2.90	11/10/08	327,915	327,915,000
Chicago Branch
Deutsche Bank AG,	3.41	01/21/09	230,510	230,510,000
New York
Total Yankee Certificates of Deposit — Variable Rate (Cost $558,425,000)				558,425,000

Master Notes — Variable Rate — 5.9%
Genworth Life	3.88	11/03/08	50,000	50,000,000
Insurance Company (a)
Hartford Life	4.02	10/01/09	70,000	70,000,000
Insurance Company (a)
ING USA Annuity &	3.40	05/22/09	30,000	30,000,000
Life Insurance Co. (a)	3.40	05/22/09	90,000	90,000,000
MetLife Insurance	3.92	03/03/09	35,000	35,000,000
Company of	4.35	09/01/09	210,000	210,000,000
Connecticut (a)
New York Life	5.03	04/13/09	312,380	312,380,000
Insurance Company (a)
Transamerica Life	4.11	10/02/09	125,000	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $922,380,000)				922,380,000

Corporate Notes — Variable Rate — 3.2%
Bank of Montreal,	4.55	10/05/09	271,390	271,390,000
Chicago Branch
HSBC USA, Inc.	5.22	10/15/09	52,655	52,655,000
Nordea Bank AB	3.89	10/23/09	177,000	177,000,000
Total Corporate Notes — Variable Rate (Cost $501,045,000)				501,045,000

Medium Term Notes — Variable Rate — 2.7%
ING Bank NV	3.13	08/24/09	135,000	135,000,000
ING USA Global	3.51	09/18/09	84,000	84,000,000
Funding
Lloyds TSB Group Plc (b)	3.10	08/07/09	200,000	200,000,000
Total Medium Term Notes — Variable Rate (Cost $419,000,000)				419,000,000

Time Deposits — 4.8%
ING Bank	0.38	11/03/08	80,000	80,000,000
SunTrust Bank	0.20	11/03/08	664,710	664,710,000
Total Time Deposits (Cost $744,710,000)				744,710,000

See Notes to Financial Statements.

     26 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value (Note 1a)

Commercial Paper — 9.0%
Bank of	2.74%	12/08/08	$125,000	$124,666,892
America Corp.	2.97	02/09/09	100,000	99,192,861
	2.96	03/09/09	430,000	425,545,200
Citigroup Funding Inc.	4.50	11/13/08	100,000	99,875,000
	4.50	11/14/08	100,000	99,862,500
Dexia Delaware LLC	2.82	11/12/08	144,000	143,898,660
Rabobank USA	2.48	12/29/08	250,000	249,035,556
Financial Corp.
Raiffeisen Zentralbank	2.82	12/04/08	170,000	169,587,183
Osterreich AG
Total Commercial Paper (Cost $1,411,663,852)				1,411,663,852

Commercial Paper (Asset-Backed) — 22.1%
Amsterdam Funding	3.08	01/30/09	150,000	148,870,667
Corp.
Atlantis One Funding	4.60	12/15/08	75,000	74,597,500
Corp.
Barton Capital Corp.	4.35	12/29/08	25,000	24,830,833
CAFCO LLC	3.85	12/09/08	200,000	199,230,000
	3.85	12/10/08	100,000	99,604,306
Cancara Asset	4.52	11/14/08	100,000	99,861,889
Securitisation LLC
Chariot Funding LLC	3.00	11/10/08	100,000	99,941,667
	3.00	12/05/08	169,908	169,454,912
Charta LLC	3.85	12/09/08	50,000	49,807,500
	3.85	12/10/08	100,000	99,604,306
	3.00	03/04/09	250,000	247,479,167
CIESCO LLC	3.25	02/13/09	150,000	148,618,750
Clipper Receivables	3.85	11/17/08	200,000	199,700,556
Co. LLC
Enterprise Funding LLC	3.35	02/12/09	47,900	47,449,807
Falcon Asset	3.72	11/14/08	150,000	149,829,500
Securitization Co.
LLC
Kitty Hawk Funding	3.35	02/13/09	53,050	52,546,467
Corp.

Commercial Paper (Asset-Backed) (concluded)
Liberty Funding LLC	3.45%	01/30/09	$130,000	$128,903,667
Ranger Funding Co.	3.95	12/19/08	85,718	85,285,362
LLC	3.35	02/12/09	42,450	42,051,029
Sheffield Receivables	3.78	11/19/08	200,000	199,664,000
Corp.	3.78	12/16/08	150,000	149,322,750
Solitaire Funding LLC	4.45	11/04/08	275,000	274,626,076
	4.45	11/21/08	175,000	174,610,625
Thames Asset	4.75	12/10/08	49,000	48,760,785
Global Securitization
Tulip Funding Corp.	4.25	11/17/08	200,000	199,669,444
Victory Receivables
Corp.	4.25	11/03/08	100,000	100,000,000
Windmill Funding
Corp.	4.45	12/24/08	100,000	99,369,583
Yorktown Capital LLC	3.35	02/13/09	45,500	45,068,129

Total Commercial Paper (Asset-Backed) (Cost $3,458,759,277)				3,458,759,277

Repurchase Agreements — 4.8%
Deutsche Bank Securities, Inc., purchased on 10/31/08 to yield 0.20% to 11/03/08, repurchase price of $750,012,500, collateralized by Federal Home Loan Banks 0%–4.835% due from 10/06/09 to 11/24/14, Federal National Mortgage Assoc. Bonds 3.25%–5.40% due from 2/15/09 to 2/23/17 and Federal Home Loan Mortgage Corp. Bonds 5.625% due 11/23/35.	750,000	750,000,000
Total Repurchase Agreements (Cost $750,000,000)		750,000,000

Total Investments (Cost — $15,848,302,645) — 101.4%		15,848,302,645
Liabilities in Excess of Other Assets — (1.4%)		(219,152,104)
Net Assets — 100.0%		$15,629,150,541

Note — Costs for federal income tax purposes is $15,848,302,645.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities as to resale, representing 5.8% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Genworth Life Insurance Company
3.88% due 11/03/08	11/01/07	$50,000,000	$50,000,000
Hartford Life Insurance Co.
4.02% due 10/01/09	5/29/08	70,000,000	70,000,000
ING USA Annuity and Life Insurance Co.
3.40% due 9/23/09	5/29/08	30,000,000	30,000,000
3.40% due 9/23/09	5/29/08	90,000,000	90,000,000
MetLife Insurance Company of Connecticut
3.92% due 3/03/09	3/03/08	35,000,000	35,000,000
4.35% due 9/01/09	1/02/08	210,000,000	210,000,000
New York Life Insurance Co.
5.03% due 4/13/09	4/14/08	312,380,000	312,380,000
Transamerica Life Insurance Co.
4.11% due 10/02/09	8/01/08	125,000,000	125,000,000
Total		$922,380,000	$922,380,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     27

Schedule of Investments (concluded)

Merrill Lynch Premier Institutional Portfolio

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $200,000,000 or 1.3% of net assets.

• Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$15,848,302,645
Level 3	—
Total	$15,848,302,645

See Notes to Financial Statements.

     28 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Assets and Liabilities

Merrill Lynch Premier Institutional Portfolio

October 31, 2008 (Unaudited)

Assets
Repurchase agreements (cost — $750,000,000)	$750,000,000
Investments at value — unaffiliated (cost — $15,098,302,645)	15,098,302,645
Cash	19,353,863
Interest receivable	62,179,061
Total assets	15,929,835,569
Liabilities
Investment advisory fees payable	620,498
Investments purchased payable	300,005,097
Other accrued expenses	59,433
Total liabilities	300,685,028
Net Assets	$15,629,150,541
Investors’ capital	$15,629,150,541

Statement of Operations

Merrill Lynch Premier Institutional Portfolio

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Interest	$385,085,591
Expenses
Investment advisory	6,791,944
Accounting and custodian services	245,447
Dividend and transfer agent	35,851
Total expenses	7,073,242
Net investment income	378,012,349
Net realized loss from investments	(5,985,929)
Net Increase in Net Assets Resulting From Operations	$372,026,420

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     29

Statement of Changes in Net Assets

Merrill Lynch Premier Institutional Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Increase (Decrease) in Net Assets:

Operations
Net investment income	$378,012,349	$1,348,873,600
Net realized gain (loss)	(5,985,929)	6,681,132
Net increase in net assets resulting from operations	372,026,420	1,355,554,732

Capital Transactions
Contributions from feeders	22,029,555,045	63,025,093,602
Withdrawals from feeders	(39,204,842,870)	(51,866,715,493)
Net increase (decrease) in net assets derived from capital transactions	(17,175,287,825)	11,158,378,109
Total increase (decrease) in net assets	(16,803,261,405)	12,513,932,841

Net Assets
Beginning of period	32,432,411,946	19,918,479,105
End of period	$15,629,150,541	$32,432,411,946

Financial Highlights

Merrill Lynch Premier Institutional Portfolio

		Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%(1)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.80%(1)	4.74%	5.19%	3.81%	1.80%	1.15%

Supplemental Data
Net Assets, end of period (000)	$15,629,151	$32,432,412	$19,918,479	$16,828,490	$18,759,281	$45,728,349

(1)	Annualized.

See Notes to Financial Statements.

     30 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited)

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues — 0.9%
Federal National	1.55%	12/29/08	$193,000	$192,534,655
Mortgage Association
Discount Notes
Total U.S. Government Agency Issues (Cost $192,534,655)				192,534,655

U.S. Government Agency Issues — Variable Rate — 5.8%
Federal Home Loan	3.02	03/20/09	158,085	158,140,353
Bank System	4.44	08/13/09	168,950	168,950,000
	4.49	08/14/09	245,485	245,465,882
Federal Home Loan	3.08	09/25/09	427,805	427,692,641
Mortgage Corp.	3.17	09/28/09	257,045	256,987,574
Total U.S. Government Agency Issues — Variable Rate (Cost $1,257,236,450)				1,257,236,450

Certificates of Deposit — Variable Rate — 0.7%
Wachovia Bank N.A.	4.61	08/04/09	157,200	157,200,000
Total Certificates of Deposit — Variable Rate (Cost $157,20,000)				157,200,000

Yankee Certificates of Deposit — 34.5%
Banco Bilbao Vizcaya	3.19	12/24/08	180,000	180,000,000
Argentaria, S.A.,	3.61	01/30/09	282,250	282,256,836
New York
Banco Santander,	3.36	02/04/09	165,000	165,004,226
New York	3.70	02/24/09	320,000	320,000,000
BNP Paribas,	2.85	12/04/08	450,000	450,000,000
New York	2.85	12/08/08	264,000	264,000,000
	3.10	02/18/09	210,000	210,000,000
	3.12	02/20/09	325,000	325,000,000
DNB NOR Bank ASA,	3.12	12/18/08	100,000	100,000,000
New York
Lloyds TSB Bank Plc,	2.60	12/03/08	400,000	400,000,000
New York
Nordea Bank Finland	4.15	12/22/08	68,000	68,079,981
Plc, New York	3.41	02/24/09	371,000	371,000,000
Rabobank Nederland	2.11	11/21/08	400,000	400,000,000
N.V., New York	3.01	02/19/09	150,000	150,000,000
Royal Bank of	3.11	12/29/08	350,000	350,132,693
Canada, New York
Royal Bank of	2.96	11/03/08	100,000	100,000,000
Scotland Plc,	2.94	12/29/08	200,000	200,000,000
New York	3.15	02/20/09	325,000	325,000,000
	3.14	03/09/09	340,000	340,000,000
San Paolo IMI SpA,	2.86	12/04/08	139,685	139,685,000
New York	2.86	12/05/08	221,980	221,980,000
	3.00	12/10/08	250,000	250,000,000
	3.18	12/18/08	57,020	57,020,000
	3.24	03/04/09	165,000	165,000,000
Skandinaviska	2.80	11/17/08	100,000	100,000,000
Enskilda Banken,
New York
Societe Generale,	2.92	11/14/08	120,000	120,000,181
New York	2.99	12/02/08	400,000	400,003,174
	2.92	12/05/08	300,000	300,000,000
	3.18	12/23/08	226,480	226,483,094

Yankee Certificates of Deposit (concluded)
Svenska	2.96%	02/03/09	$175,000	$175,004,438
Handelsbanken,
New York
Toronto Dominion	2.83	12/05/08	76,900	76,900,000
Bank, New York	3.00	12/16/08	40,350	40,350,000
	3.03	02/11/09	98,000	98,000,000
	3.01	02/13/09	110,000	110,000,000
Total Yankee Certificates of Deposit (Cost $7,480,899,623)				7,480,899,623

Yankee Certificates of Deposit — Variable Rate — 1.0%
Deutsche Bank AG,	3.41	01/21/09	206,855	206,855,000
New York
Total Yankee Certificates of Deposit — Variable Rate (Cost $206,855,000)				206,855,000

Master Notes — Variable Rate — 2.9%
Hartford Life	4.02	10/01/09	80,000	80,000,000
Insurance Company (a)
ING USA Annuity &	3.40	09/23/09	100,000	100,000,000
Life Insurance Co. (a)
MetLife Insurance	4.35	09/01/09	50,000	50,000,000
Company of Connecticut (a)
New York Life	5.03	04/13/09	282,405	282,405,000
Insurance Company (a)
Transamerica Life	4.11	10/02/09	125,000	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $637,405,000)				637,405,000

Corporate Notes — Variable Rate — 2.2%
Bank of Montreal,	4.55	10/05/09	248,700	248,700,000
Chicago Branch
HSBC USA, Inc.	5.22	10/15/09	46,470	46,470,000
Nordea Bank AB	3.89	10/23/09	176,000	176,000,000
Total Corporate Notes — Variable Rate (Cost $471,170,000)				471,170,000

Medium Term Notes — Variable Rate — 2.0%
American Express	4.31	11/07/08	25,000	25,000,000
Bank FSB
ING Bank NV	3.13	08/24/09	141,000	141,000,000
ING USA Global	3.51	09/18/09	73,970	73,970,000
Funding
Lloyds TSB Group Plc (b)	3.10	08/07/09	190,000	190,000,000
Total Medium Term Notes — Variable Rate (Cost $429,970,000)				429,970,000

Time Deposits — 2.4%
SunTrust Bank	0.20	11/03/08	519,090	519,090,000
Total Time Deposits (Cost $519,090,000)				519,090,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     31

Schedule of Investments (continued)

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

Commercial Paper — 17.4%
Bank of	2.74%	12/08/08	$175,000	$174,533,649
America Corp.	2.97	02/09/09	100,000	99,192,861
	2.96	03/12/09	350,000	346,287,667
Citigroup Funding Inc.	4.30	11/03/08	300,000	300,000,000
	4.50	11/13/08	150,000	149,812,500
	4.50	11/14/08	150,000	149,793,750
	4.25	11/18/08	100,000	99,822,917
	3.40	12/02/08	325,000	324,109,861
Danske Corp	3.30	11/26/08	400,000	399,156,667
Dexia Delaware LLC	2.82	11/12/08	150,000	149,894,438
DNB NOR Bank ASA	3.38	12/11/08	192,400	191,713,560
Rabobank USA	2.49	12/29/08	350,000	348,644,333
Financial Corp.
Raiffeisen	2.82	12/05/08	72,649	72,466,893
Zentralbank	4.74	12/05/08	71,940	71,637,188
Osterreich
San Paolo IMI US	2.91	12/02/08	50,000	49,882,993
Financial Co.
UBS Finance	4.45	11/17/08	300,000	299,480,833
Delaware LLC	3.25	11/24/08	400,000	399,241,667
	3.15	12/01/08	150,000	149,632,500
Total Commercial Paper (Cost $3,775,304,277)				3,775,304,277

Commercial Paper (Asset-Backed) — 30.1%
Amstel Funding Corp.	4.00	11/04/08	80,000	79,991,111
Amsterdam Funding	4.45	12/24/08	100,000	99,369,583
Corp.
Atlantic Asset	4.00	11/04/08	63,310	63,302,966
Securitization Corp.
Atlantis One Funding	4.60	12/15/08	75,000	74,597,500
Corp.
Barton Capital Corp.	4.35	12/29/08	175,000	173,815,833
Bryant Park	4.00	11/07/08	69,415	69,384,149
Funding LLC	4.05	11/12/08	200,000	199,797,500
CAFCO LLC	3.50	11/14/08	63,000	62,932,625
	3.85	12/09/08	20,000	19,923,000
	3.10	02/18/09	100,000	99,078,611
	3.10	03/10/09	25,900	25,617,212
Cancara Asset	4.25	11/12/08	150,000	149,840,625
Securitisation LLC	4.52	11/14/08	100,000	99,861,889
	4.25	11/26/08	69,700	69,510,745
	3.27	12/02/08	450,000	448,814,625
Chariot Funding LLC	4.00	11/10/08	51,949	51,908,595
	4.54	11/12/08	125,574	125,431,620
Charta LLC	3.50	11/03/08	52,590	52,590,000
	3.10	03/05/09	100,000	98,949,444
CIESCO LLC	3.25	02/13/09	36,600	36,262,975
	3.10	02/18/09	100,000	99,078,611
	3.10	03/10/09	103,605	102,473,792

Commercial Paper (Asset-Backed) (concluded)
Citibank Credit Card	3.15%	01/27/09	$101,850	$101,092,490
Issuer Trust
Clipper Receivables	3.85	11/17/08	140,000	139,790,389
Co. LLC
CRC Funding LLC	2.77	11/05/08	200,000	199,969,222
Enterprise Funding LLC	3.35	02/12/09	63,750	63,150,839
Falcon Asset	4.00	11/21/08	90,765	90,583,470
Securitization Co. LLC
Galleon Capital LLC	3.85	11/18/08	200,000	199,679,167
Gemini Securitization	3.00	12/01/08	200,000	199,533,333
Corp.	3.12	12/30/08	75,000	74,629,500
Jupiter Securitization	4.00	11/05/08	50,000	49,988,889
Co. LLC	3.72	11/12/08	105,037	104,939,316
Kitty Hawk Funding	2.95	02/04/09	50,404	50,019,879
Corp.	3.35	02/13/09	70,550	69,880,363
Palisades CP	4.75	11/20/08	115,000	114,742,049
Program (Citibank Omni)
Park Avenue	4.00	12/18/08	275,000	273,625,000
Receivables Corp.
Ranger Funding	4.03	11/10/08	200,000	199,843,278
Co. LLC	2.95	02/04/09	120,000	119,085,500
	3.35	02/12/09	56,500	55,968,978
Regency Markets	2.87	11/17/08	45,000	44,949,775
No. 1 LLC	3.20	11/25/08	85,000	84,833,778
Sheffield Receivables	3.78	11/19/08	300,000	299,496,000
Corp.	2.90	12/02/08	30,000	29,929,917
	2.95	12/02/08	20,000	19,952,472
	4.25	12/09/08	200,000	199,150,000
	3.78	12/16/08	100,000	99,548,500
	3.78	12/19/08	100,000	99,517,000
Solitaire Funding LLC	4.45	11/21/08	225,000	224,499,375
Thames Asset	4.75	12/10/08	100,000	99,511,806
Global Securitization	4.75	12/12/08	151,400	150,620,921
Ticonderoga	3.05	11/19/08	35,870	35,821,376
Funding LLC
Victory Receivables	4.25	11/03/08	100,000	100,000,000
Corp	3.05	11/24/08	100,000	99,822,083
Windmill Funding	4.45	12/24/08	150,000	149,054,375
Corp.
Yorktown Capital LLC	4.05	11/20/08	112,920	112,704,040
	3.95	12/19/08	200,000	198,990,555
	3.35	02/13/09	60,550	59,975,280
Total Commercial Paper (Asset-Backed) (Cost $6,517,431,926)				6,517,431,926

See Notes to Financial Statements.

     32 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (concluded)

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Repurchase Agreements — 4.0%
Bank of America Securities, LLC, purchased on 10/31/08 to yield 0.15% to 11/03/08, repurchase price of $300,003,750, collateralized by U.S. Treasury Notes 3.375%–4.875% due from 6/30/12 to 6/30/13.	$300,000	$300,000,000
Deutsche Bank Securities, Inc., purchased on 10/31/08 to yield 0.21% to 11/03/08, repurchase price of $100,001,750, collateralized by U.S. Treasury Notes 1.875% due 7/15/15.	100,000	100,000,000
Deutsche Bank Securities, Inc., purchased on 10/31/08 to yield 0.25% to 11/03/08, repurchase price of $61,001,271, collateralized by Federal National Mortgage Assoc. Bonds 7.00%–8.00% due from 6/01/36 to 11/01/37.	61,000	61,000,000

Repurchase Agreements (concluded)
Deutsche Bank Securities, Inc., purchased on 10/31/08 to yield 0.20% to 11/03/08, repurchase price of $400,006,667, collateralized by Federal National Mortgage Assoc. Bonds 0% due 02/23/09, Federal Home Loan Mortgage Corp. Bonds 0.00%–5.50% due from 12/22/08 to 07/18/18, and Federal Home Loan Banks Bonds 0.00%–5.80% due from 12/19/08 to 10/01/20.	$400,000	$400,000,000
Total Repurchase Agreements (Cost $861,000,000)		861,000,000

Total Investments (Cost — $22,506,096,931) — 103.9%		22,506,096,931
Liabilities in Excess of Other Assets — (3.9%)		(823,576,890)
Net Assets — 100.0%		$21,682,520,041

Note — Costs for federal income tax purposes is $22,506,096,931.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities as to resale, representing 2.9% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Hartford Life Insurance Co.
4.02% due 10/01/09	6/10/08	$80,000,000	$80,000,000
ING USA Annuity and Life Insurance Co.
3.40% due 9/23/09	5/29/08	100,000,000	100,000,000
MetLife Insurance Company of Connecticut
4.35% due 9/01/09	9/02/08	50,000,000	50,000,000
New York Life Insurance Co.
5.03% due 4/13/09	4/14/08	282,405,000	282,405,000
Transamerica Life Insurance Co.
4.11% due 10/02/09	8/01/08	125,000,000	125,000,000
Total		$637,405,000	$637,405,000

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $190,000,000 or 0.8% of net assets.

• Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$22,506,096,931
Level 3	—
Total	$22,506,096,931

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     33

Statement of Assets and Liabilities

Merrill Lynch Institutional Portfolio

October 31, 2008 (Unaudited)

Assets
Repurchase agreements (cost — $861,000,000)	$861,000,000
Investments at value — unaffiliated (cost — $21,645,096,931)	21,645,096,931
Cash	19,787,447
Interest receivable	62,585,976
Total assets	22,588,470,354
Liabilities
Investment advisory fees payable	863,819
Investments purchased payable	905,008,663
Other accrued expenses	77,831
Total liabilities	905,950,313
Net Assets	$21,682,520,041
Investors’ capital	$21,682,520,041

Statement of Operations

Merrill Lynch Institutional Portfolio

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Interest	$394,574,482
Expenses
Investment advisory	6,913,047
Accounting and custodian services	263,435
Dividend and transfer agent	28,262
Total expenses	7,204,744
Net investment income	387,369,737
Net realized loss from investments	(531,978)
Net Increase in Net Assets Resulting From Operations	$386,837,759

See Notes to Financial Statements.

     34 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Changes in Net Assets

Merrill Lynch Institutional Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Increase (Decrease) in Net Assets:

Operations
Net investment income	$387,369,737	$1,216,068,981
Net realized gain (loss)	(531,978)	2,210,210
Net increase in net assets resulting from operations	386,837,759	1,218,279,191

Capital Transactions
Contributions from feeders	15,702,594,886	27,764,851,143
Withdrawals from feeders	(24,024,013,409)	(19,738,940,259)
Net increase (decrease) in net assets derived from capital transactions	(8,321,418,523)	8,025,910,884
Total increase (decrease) in net assets	(7,934,580,764)	9,244,190,075

Net Assets
Beginning of period	29,617,100,805	20,372,910,730
End of period	$21,682,520,041	$29,617,100,805

Financial Highlights

Merrill Lynch Institutional Portfolio

		Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%(1)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.80%(1)	4.73%	5.24%	3.93%	1.87%	1.14%

Supplemental Data
Net Assets, end of period (000)	$21,682,520	$29,617,101	$20,372,911	$12,600,154	$9,394,900	$10,603,174

(1)	Annualized.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     35

Schedule of Investments October 31, 2008 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.7%
Alabama Housing Finance Auth M/F Housing Rev (Hunter Ridge Apartments — Series F) VRDN 2.00% due 12/01/2035 (a)	$10,550	$10,550,000
Alabama Housing Finance Auth S/F Mortgage Rev (Putters — Series 1954) VRDN 2.07% due 04/01/2014 (a)(b)	4,195	4,195,000
Alabama State Public School & College Auth (ROCS RR II R 11310) VRDN 1.87% due 12/01/2025 (a)(b)	4,140	4,140,000
Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 2.34% due 06/01/2035 (a)(b)	10,535	10,535,000
Birmingham, Alabama Waterworks & Sewer Board (EAGLE 20060132 CL-A) VRDN 1.95% due 01/01/2043 (a)(b)	28,290	28,290,000
Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN 1.25% due 05/01/2022 (a)	21,540	21,540,000
Decatur, Alabama IDB Environmental Facilities Rev (Amoco Chemical Co. Project) DDN 1.20% due 11/01/2035 (a)	4,800	4,800,000
Decatur, Alabama IDB Rev VRDN 2.00% due 08/01/2036 (a)	35,000	35,000,000
Huntsville, Alabama Educational Bldg Auth Rev Oakwood College Inc. Project) VRDN 1.85% due 09/01/2026 (a)	6,550	6,550,000
Lower Alabama Gas District (Alabama Gas Supply Rev — Series A) VRDN 1.25% due 11/01/2027 (a)	96,254	96,254,000
Macon Trust Various States (Alabama Redevelopment Auth Rev — Series 2007-306) VRDN 1.87% due 03/01/2012 (a)(b)	22,800	22,800,000
Mobile, Alabama IDB PCR (Alabama Power Co. — Barry Plant) VRDN 2.00% due 07/15/2034 (a)	16,000	16,000,000
Mobile, Alabama IDB PCR (Alabama Power Co. Project) DDN 1.25% due 06/01/2015 (a)	10,300	10,300,000
Southeast Alabama Gas District (Alabama Rev Supply — Series A) DDN 0.80% due 08/01/2027 (a)	328,300	328,300,000
Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 2.00% due 09/01/2020 (a)	6,700	6,700,000
		605,954,000

Alaska — 0.5%
Valdez, Alaska Marine Term Rev (ConocoPhilips Project — Series A) VRDN 1.55% due 05/01/2031 (a)	28,000	28,000,000
Valdez, Alaska Marine Term Rev (ConocoPhilips Project — Series B) VRDN 2.00% due 05/01/2031 (a)	26,000	26,000,000

Alaska (concluded)
Valdez, Alaska Marine Term Rev (ConocoPhilips Project — Series C) VRDN 1.30% due 05/01/2031 (a)	$24,400	$24,400,000
		78,400,000

Arizona — 1.1%
Arizona Health Facilities Auth Rev (Banner Health — Series C) VRDN 2.00% due 01/01/2035 (a)	6,700	6,700,000
Chandler, Arizona (Deutsche Bank Spears/Lifers Trust Various States — Series 150) VRDN 1.66% due 12/01/2037 (a)(b)	57,995	57,995,000
Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 1.87% due 01/01/2010 (a)(b)	23,000	23,000,000
Morgan Keegan Muni Products Inc. (Maricopa County, Arizona IDA S/F Mortgage Rev — Series A) VRDN 2.02% due 02/02/2009 (a)(b)	40,685	40,685,000
Pima County, Arizona IDA Rev (Tucson Electric Power — Series B) VRDN 1.75% due 09/01/2029 (a)	31,650	31,650,000
Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 1.86% due 01/01/2037 (a)(b)	14,000	14,000,000
		174,030,000

Arkansas — 0.1%
Arkansas State Development Finance Auth S/F Mortgage Rev (Loan C) VRDN 1.92% due 01/01/2038 (a)	14,285	14,285,000
Arkansas State Development Finance Auth S/F Mortgage Rev (Program E) VRDN 1.92% due 01/01/2037 (a)	4,865	4,865,000
		19,150,000

California — 2.1%
California Home Mortgage Finance Auth (Home Buyers Fund S/F Mortgage Rev) VRDN 3.93% due 09/01/2050 (a)	40,000	40,000,000
California State (Series A) RAN 5.50% due 05/20/2009	50,000	50,490,000
Los Angeles, California TRAN 3.00% due 06/30/2009	92,300	93,563,587
Sacramento, California (Series A) TRAN 2.50% due 08/07/2009	163,300	164,410,931
		348,464,518

Colorado — 3.1%
Aurora, Colorado Certificates Partnership (Series A) VRDN 2.25% due 12/01/2030 (a)	8,770	8,770,000
Aurora, Colorado Hospital Rev (Children’s Hospital — Series B) VRDN 1.40% due 12/01/2036 (a)	6,400	6,400,000

See Notes to Financial Statements.

     36 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (continued)
Austin Trust Various States (Prairie Center District Colorado 2007-319) VRDN 1.87% due 06/07/2010 (a)(b)	$16,850	$16,850,000
Castle Rock, Colorado Certificates Partnership VRDN 1.60% due 09/01/2037 (a)	11,000	11,000,000
Colorado Department of Transportation Rev (Putters — Series 318) VRDN 2.27% due 06/15/2015 (a)(b)	6,325	6,325,000
Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 1.80% due 09/01/2035 (a)	22,180	22,180,000
Colorado Educational & Cultural Facilities Auth Rev (Nature Conservatory — Series A) VRDN 1.50% due 07/01/2033 (a)	13,000	13,000,000
Colorado Educational & Cultural Facilities Auth Rev (Southeastern California Project) VRDN 1.70% due 06/01/2038 (a)	21,330	21,330,000
Colorado Health Facilities Auth Rev (Catholic Health — Series B-6) VRDN 1.75% due 03/01/2044 (a)	12,400	12,400,000
Colorado Health Facilities Auth Rev (Putters — Series 1739) VRDN 1.85% due 03/01/2010 (a)(b)	22,990	22,990,000
Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 1.83% due 07/15/2020 (a)(b)	32,940	32,940,000
Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 2.07% due 01/01/2032 (a)	2,000	2,000,000
Colorado Housing & Financing Auth S/F Mortgage Rev (Series A-3) VRDN 3.65% due 05/01/2038 (a)	30,000	30,000,000
Colorado Housing & Financing Auth S/F Mortgage Rev (Series B-2) VRDN 3.65% due 05/01/2038 (a)	25,000	25,000,000
Colorado Springs Utilities Rev (Lien — Series A) VRDN 3.25% due 11/01/2023 (a)	47,000	47,000,000
Colorado State General Fund Rev (Series A) TRAN 3.00% due 06/26/2009	89,500	90,241,798
Denver, Colorado City & County Certificates Partnership (Series A-1) VRDN 1.25% due 09/01/2029 (a)	26,860	26,860,000
Denver, Colorado City & County Certificates Partnership (Series A-2) VRDN 1.25% due 12/01/2029 (a)	50,000	50,000,000
Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 2.35% due 11/01/2036 (a)(b)	10,000	10,000,000
Southglenn Metropolitan District Colorado Rev VRDN 1.87% due 12/01/2030 (a)	6,000	6,000,000
Traer Creek, Colorado Metropolitan District Rev VRDN 1.85% due 10/01/2021 (a)	14,790	14,790,000

Colorado (concluded)
University of Colorado Enterprise Systems Rev (ROCS RR II R 12144) VRDN 2.36% due 06/01/2030 (a)(b)	$4,620	$4,620,000
University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 1.81% due 11/15/2040 (a)(b)	26,500	26,500,000
		507,196,798

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Auth Rev (New Haven Hospital — K-2) VRDN 1.70% due 07/01/2025 (a)	16,705	16,705,000
Connecticut State Health & Educational Facilities Auth Rev (New Haven Hospital — L-1) VRDN 1.50% due 07/01/2036 (a)	12,000	12,000,000
		28,705,000

District of Columbia — 0.9%
District of Columbia Housing Finance Agency (Putters — Series 895) VRDN 2.57% due 01/01/2013 (a)(b)	4,790	4,790,000
District of Columbia Housing Finance Agency Rev S/F Mortgage Rev (Series B) VRDN 3.55% due 11/03/2008 (a)	10,500	10,500,000
District of Columbia Rev (American College of Cardiology) VRDN 1.85% due 06/01/2040 (a)	13,200	13,200,000
District of Columbia Rev (Eagle 20070121 CL-A) VRDN 1.98% due 10/01/2037 (a)(b)	15,515	15,515,000
District of Columbia Rev (Series A-2) VRDN 1.46% due 08/15/2038 (a)	15,475	15,475,000
District of Columbia Rev (Series A-3) VRDN 1.46% due 08/15/2038 (a)	11,525	11,525,000
District of Columbia (Series B) VRDN 1.50% due 06/01/2034 (a)	9,490	9,490,000
District of Columbia (Series C) VRDN 1.80% due 06/01/2026 (a)	9,955	9,955,000
District of Columbia (Series C) VRDN 4.00% due 06/01/2027 (a)	14,000	14,000,000
District of Columbia (Series D) VRDN 2.80% due 06/01/2029 (a)	22,430	22,430,000
District of Columbia (Series D) VRDN 2.80% due 06/01/2034 (a)	13,085	13,085,000
District of Columbia Rev (Howard — Series B) VRDN 1.75% due 10/01/2026 (a)	4,800	4,800,000
District of Columbia Rev (Population Services) VRDN 1.85% due 11/01/2042 (a)	10,000	10,000,000
		154,765,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     37

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 7.2%
Alachua County, Florida Health Facilities Auth (Shands Teaching Hospital — Series A) DDN 1.20% due 12/01/2012 (a)	$14,150	$14,150,000
Brevard County, Florida Health Facilities Auth Rev (Health First Inc Project) DDN 1.20% due 08/01/2014 (a)	8,815	8,815,000
Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 1.85% due 01/01/2034 (a)	9,300	9,300,000
Lake County, Florida (Deutsche Bank Spears/Lifers Trust Various States — Series 492) VRDN 1.62% due 06/01/2037 (a)(b)	11,335	11,335,000
Hillsborough County, Florida (Deutsche Bank Spears/Lifers Trust Various States —Series 645) VRDN 1.63% due 10/01/2038 (a)(b)	25,010	25,010,000
Florida Housing Finance Corp M/F Mortgage Rev (ROCS RR II R 600) VRDN 1.89% due 07/01/2043 (a)(b)	8,000	8,000,000
Florida Hurricane Catastrophe Fund Finance Corp. Rev (ROCS RR II R 11549) VRDN 1.85% due 07/01/2013 (a)(b)	26,505	26,505,000
Florida State Board of Public Education (Muni Securities Trust Rcpts — Series 102) DDN 1.45% due 06/01/2029 (a)(b)	20,000	20,000,000
Florida State Board of Public Education (Putters — Series 2850) VRDN 1.83% due 12/01/2013 (a)(b)	2,480	2,480,000
Florida State Board of Public Education (ROCS RR II R 12067) VRDN 4.63% due 06/01/2035 (a)(b)	4,500	4,500,000
Florida State Turnpike Auth Rev (Putters — Series 2514) VRDN 1.83% due 07/01/2015 (a)(b)	4,515	4,515,000
Gainesville, Florida Utilities System Rev (Series A) DDN 1.75% due 10/01/2026 (a)	19,180	19,180,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series 1) VRDN 1.85% due 11/15/2026 (a)	14,000	14,000,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series 1) VRDN 1.85% due 11/15/2034 (a)	10,000	10,000,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series A) VRDN 1.85% due 11/15/2034 (a)	5,000	5,000,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series 2) VRDN 1.85% due 11/15/2034 (a)	20,000	20,000,000

Florida (continued)
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series A-2) VRDN 1.80% due 11/15/2037 (a)	$10,000	$10,000,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series B-3) VRDN 1.85% due 11/15/2031 (a)	5,000	5,000,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series C) VRDN 1.80% due 11/15/2021 (a)	10,000	10,000,000
Hillsborough County, Florida Housing Facilities Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 1.85% due 08/15/2037 (a)	6,600	6,600,000
Hillsborough County, Florida Solid Waste & Resources Recovery Rev (Floaters — Series 50) VRDN 1.63% due 09/01/2034 (a)(b)	9,555	9,555,000
Jacksonville, Florida Capital Project Rev (Series B) VRDN 1.85% due 10/01/2034 (a)	10,965	10,965,000
Jacksonville, Florida Electric Auth Rev (Series B) DDN 1.25% due 10/01/2030 (a)	20,265	20,265,000
Jacksonville, Florida PCR (Florida Power & Light — Series A) CP 2.53% due 11/06/2008	35,960	35,960,000
Jacksonville, Florida Transportation Rev (Series A) VRDN 1.75% due 10/01/2032 (a)	58,400	58,400,000
Jacksonville, Florida Transportation Rev (Series B) VRDN 5.45% due 10/01/2027 (a)	4,000	4,000,000
Jea, Florida Electric System Rev (Series B) VRDN 1.50% due 10/01/2031 (a)	54,955	54,955,000
Jea, Florida Electric System Rev (Series B-1) VRDN 5.50% due 10/01/2040 (a)	25,780	25,780,000
Jea, Florida Electric System Rev (Series B-2) VRDN 5.50% due 10/01/2040 (a)	8,925	8,925,000
Jea, Florida Electric System Rev (Series B-4) VRDN 5.50% due 10/01/2036 (a)	19,190	19,190,000
Jea, Florida Electric System Rev (Series C-1) VRDN 1.40% due 10/01/2034 (a)	14,720	14,720,000
Jea, Florida Electric System Rev (Series C-3) VRDN 1.40% due 10/01/2038 (a)	13,255	13,255,000
Jea, Florida Water & Sewer Systems Rev (Series A-2) VRDN 1.75% due 10/01/2038 (a)	17,570	17,570,000
Jea, Florida Water & Sewer Systems Rev (Series A-2) VRDN 1.75% due 10/01/2042 (a)	30,000	30,000,000
Jea, Florida Water & Sewer Systems Rev (Series B) VRDN 1.63% due 10/01/2041 (a)	65,190	65,190,000
Lakeland, Florida Energy System Rev (Series A) VRDN 1.35% due 10/01/2037 (a)	8,100	8,100,000

See Notes to Financial Statements.

     38 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
Lakeland, Florida Energy System Rev (Series B) VRDN 1.20% due 10/01/2037 (a)	$31,100	$31,100,000
Lee County, Florida Hospital Board Directors Rev (Member Health System — Series C) DDN 6.00% due 04/01/2018 (a)	16,500	16,500,000
Miami-Dade County, Florida IDA Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 1.75% due 09/01/2027 (a)	8,400	8,400,000
Miami-Dade County, Florida Aviation Rev (Eagle 2007018108 CL-A) VRDN 2.03% due 10/01/2039 (a)(b)	10,000	10,000,000
Orange County, Florida Health Facilities Auth Rev (Orlando Hospital — Series D) DDN 1.20% due 10/01/2026 (a)	13,130	13,130,000
Orlando County, Florida Utilities Community System Rev VRDN 1.30% due 10/01/2033 (a)	75,000	75,000,000
Orlando & Orange County, Florida Expressway Auth Rev (Series B-2) VRDN 1.80% due 07/01/2040 (a)	20,000	20,000,000
Palm Beach County, Florida (Eclipse Funding Trust — Solar Eclipse — 2006-0149) VRDN 1.82% due 08/01/2012 (a)(b)	10,345	10,345,000
Palm Beach County, Florida Educational Facilities Auth Rev (Atlantic University Inc.) VRDN 1.50% due 04/01/2033 (a)	10,500	10,500,000
Pembroke Pines, Florida Rev (Susan B. Anthony Center) VRDN 1.85% due 10/01/2038 (a)	8,040	8,040,000
Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 1.85% due 08/01/2028 (a)	5,655	5,655,000
Sarasota-Manatee, Florida Airport Auth DDN 1.20% due 08/01/2014 (a)	14,665	14,665,000
Seminole County, Florida School District TAN 3.00% due 09/23/2009	10,000	10,115,180
Saint John’s County, Florida IDA (Flagler Hospital Inc. — Series A) VRDN 1.85% due 12/15/2026 (a)	11,000	11,000,000
Saint John’s County, Florida IDA (Flagler Hospital Inc. — Series B) VRDN 1.85% due 12/15/2026 (a)	24,000	24,000,000
Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 1.22% due 09/01/2028 (a)	201,085	201,085,000
Saint Lucie County, Florida Solid Waste Disposal Rev (Florida Power & Light Co. Project) VRDN 1.35% due 05/01/2024 (a)	25,700	25,700,000
Sunshine State Governmental Financing Florida Rev VRDN 4.60% due 07/01/2016 (a)	50,515	50,515,000
Tallahassee, Florida Energy System (ROCS RR II R 12176) VRDN 2.03% due 10/01/2035 (a)(b)	7,375	7,375,000

Florida (concluded)
Volusia County, Florida School Board Certificate Partnership (Eclipse Funding Trust — Solar Eclipse — 2007-0036) VRDN 1.82% due 08/01/2032 (a)(b)	$11,710	$11,710,000
		1,196,055,180

Georgia — 3.5%
Albany-Dougherty County, Georgia Hospital Auth Rev (Phoebe — Series A) DDN 1.00% due 09/01/2032 (a)	8,000	8,000,000
Albany-Dougherty County, Georgia Hospital Auth Rev (Phoebe — Series B) DDN 1.60% due 09/01/2032 (a)	54,100	54,100,000
Alpharetta, Georgia Development Auth Rev (Robert W. Woodruff Arts Center) VRDN 1.85% due 01/01/2038 (a)	14,540	14,540,000
Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 1.20% due 09/01/2029 (a)	16,600	16,600,000
Appling County, Georgia Development Auth PCR Rev (Georgia Power Co. Plant Hatch Project) DDN 1.25% due 12/01/2018 (a)	16,300	16,300,000
Atlanta, Georgia Urban Residential Finance Auth M/F Mortgage Rev (Atlanta Coventry Station Apartments) VRDN 2.35% due 12/01/2040 (a)	12,000	12,000,000
Atlanta, Georgia Urban Residential Finance Auth M/F Mortgage Rev (M Street Apartments Project) VRDN 2.07% due 03/01/2038 (a)	7,000	7,000,000
Bartow County, Georgia Development Auth PCR Rev (Bowen Project) DDN 1.20% due 09/01/2029 (a)	31,500	31,500,000
Burke County, Georgia Development Auth PCR (Georgia Power Co. Plant Vogtle) DDN 1.00% due 05/01/2022 (a)	6,300	6,300,000
Burke County, Georgia Development Auth PCR (Georgia Power Co. Plant Vogtle) DDN 2.10% due 09/01/2030 (a)	7,900	7,900,000
Cobb County, Georgia Development Auth PCR (Georgia Power Plant Project) DDN 1.05% due 07/01/2011 (a)	6,100	6,100,000
Cobb County, Georgia Development Auth Rev (Presbyterian — Series B) VRDN 2.00% due 07/01/2034 (a)	14,785	14,785,000
Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 2.04% due 10/01/2035 (a)	11,850	11,850,000
Colquitt County, Georgia Hospital Auth Rev VRDN 1.85% due 03/01/2023 (a)	9,095	9,095,000
Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 1.85% due 09/01/2035 (a)	33,035	33,035,000
East Point, Georgia Housing Auth M/F Mortgage Rev (Eagle Crest Apartments Projects) VRDN 2.00% due 06/01/2036 (a)	12,525	12,525,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     39

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (continued)
Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 1.20% due 09/01/2026 (a)	$10,080	$10,080,000
Floyd County, Georgia Development Auth Rev (Berry College) VRDN 1.85% due 06/01/2038 (a)	10,000	10,000,000
Fulton County, Georgia Development Auth (Piedmont Healthcare Inc.) VRDN 1.85% due 06/01/2035 (a)	15,000	15,000,000
Fulton County, Georgia Development Auth (Shepherd Center Inc. Project) VRDN 1.85% due 09/01/2035 (a)	18,500	18,500,000
Fulton County, Georgia Development Auth (Siemens Energy Inc. Project) VRDN 1.90% due 12/15/2014 (a)	7,200	7,200,000
Fulton County, Georgia Development Auth (Tech Facilities Project — Series A) VRDN 1.75% due 05/01/2037 (a)	3,500	3,500,000
Fulton County, Georgia Development Auth (The Lovett School Project) VRDN 1.85% due 04/01/2033 (a)	12,000	12,000,000
Fulton County, Georgia Development Auth (Woodward Academy Inc. Project) VRDN 1.85% due 12/01/2033 (a)	6,000	6,000,000
Fulton County, Georgia Water & Sewer Rev (ROCS RR II R 12142) VRDN 1.97% due 01/01/2035 (a)(b)	1,645	1,645,000
Gainesville & Hall County, Georgia Development Auth Rev Senior Living Facilities (Lanier Village — Series C) DDN 1.80% due 11/15/2030 (a)	3,745	3,745,000
Gwinnett County, Georgia Development Auth Rev (Wesleyan School Inc. Project) VRDN 1.85% due 09/01/2025 (a)	5,000	5,000,000
Gwinnett County, Georgia Hospital Auth Rev (Gwinnett Hospital System Project — Series A) VRDN 1.80% due 07/01/2034 (a)	6,945	6,945,000
Gwinnett County, Georgia Hospital Auth Rev (Gwinnett Hospital System Project — Series B) VRDN 1.80% due 07/01/2042 (a)	8,975	8,975,000
Heard County, Georgia Development Auth PCR (Georgia Power Co. Plant Wansley) DDN 1.25% due 12/01/2037 (a)	17,800	17,800,000
Fayette County, Georgia Hospital Auth Rev (Fayette Community Hospital Project) VRDN 1.85% due 06/01/2037 (a)	7,000	7,000,000
Macon-Bibb County, Georgia Hospital Auth Rev (Central Georgia Health) DDN 1.20% due 05/01/2030 (a)	7,500	7,500,000
Metropolitan Atlanta Raid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) VRDN 1.92% due 07/01/2021 (a)(b)	19,755	19,755,000

Georgia (concluded)
Monroe County, Georgia Development Auth PCR (Georgia Power) DDN 1.20% due 12/01/2041 (a)	$15,000	$15,000,000
Monroe County, Georgia Development Auth PCR (Scherer Project) DDN 1.25% due 04/01/2032 (a)	11,700	11,700,000
Municipal Electric Auth Georgia Project (Series B) VRDN 4.50% due 01/01/2048 (a)	10,000	10,000,000
Private Colleges & University Auth Rev Georgia (Emory University — Series C-1) VRDN 1.80% due 09/01/2036 (a)	16,000	16,000,000
Private Colleges & University Auth Rev Georgia (Emory University — Series C-2) VRDN 1.00% due 09/01/2024 (a)	16,300	16,300,000
Private Colleges & University Auth Rev Georgia (Emory University — Series C-3) VRDN 1.15% due 09/01/2024 (a)	7,500	7,500,000
Private Colleges & University Auth Rev Georgia (Emory University — Series C-4) VRDN 1.15% due 09/01/2036 (a)	7,400	7,400,000
Private Colleges & University Auth Rev Georgia (Emory University — Series C-5) VRDN 1.80% due 07/01/2036 (a)	18,000	18,000,000
Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 1.80% due 10/01/2032 (a)	8,805	8,805,000
Private Colleges & Universities Auth Rev (Mercer University Project — Series C) VRDN 1.80% due 10/01/2031 (a)	8,700	8,700,000
Putman County, Georgia Development Auth PCR (Georgia Power Co. Plant Branch Project) DDN 2.10% due 07/14/2009 (a)	6,000	6,000,000
Putman County, Georgia Development Auth PCR (Georgia Power Co. Plant Branch Project — Series 97) VRDN 1.20% due 03/01/2024 (a)	10,200	10,200,000
Richmond, Virginia IDA Rev Educational Facilities (Church Schools) VRDN 1.85% due 01/01/2036 (a)	27,000	27,000,000
		584,880,000

Hawaii — 0.3%
Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 1.85% due 07/01/2009 (a)(b)	15,000	15,000,000
Hawaii State (Eagle 20080002 CL-A) VRDN 1.85% due 05/01/2028 (a)(b)	4,950	4,950,000
Honolulu, Hawaii City & County (ROCS RR II R 12066) VRDN 2.35% due 07/01/2024 (a)(b)	7,500	7,500,000
Honolulu, Hawaii City & County Water System Rev (Putters — Series 1475) VRDN 2.27% due 07/01/2014 (a)(b)	23,850	23,850,000
		51,300,000

See Notes to Financial Statements.

     40 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Idaho — 0.4%
Austin Trust Various States Certificates (Idaho — Series 2008-1117) VRDN 1.82% due 08/15/2033 (a)(b)	$4,245	$4,245,000
Austin Trust Various States Certificates (Idaho — Series 2008-1171) VRDN 1.82% due 06/01/2038 (a)(b)	9,770	9,770,000
Idaho Health Facilities Auth Rev (Ascension Health — Series D) VRDN 1.15% due 11/15/2026 (a)	6,700	6,700,000
Idaho State Bldg Auth Rev (Prison Facilities Project — Series A) VRDN 1.85% due 09/01/2025 (a)	19,000	19,000,000
Idaho State TAN 3.00% due 06/30/2009	27,800	28,028,896
		67,743,896

Illinois — 5.5%
Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 2.27% due 10/01/2018 (a)	1,550	1,550,000
Chicago, Illinois Board of Education (ROCS RR II R 12146) VRDN 2.36% due 12/01/2031 (a)(b)	2,360	2,360,000
Chicago, Illinois (Eagle 20080016 CL-A) VRDN 1.85% due 01/01/2037 (a)(b)	5,800	5,800,000
Chicago, Illinois (ROC RR II R 10267) VRDN 1.50% due 01/01/2042 (a)(b)	4,815	4,815,000
Chicago, Illinois IDR (Enterprise Center VIII Project) VRDN 1.85% due 06/01/2022 (a)	7,000	7,000,000
Chicago, Illinois Metropolitan Water Reclamation Distribution of Greater Chicago (Putters — Series 2854) VRDN 1.83% due 06/01/2014 (a)(b)	6,385	6,385,000
Chicago, Illinois O’Hare International Airport Rev (Second Lien — Series B) VRDN 2.15% due 01/01/2018 (a)	18,000	18,000,000
Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Tech Center II Project) VRDN 1.75% due 03/01/2037 (a)	8,000	8,000,000
Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 2.80% due 12/01/2015 (a)	3,300	3,300,000
Chicago, Illinois Water Rev (Second Lien) VRDN 2.00% due 11/01/2030 (a)	20,105	20,105,000
Chicago, Illinois Waste Water Transmission Rev (Series C-1) DDN 1.25% due 01/01/2039 (a)	6,000	6,000,000
Cook County, Illinois (Putters — Series 559) VRDN 2.27% due 05/15/2012 (a)	3,200	3,200,000
Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 1.85% due 05/01/2017 (a)	1,575	1,575,000
Illinois Development Finance Auth Rev (Evanston Northwestern — Series C) VRDN 1.78% due 08/01/2031 (a)	21,220	21,220,000

Illinois (continued)
Illinois Development Finance Auth Rev (Retirement Housing Rev Putters — Series 1983) VRDN 1.83% due 01/01/2020 (a)	$20,565	$20,565,000
Illinois Development Finance Auth Rev (Rockford College Project) VRDN 2.80% due 02/01/2021 (a)	1,560	1,560,000
Illinois Educational Facilities Auth Rev (Convordia University River Project) DDN 2.48% due 10/01/2031 (a)	395	395,000
Illinois Finance Auth Rev (Advocate Health — Series B-2) VRDN 1.49% due 11/01/2020 (a)	8,075	8,075,000
Illinois Finance Auth Rev (Advocate Health — Series C-2) VRDN 1.44% due 11/01/2038 (a)	12,500	12,500,000
Illinois Finance Auth Rev (Central Dupage Health — Series B) VRDN 1.50% due 11/01/2038 (a)	20,000	20,000,000
Illinois Finance Auth Rev (Chicago Symphony Orchestra) VRDN 1.70% due 05/01/2048 (a)	8,000	8,000,000
Illinois Fiancé Auth Rev (Children’s Memorial Hospital — Series C) VRDN 1.75% due 08/15/2025 (a)	14,700	14,700,000
Illinois Fiancé Auth Rev (Children’s Memorial Hospital — Series C) VRDN 1.55% due 08/15/2025 (a)	13,200	13,200,000
Illinois Fiancé Auth Rev (Clare Oaks — Series C) VRDN 1.70% due 11/01/2040 (a)	10,680	10,680,000
Illinois Finance Auth PCR (Commonwealth Edison Co. — Series D) VRDN 1.80% due 03/01/2020 (a)	24,400	24,400,000
Illinois Finance Auth PCR (Commonwealth Edison Co. — Series F) VRDN 1.80% due 03/01/2017 (a)	9,300	9,300,000
Illinois Finance Auth Rev (Eagle 20060115 CL-A) VRDN 1.86% due 12/01/2042 (a)(b)	5,445	5,445,000
Illinois Finance Auth Rev (Edward Hospital — Series B-1) VRDN 1.48% due 02/01/2040 (a)	28,300	28,300,000
Illinois Finance Auth Rev (Edward Hospital — Series B-2) VRDN 1.50% due 02/01/2040 (a)	29,100	29,100,000
Illinois Finance Auth Rev (Edward Hospital — Series C) VRDN 1.50% due 02/01/2029 (a)	13,020	13,020,000
Illinois Finance Auth Rev (Elmhurst Memorial Health Care — Series C) VRDN 2.00% due 01/01/2048 (a)	8,000	8,000,000
Illinois Finance Auth Rev (Elmhurst Memorial Health Care — Series D) VRDN 1.43% due 01/01/2048 (a)	8,600	8,600,000
Illinois Finance Auth Rev (International Ink Co.) VRDN 1.95% due 01/01/2034 (a)	9,000	9,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     41

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (continued)
Illinois Finance Auth Rev (Little Co. Mary Hospital — Series A) VRDN 1.55% due 08/15/2035 (a)	$12,885	$12,885,000
Illinois Finance Auth Rev (Little Co. Mary Hospital — Series B) VRDN 1.55% due 08/15/2035 (a)	11,800	11,800,000
Illinois Finance Auth Rev (Northwestern University — Series A) VRDN 1.15% due 12/01/2046 (a)	6,275	6,275,000
Illinois Finance Auth Rev (Northwestern University — Series B-1) VRDN 1.20% due 08/16/2038 (a)	27,100	27,100,000
Illinois Finance Auth Rev (Northwestern University — Series B-1) VRDN 1.40% due 08/15/2042 (a)	12,500	12,500,000
Illinois Finance Auth Rev (Rest Haven Christian Services — Series B) VRDN 1.75% due 11/15/2034 (a)	9,300	9,300,000
Illinois Finance Auth Rev (Riverside Health System) VRDN 1.55% due 11/15/2029 (a)	5,545	5,545,000
Illinois Finance Auth Rev (Saint Xavier University) VRDN 1.50% due 10/01/2033 (a)	5,000	5,000,000
Illinois Finance Auth Rev (Wesleyan University) VRDN 1.50% due 09/01/2023 (a)	2,550	2,550,000
Illinois Health Facilities Auth Rev (Central Dupage Health — Series B) DDN 1.50% due 11/01/2027 (a)	39,970	39,970,000
Illinois Health Facilities Auth Rev (Central Dupage Health — Series B) DDN 1.50% due 11/01/2027 (a)	43,020	43,020,000
Illinois Health Facilities Auth Rev (Northwest Community Hospital — Series B) DDN 1.25% due 07/01/2032 (a)	56,900	56,900,000
Illinois Health Facilities Auth Rev (Northwestern Memorial Hospital) VRDN 1.78% due 08/15/2025 (a)	17,800	17,800,000
Illinois Health Facilities Auth Rev (Riverside Health System — Series B) VRDN 1.50% due 11/15/2017 (a)	10,570	10,570,000
Illinois Health Facilities Auth Rev (Rush — Presbyterian – St. Luke’s Med Center — Series A) VRDN 1.50% due 10/01/2010 (a)	6,300	6,300,000
Illinois State (Eagle 20080020 CL-A) VRDN 2.06% due 04/01/2022 (a)(b)	10,840	10,840,000
Illinois State (Eclipse Funding Trust — Solar Eclipse — 2006-0005) VRDN 1.60% due 04/01/2027 (a)(b)	3,955	3,955,000
Illinois State (Eclipse Funding Trust — Solar Eclipse — 2006-0005) VRDN 1.82% due 04/01/2014 (a)(b)	11,480	11,480,000
Illinois State (Eclipse Funding Trust — Solar Eclipse — 2006-0005) VRDN 1.82% due 01/01/2014 (a)(b)	15,040	15,040,000

Illinois (concluded)
Illinois State Muni Securities Trust Rcpts (SGA 103) VRDN 1.45% due 08/01/2024 (a)(b)	$28,900	$28,900,000
Illinois State Toll Highway Auth Rev (ROCS RR II R 606) VRDN 2.34% due 01/01/2031 (a)(b)	6,150	6,150,000
Illinois State Toll Highway Auth Rev (Series A-1) VRDN 2.70% due 07/01/2030 (a)	14,000	14,000,000
Illinois State Toll Highway Auth Rev (Series A-2) VRDN 2.70% due 07/01/2030 (a)	120,000	120,000,000
Metropolitan Pier & Exposition Auth (Deutsche Bank Spears/Lifers Trust Various States — Series 453) VRDN 1.62% due 12/15/2039 (a)(b)	5,750	5,750,000
Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev — Series Z-165) VRDN 1.70% due 12/15/2028 (a)(b)	17,500	17,500,000
Regional Transportation Auth Illinois (Eagle 20080014 CL-A) VRDN 2.35% due 06/01/2025 (a)(b)	9,900	9,900,000
Regional Transportation Auth Illinois Various Certificates (Macon Trust — Series O) VRDN 3.32% due 06/01/2033 (a)(b)	5,200	5,200,000
University of Illinois Certificates Partnership (Utility Infrastructure Projects) VRDN 2.00% due 08/15/2021 (a)	29,600	29,600,000
Upper Illinois River Valley Development Auth IDR (Illinois L P Project) VRDN 1.75% due 10/01/2042 (a)	2,150	2,150,000
		902,130,000

Indiana — 2.6%
Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 2.27% due 07/15/2013 (a)(b)	5,500	5,500,000
Crawfordsville, Indiana EDR (Performance Master LLC Project) VRDN 2.00% due 10/01/2018 (a)	2,000	2,000,000
Crown Point Indiana Multiple School Bldg Corp. (Eclipse Funding Trust — Solar Eclipse — 2007-0052) DDN 1.50% due 07/15/2026 (a)(b)	12,285	12,285,000
Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 1.90% due 08/01/2012 (a)	1,760	1,760,000
Elkhart County, Indiana (Putters — Series 553) VRDN 1.82% due 12/01/2023 (a)(b)	4,490	4,490,000
Hartford City, Indiana Limited Obligation (Petrskey Plastics) VRDN 2.00% due 12/01/2021 (a)	6,020	6,020,000
Indiana Board Bank Rev (Midyear Funding Program — Series A) BAN 3.00% due 05/28/2009	62,700	63,369,009
Indiana Finance Auth Health System Rev (Sisters of Saint Francis — Series B) VRDN 1.40% due 11/01/2041 (a)	5,600	5,600,000

See Notes to Financial Statements.

     42 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (continued)
Indiana Finance Auth Health System Rev (Sisters of Saint Francis — Series H) VRDN 1.47% due 09/01/2048 (a)	$7,000	$7,000,000
Indiana Finance Auth Solid Waste rev (Allied Waste of North America) VRDN 1.95% due 12/01/2017 (a)	20,000	20,000,000
Indiana Health & Educational Facilities Financing Auth Rev (ROCS RR II R 10246) VRDN 5.22% due 11/15/2046 (a)(b)	43,915	43,915,000
Indiana Housing & Community Rev (Putters — Series 1397) VRDN 2.07% due 07/01/2013 (a)(b)	21,245	21,245,000
Indiana State Development Finance Environment Rev (PSI Energy Inc. Project — Series B) VRDN 2.98% due 12/01/2038 (a)	26,950	26,950,000
Indiana State Development Fiancé Auth Rev IDR (Republic Service Inc. Project) DDN 1.30% due 12/01/2032 (a)	19,520	19,520,000
Indiana State Development Fiancé Auth Rev IDR (Republic Service Inc. Project) VRDN 2.05% due 11/01/2035 (a)	15,000	15,000,000
Indiana State Development Fiancé Auth Solid Waste Disposal Rev (Waste Management Inc. — Series A) VRDN 1.75% due 10/01/2025 (a)	12,500	12,500,000
Indiana State Development Fiancé Auth Solid Waste Disposal Rev (Waste Management Inc. — Series B) VRDN 2.05% due 10/01/2025 (a)	7,000	7,000,000
Indiana State Finance Auth Rev (Ascension Health — Series E-1) VRDN 1.15% due 11/15/2026 (a)	11,400	11,400,000
Indiana State Finance Auth Rev (Ascension Health — Series E-2) VRDN 1.10% due 11/15/2036 (a)	10,000	10,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A) VRDN 1.20% due 02/01/2035 (a)	55,000	55,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A-1) VRDN 5.00% due 02/01/2035 (a)	10,000	10,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A-2) VRDN 5.00% due 02/01/2035 (a)	9,000	9,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A-2) VRDN 6.00% due 02/01/2037 (a)	6,000	6,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A-2) VRDN 2.00% due 02/01/2039 (a)	5,000	5,000,000
Indiana State Finance Auth Rev (Lease Appropriation — Series A-3) VRDN 6.00% due 02/01/2037 (a)	10,800	10,800,000
Michigan City, Indiana M/F Garden Estates West Apartments VRDN 2.00% due 10/01/2036 (a)	6,065	6,065,000

Indiana (concluded)
Saint Joseph County, Indiana Educational Facilities Rev (University of Notre Dame) VRDN 1.20% due 03/01/2042 (a)	$18,000	$18,000,000
Vigo County, Indiana IDR (Republic Services Inc. Project) VRDN 2.05% due 07/01/2033 (a)	10,000	10,000,000
Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 1.80% due 02/01/2028 (a)	1,425	1,425,000
Whitley, Indiana EFR (Products of North America — Series B) DDN 1.20% due 07/01/2035 (a)	9,200	9,200,000
		436,044,009

Iowa — 0.7%
Iowa City, Iowa Rev (Act Inc.) DDN 1.20% due 04/01/2032 (a)	35,790	35,790,000
Iowa Finance Auth EDR (Monarch Manufacturing CO. Project) DDN 1.00% due 03/01/2016 (a)	2,150	2,150,000
Iowa Finance Auth PCR Faculties (MidAmerican Energy — Series B) VRDN 2.20% due 05/01/2023 (a)	15,000	15,000,000
Iowa Finance Auth Retirement Community Rev (Wesley Retirement — Series B) VRDN 1.70% due 12/01/2033 (a)	6,500	6,500,000
Iowa Finance Auth Retirement Community Rev (Wesley Retirement — Series E) VRDN 1.72% due 11/01/2042 (a)	19,000	19,000,000
Iowa Finance Auth S/F Mortgage Rev (Series F) VRDN 1.70% due 01/01/2039 (a)	6,000	6,000,000
Iowa Finance Auth Solid Waste Disposal Rev (MidAmerican Energy Project — Series A) VRDN 2.25% due 07/01/2038 (a)	11,100	11,100,000
Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN 1.80% due 12/01/2012 (a)	3,840	3,840,000
Louisa County, Iowa PCR (Iowa G&E Co.) VRDN 2.00% due 03/01/2017 (a)	3,900	3,900,000
Louisa County, Iowa PCR (Iowa G&E Co. — Series A) VRDN 2.00% due 09/01/2016 (a)	19,500	19,500,000
		122,780,000

Kansas — 0.3%
Kansas State Development Finance Auth Rev (Sisters of Charity — Series D) DDN 1.25% due 12/01/2031 (a)	28,800	28,800,000
Lawrence, Kansas Industrial Rev (Multi Modal Development Prosoco — Series A) VRDN 1.90% due 12/01/2018 (a)	3,000	3,000,000
Lenexa, Kansas Rev (Floaters — Series 302) VRDN 1.87% due 02/01/2012 (a)(b)	8,500	8,500,000
Olathe, Kansas Senior Living Facilities Rev (Catholic Care Campus — Series C-1) VRDN 1.73% due 11/15/2038 (a)	3,840	3,840,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     43

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas (concluded)
RBC Muni Product Inc. (Sedgwick County, Kansas — Floaters — Series I-36) VRDN 1.98% due 06/01/2032 (a)(b)	$10,260	$10,260,000
RBC Muni Product Inc. (Sedgwick County, Kansas — Floaters — Series S-2) VRDN 2.10% due 06/01/2018 (a)(b)	200	200,000
		54,600,000

Kentucky — 2.3%
Carroll County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.25% due 11/13/2008	27,947	27,947,405
Carroll County, Kentucky PCR (Kentucky Utility Co. Project — Series B) CP 1.83% due 12/01/2008	2,400	2,400,000
Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 1.75% due 04/01/2020 (a)	3,580	3,580,000
Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP 1.70% due 11/06/2008	22,500	22,500,000
Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati —Series A) VRDN 2.20% due 07/01/2032 (a)	81,400	81,400,000
Kentucky Asset/Liability CP 2.75% due 11/12/2008	35,000	35,000,000
Kentucky Asset/Liability Community General Fund Rev (Series A) TRAN 3.00% due 06/25/2009	28,100	28,431,299
Kentucky Higher Education Student Loan Rev (Series A-1) VRDN 1.85% due 06/01/2037 (a)	24,300	24,300,000
Kentucky Inc., Public Energy Auth Gas Supply Rev (Series 21) VRDN 1.70% due 02/01/2011 (a)(b)	5,225	5,225,000
Kentucky State Municipal Power Agency (Eclipse Funding Trust — Solar Eclipse — 2007-0107) VRDN 1.78% due 09/01/2032 (a)(b)	20,840	20,840,000
Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 1.83% due 12/01/2008	7,400	7,400,000
Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 1.83% due 12/01/2008	2,400	2,400,000
Pendleton County, Kentucky Multi-County Lease Rev CP 2.45% due 11/06/2008	53,000	53,000,000
Trimble County, Kentucky PCR (Louisville Gas & Electric Project — Series A) CP 1.70% due 11/06/2008	27,500	27,500,000
Trimble County, Kentucky PCR (Louisville Gas & Electric Project) CP 1.75% due 11/06/2008	35,000	35,000,000
		376,923,704

Louisiana — 3.4%
Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 2.30% due 06/01/2025 (a)	$4,500	$4,500,000
East Baton Rouge, Louisiana S/F Mortgage Rev (Morgan Keegan Muni Product Inc. — Series A) VRDN 2.02% due 02/01/2011 (a)(b)	2,305	2,305,000
East Baton Rouge Parish Louisiana IDB Rev VRDN 1.50% due 02/01/2028 (a)	27,200	27,200,000
Jefferson Parish, Louisiana Finance Auth Rev (ROCS RR II R 11086) VRDN 1.90% due 12/01/2032 (a)(b)	16,620	16,620,000
Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 1.85% due 12/01/2008 (a)(b)	33,995	33,995,000
Lake Charles, Louisiana Harbor Rev (Conoco Inc. Project — Series A) VRDN 1.55% due 09/01/2029 (a)	20,900	20,900,000
Lake Charles, Louisiana Harbor Rev (Conoco Inc. Project — Series B) VRDN 1.60% due 09/01/2012 (a)	3,400	3,400,000
Lake Charles, Louisiana Harbor & Rev (Lake Charles Cogeneration Project) VRDN 2.25% due 03/15/2038 (a)	53,000	53,000,000
Louisiana Housing Finance Agency M/F Mortgage Rev (Lapalco Court Apartments Project) VRDN 2.00% due 11/15/2037 (a)	6,400	6,400,000
Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 1.85% due 09/15/2040 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth Re (BASF Corp. Project) VRDN 1.90% due 12/01/2037 (a)	10,000	10,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth Re (BASF Corp. Project) VRDN 1.90% due 12/01/2036 (a)	4,000	4,000,000
Louisiana Public Facilities Auth Hospital Rev (Franciscan — Series B) VRDN 1.50% due 07/01/2030 (a)	10,000	10,000,000
Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN 1.65% due 12/01/2038 (a)	18,650	18,650,000
Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN 1.65% due 12/01/2039 (a)	3,400	3,400,000
Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 1.45% due 12/01/2040 (a)	13,000	13,000,000
Louisiana Public Facilities Auth Rev (Tulane University Project — Eclipse Funding Trust — Solar Eclipse — 2007-0042) VRDN 1.60% due 02/15/2035 (a)(b)	21,325	21,325,000
Louisiana State (Series A) VRDN 1.40% due 07/01/2026 (a)	12,800	12,800,000

See Notes to Financial Statements.

     44 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana State Gas & Fuels Tax Rev (Eagle 20060137 CL-A) VRDN 3.67% due 05/01/2036 (a)(b)	$6,490	$6,490,000
Louisiana State Gas & Fuels Tax Rev (Eagle 20060150 CL-A) VRDN 2.35% due 05/01/2036 (a)(b)	23,735	23,735,000
Louisiana State Gas & Fuels Tax Rev (Putters — Series 2377) VRDN 1.97% due 11/01/2013 (a)(b)	9,420	9,420,000
Louisiana State Gas & Fuels Tax Rev (ROCS RR II R 12048) VRDN 2.35% due 05/01/2036 (a)(b)	9,900	9,900,000
Louisiana State Gas & Fuels Tax Rev (ROCS RR II R 12138) VRDN 2.35% due 05/01/2035 (a)(b)	9,900	9,900,000
Louisiana State Muni National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 1.85% due 03/15/2014 (a)(b)	48,382	48,382,000
Louisiana State Offshore Term Auth Deepwater Port Rev (Loop LLC Project — Series A) DDN 1.20% due 09/01/2014 (a)	33,200	33,200,000
Louisiana State Offshore Term Auth Deepwater Port Rev (Loop LLC Project — Series A) VRDN 1.85% due 09/01/2027 (a)	27,020	27,020,000
Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 1.82% due 07/01/2032 (a)	10,775	10,775,000
Plaquemines Parish Louisiana Environmental Rev (Exploration & Oil) DDN 1.20% due 05/01/2025 (a)	24,300	24,300,000
Plaquemines Parish Louisiana Environmental Rev (Exploration & Oil) DDN 1.20% due 10/01/2024 (a)	22,500	22,500,000
Saint Charles Parish Louisiana PCR (Chevron Corp. Project) VRDN 1.72% due 12/09/2008 (a)	20,000	20,000,000
Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project) DDN 1.30% due 11/01/2021 (a)	23,600	23,600,000
Saint James Parish, Louisiana Rev (Nustar Logistics L P Project) VRDN 1.85% due 06/01/2038 (a)	10,000	10,000,000
Saint Tammany Parish, Louisiana Development Rev VRDN 1.85% due 07/01/2038 (a)	16,000	16,000,000
		562,717,000

Maine — 0.5%
Grey, Maine Rev (Advance Realty Project) VRDN 1.70% due 10/01/2011 (a)	550	550,000
Maine Finance Auth Rev (Jackson Lab Issue — Series 2002) VRDN 1.80% due 07/01/2031 (a)	21,945	21,945,000

Maine (concluded)
Maine Health & Higher Educational Facilities Auth Rev (Series A) VRDN 1.80% due 07/01/2036 (a)	$33,900	$33,900,000
Maine Health & Higher Educational Facilities Auth Rev (Series B) VRDN 2.00% due 07/01/2014 (a)	17,475	17,475,000
School Administrative District Maine BAN 3.75% due 12/30/2008	4,500	4,504,411
		78,374,411

Maryland — 0.5%
Baltimore County, Maryland CP 1.67% due 11/13/2008	14,000	14,000,000
Carroll County, Maryland Rev (Fairhaven & Cooper — Series A) VRDN 1.75% due 01/01/2034 (a)(b)	4,475	4,475,000
Carroll County, Maryland Rev (Fairhaven & Cooper — Series B) VRDN 1.60% due 01/01/2034 (a)	500	500,000
Carroll County, Maryland Rev (Fairhaven & Cooper — Series B) VRDN 1.70% due 01/01/2034 (a)	3,755	3,755,000
Maryland State Community Development Administration (Clipper Tax-Exempt Certificate Trust — 2007-19) VRDN 1.97% due 06/01/2011 (a)	4,757	4,757,000
Maryland State Health & Higher Educational Facilities Auth Rev (Kennedy Convention) VRDN 1.85% due 07/01/2036 (a)	19,470	19,470,000
Maryland State Health & Higher Educational Facilities Auth Rev (Shore Health) VRDN 1.85% due 07/01/2029 (a)	7,765	7,765,000
Maryland State Health & Higher Educational Faculties Auth Rev (University of Maryland Medical System — Series B) VRDN 1.60% due 07/01/2041 (a)	11,050	11,050,000
Maryland State Health & Higher Educational Faculties Auth Rev (University of Maryland Medical System — Series E) VRDN 1.80% due 07/01/2041 (a)	6,800	6,800,000
Maryland State Transportation Auth Facilities Projects Rev (ROCS RR II R 11437) VRDN 2.25% due 07/01/2035 (a)(b)	10,000	10,000,000
		82,572,000

Massachusetts — 6.0%
Beverly, Massachusetts BAN 2.50% due 01/21/2009	10,000	10,017,047
Cohasset, Massachusetts BAN 2.50% due 08/07/2009	8,278	8,351,095
Commonwealth of Massachusetts VRDN 1.62% due 11/05/2008 (a)	23,000	23,000,000
Commonwealth of Massachusetts VRDN 1.50% due 11/03/2008 (a)	20,000	20,000,000
Macon Trust (Massachusetts Development Finance Agency) VRDN 1.93% due 12/01/2012 (a)(b)	90,000	90,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     45

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (continued)
Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 1.87% due 06/15/2012 (a)(b)	$11,815	$11,815,000
Massachusetts Bay Transportation Auth Rev (Floaters — Series 156) DDN 1.30% due 07/01/2030 (a)(b)	6,160	6,160,000
Massachusetts Bay Transportation Auth Sales Tax Rev (Series A-1) VRDN 1.50% due 07/01/2021 (a)	18,500	18,500,000
Massachusetts State (BB&T Muni Trust — Floaters — Series 2005) VRDN 1.50% due 11/01/2025 (a)(b)	13,545	13,545,000
Massachusetts State (Series A) VRDN 1.45% due 02/01/2028 (a)	209,085	209,085,000
Massachusetts State (Series B) RAN 4.00% due 04/30/2009	13,100	13,213,528
Massachusetts State (Series C) RAN 4.00% due 05/29/2009	13,100	13,231,882
Massachusetts State Development Finance Agency (Babson College — Series A) VRDN 1.80% due 10/01/2032 (a)	15,000	15,000,000
Massachusetts State Development Finance Agency (Bancroft School) VRDN 1.78% due 09/01/2031 (a)	7,995	7,995,000
Massachusetts State Development Finance Agency (Boston University — Series U-1) VRDN 1.20% due 10/01/2040 (a)	10,000	10,000,000
Massachusetts State Development Finance Agency (Boston University — Series U-2) VRDN 1.20% due 10/01/2040 (a)	28,000	28,000,000
Massachusetts State Development Finance Agency (Buckingham Brown & Nichols) VRDN 1.80% due 06/01/2036 (a)	2,400	2,400,000
Massachusetts State Development Finance Agency (Corids Mills LLC) VRDN 7.00% due 12/01/2032 (a)	9,850	9,850,000
Massachusetts State Development Finance Agency (Dean College) VRDN 1.90% due 10/01/2038 (a)	7,000	7,000,000
Massachusetts State Development Finance Agency (Gordon College) VRDN 1.90% due 09/01/2032 (a)	13,335	13,335,000
Massachusetts State Development Finance Agency (Groton School) VRDN 1.78% due 03/01/2034 (a)	15,415	15,415,000
Massachusetts State Development Finance Agency (Lesley University) VRDN 1.80% due 07/01/2033 (a)	4,520	4,520,000
Massachusetts State Development Finance Agency (Massachusetts Electric Co.) VRDN 1.65% due 11/05/2008 (a)	20,000	20,000,000
Massachusetts State Health & Educational Facilities Auth Rev (Dana Farber Cancer Institute — Series L-1) VRDN 1.35% due 12/01/2046 (a)	10,500	10,500,000

Massachusetts (continued)
Massachusetts State Health & Educational Facilities Auth Rev (Dana Farber Cancer Institute — Series L-2) VRDN 1.35% due 12/01/2047 (a)	$12,200	$12,200,000
Massachusetts State Health & Educational Facilities Auth Rev (Harvard Vanguard Medical Associates) VRDN 1.68% due 07/01/2029 (a)	11,000	11,000,000
Massachusetts State Health & Educational Facilities Auth Rev (South Coast Health System — Series C) VRDN 1.35% due 08/01/2031 (a)	42,765	42,765,000
Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 1.90% due 06/01/2032 (a)	7,680	7,680,000
Massachusetts State Health & Educational Facilities Auth Rev (Wellesley College — Series I) VRDN 1.00% due 07/01/2039 (a)	3,000	3,000,000
Massachusetts State IFA (New England Power Co. — Series 92) CP 1.70% due 12/04/2008	30,500	30,500,000
Massachusetts State Muni Securities Trust Rcpts (Series A) VRDN 1.70% due 08/01/2037 (a)(b)	7,625	7,625,000
Massachusetts State School Bldg Auth Dedicated Sales Tax Rev (ROCS RR II R 12179) VRDN 3.22% due 08/15/2030 (a)(b)	5,820	5,820,000
Massachusetts State School Bldg Auth Dedicated Sales Tax Rev (ROCS RR II R 12181) VRDN 2.34% due 08/15/2030 (a)(b)	6,800	6,800,000
Massachusetts State Special Obligation Dedicated Tax Rev (Floaters — Series 96) VRDN 1.62% due 01/01/2034 (a)(b)	9,885	9,885,000
Massachusetts State Turnpike Auth Highway System Rev (Series 28-A) VRDN 1.69% due 01/01/2029 (a)(b)	10,000	10,000,000
Massachusetts State Water Pollution Abatement Trust Rev (Series 87) VRDN 1.40% due 08/01/2023 (a)(b)	4,375	4,375,000
Massachusetts State Water Pollution Abatement Trust Rev (Putters — Series 2847) VRDN 1.80% due 08/01/2036 (a)(b)	3,240	3,240,000
Massachusetts State Water Resources Auth (Series A) VRDN 5.00% due 08/01/2037 (a)	125,000	125,000,000
Massachusetts State Water Resources Auth (Series E) VRDN 1.25% due 08/01/2037 (a)	91,300	91,300,000
University of Massachusetts Bldg Auth Rev (Series 3) VRDN 1.45% due 11/01/2034 (a)	11,885	11,885,000

See Notes to Financial Statements.

     46 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
University of Massachusetts Bldg Auth Rev (Series 4) VRDN 1.47% due 11/01/2034 (a)	$9,960	$9,960,000
Winchester, Massachusetts BAN 2.50% due 02/04/2009	10,000	10,019,979
		983,988,531

Michigan — 1.8%
Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 1.85% due 10/01/2023 (a)	7,640	7,640,000
Detroit, Michigan City School District (Putters — Series 2954) VRDN 2.57% due 11/01/2024 (a)(b)	5,000	5,000,000
Detroit, Michigan TAN 3.50% due 03/31/2009	18,685	18,811,965
Lanse Creuse, Michigan Public Schools (ROCS RR II R 12177) VRDN 3.32% due 05/01/2035 (a)(b)	3,700	3,700,000
Michigan Muni Rev (Series A) BAN 3.00% due 08/20/2009	43,715	44,183,194
Michigan State (Putters — Series 2096) VRDN 2.57% due 03/15/2015 (a)(b)	10,670	10,670,000
Michigan State Higher Educational Facilities Auth Rev (Ave Maria School Project) VRDN 1.85% due 08/01/2026 (a)	13,100	13,100,000
Michigan State Hospital Finance Auth Rev (Ascension Health — Series B-5) VRDN 1.15% due 11/15/2026 (a)	20,000	20,000,000
Michigan State Hospital Finance Auth Rev (Ascension Health — Series B) VRDN 1.10% due 11/15/2026 (a)	6,100	6,100,000
Michigan State Hospital Finance Auth Rev (Ascension Health — Series B-7) VRDN 1.15% due 11/15/2026 (a)	30,000	30,000,000
Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) VRDN 1.55% due 03/01/2030 (a)	14,935	14,935,000
Michigan State Hospital Finance Auth Rev (Ascension Health — Series B-2) VRDN 1.10% due 11/15/2026 (a)	10,000	10,000,000
Michigan State Housing Development Auth (Rental Housing Rev — Series A) VRDN 1.50% due 10/01/2037 (a)	38,500	38,500,000
Michigan State Housing Development Auth S/F Mortgage Rev (Series E) VRDN 2.20% due 12/01/2038 (a)	25,000	25,000,000
Michigan State Strategic Fund Limited Obligation Rev (Sur-Flo Plastics Inc. Project) VRDN 2.00% due 08/01/2025 (a)	4,600	4,600,000
Michigan State Strategic Fund Limited Obligation Rev (Weller Truck Parts Project) VRDN 2.00% due 10/01/2029 (a)	4,230	4,230,000
University of Michigan (University Hospital Rev — Series A) DDN 0.90% due 12/01/2035 (a)	32,835	32,835,000

Michigan (concluded)
University of Michigan (University Hospital Rev — Series A) VRDN 1.10% due 12/01/2037 (a)	$14,500	$14,500,000
		303,805,159

Minnesota — 1.0%
Minneapolis, Minnesota Health Care System Rev (Fairview Health Services — Series C) VRDN 1.55% due 11/15/2047 (a)	5,800	5,800,000
Minnesota State Housing Finance Agency (Residential Housing Finance — Series O) BAN 3.35% due 12/18/2008	11,800	11,800,000
Minnesota State Housing Finance Agency (Residential Housing Finance — Series N) BAN 3.30% due 12/18/2008	7,200	7,200,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Auth Health Care Rev (Custodial Rcpts — Series B-1) VRDN 1.20% due 11/15/2034 (a)(b)	15,000	15,000,000
Minneapolis & St. Paul, Minnesota Housing Finance Board S/F Mortgage Rev (ROCS RR II R 11210) VRDN 1.98% due 11/01/2038 (a)(b)	5,890	5,890,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation — Series 00-B) CP 1.75% due 12/10/2008	19,000	19,000,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation — Series 00-C) CP 1.70% due 12/11/2008	34,000	34,000,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation — Series 01-A) CP 1.75% due 12/10/2008	31,300	31,300,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation — Series 01-B) CP 1.70% due 12/11/2008	23,150	23,150,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation — Series 92-B) CP 1.75% due 12/10/2008	6,100	6,100,000
St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 1.81% due 11/15/2030 (a)(b)	4,770	4,770,000
University of Minnesota Rev (Series A) VRDN 1.25% due 08/15/2031 (a)	7,400	7,400,000
		171,410,000

Mississippi — 2.2%
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Chevron USA Inc. Project — Series A) VRDN 0.75% due 12/01/2030 (a)	93,800	93,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Chevron USA Inc. Project — Series B) VRDN 0.75% due 12/01/2030 (a)	38,200	38,200,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     47

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Chevron USA Inc. Project — Series E) VRDN 0.95% due 12/01/2030 (a)	$39,500	$39,500,000
Mississippi Business Finance Corp. Mississippi Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 1.15% due 07/01/2025 (a)	10,600	10,600,000
Mississippi Business Finance Corp. Rev (Jackson Mall Foundation Project) VRDN 1.80% due 11/01/2018 (a)	5,190	5,190,000
Mississippi Development Bank (Eclipse Funding Trust — Solar Eclipse —2006-0153) VRDN 1.82% due 03/01/2036 (a)(b)	6,230	6,230,000
Mississippi Development Bank Special Obligation (Natural Gas Project) VRDN 1.25% due 07/01/2015 (a)	48,442	48,442,000
Mississippi Development Bank Special Obligation (Walnut Grove Youth — Series A) VRDN 1.50% due 08/01/2027 (a)	11,000	11,000,000
Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service) VRDN 1.55% due 05/15/2016 (a)	5,746	5,746,000
Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service) VRDN 2.05% due 05/15/2016 (a)	12,160	12,160,000
Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service) VRDN 1.55% due 05/15/2033 (a)	9,725	9,725,000
Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service Series 1) VRDN 1.50% due 05/15/2030 (a)	36,350	36,350,000
Mississippi State (Clipper Tax-Exempt Certificate Trust — Series 2008-6) VRDN 1.85% due 01/01/2016 (a)(b)	25,270	25,270,000
Mississippi State (Nissan Project — Series C) VRDN 1.60% due 11/01/2023 (a)	28,765	28,765,000
		370,978,000

Missouri — 1.1%
Kansas City, Missouri Special Obligation (Roe Bartle — Series E) VRDN 1.48% due 04/15/2034 (a)	11,625	11,625,000
Kansas City, Missouri Special Obligation (Roe Bartle — Series F) VRDN 5.50% due 04/15/2025 (a)	3,200	3,200,000
Missouri State Health & Educational Facilities Auth Rev (Eagle 20060166 CL-A) VRDN 1.86% due 01/15/2037 (a)(b)	8,470	8,470,000
Missouri State Health & Educational Facilities Auth Rev (Drury College) DDN 1.48% due 08/15/2024 (a)	6,095	6,095,000

Missouri (concluded)
Missouri State Health & Educational Facilities Auth Rev (Lutheran Senior Services Project) VRDN 1.70% due 02/01/2039 (a)	$9,000	$9,000,000
Missouri State Health & Educational Facilities Auth Rev (Muni Trust Rcpts —Series 157) VRDN 1.70% due 03/01/2030 (a)(b)	14,840	14,840,000
Missouri State Health & Educational Facilities Auth Rev (Rockhurst High School) VRDN 1.85% due 09/01/2030 (a)	5,000	5,000,000
Missouri State Health & Educational Facilities Auth Rev (Sister Mercy Health — Series C) VRDN 1.75% due 06/01/2019 (a)	13,800	13,800,000
Missouri State Health & Educational Facilities Auth Rev (SSM Health — Series A-1) VRDN 1.48% due 06/01/2035 (a)	12,000	12,000,000
Missouri State Health & Educational Facilities Auth Rev (SSM Health — Series C-2) VRDN 1.48% due 06/01/2019 (a)	7,500	7,500,000
Missouri State Health & Educational Facilities Auth Rev (SSM Health — Series C-5) VRDN 1.45% due 06/01/2033 (a)	8,600	8,600,000
Missouri State Health & Educational Facilities Auth Rev (SSM Health — Series D-4) VRDN 1.46% due 06/01/2033 (a)	56,125	56,125,000
Missouri State Health & Educational Facilities Auth Rev (St. Louis University) DDN 1.48% due 07/01/2032 (a)	2,645	2,645,000
Missouri State Health & Educational Facilities Auth Rev (St. Louis University — Series A) DDN 1.25% due 10/01/2016 (a)	7,775	7,775,000
Missouri State Health & Educational Facilities Auth Rev (St. Louis University — Series A-2) DDN 1.20% due 10/01/2035 (a)	3,200	3,200,000
Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 1.90% due 12/01/2022 (a)	8,000	8,000,000
Saint Louis Missouri General Funding TRAN 3.25% due 06/30/2009	8,200	8,318,900
Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 2.00% due 09/15/2036 (a)	2,850	2,850,000
		189,043,900

Nebraska — 0.7%
American Public Energy Agency Nebraska Gas Supply Rev (National Public Gas Agency Project — Series A) VRDN 1.25% due 02/01/2014 (a)	21,003	21,003,000
Douglas County, Nebraska Hospital Auth Rev (ROCS RR II R 11481) VRDN 1.93% due 11/01/2048 (a)(b)	15,980	15,980,000

See Notes to Financial Statements.

     48 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Lincoln, Nebraska Electric System Rev (Eclipse Funding Trust — Solar Eclipse —2007-0043) VRDN 1.82% due 09/01/2034 (a)(b)	$23,455	$23,455,000
Lincoln, Nebraska Electric System Rev (Floaters — Series 2900) VRDN 3.00% due 09/01/2037 (a)(b)	13,370	13,370,000
Nebraska Educational & Finance Auth Rev (Creighton University Project) DDN 1.20% due 07/01/2035 (a)	9,750	9,750,000
Nebraska Educational & Finance Auth Rev (Creighton University Project B) DDN 1.48% due 12/15/2012 (a)	8,070	8,070,000
Omaha, Nebraska (Merlots — Series C-88) VRDN 1.90% due 12/01/2030 (a)(b)	10,510	10,510,000
Omaha, Nebraska (ROCS RR II R 12170) VRDN 1.88% due 04/01/2027 (a)(b)	18,545	18,545,000
		120,683,000

Nevada — 0.9%
Clark County, Nevada Apartment Rev (Lien Notes — Series F) FXRDN 3.00% due 07/01/2009	56,400	56,783,398
Clark County, Nevada (Deutsche Bank Spears/Lifers Trust Various States — Series 619) VRDN 1.63% due 07/01/2025 (a)(b)	3,550	3,550,000
Clark County, Nevada School District (Putters — Series 1159) VRDN 2.57% due 06/15/2013 (a)(b)	9,155	9,155,000
Clark County, Nevada School District (ROCS RR II R 11297) VRDN 1.85% due 06/15/2027 (a)(b)	3,775	3,775,000
Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 1.75% due 12/01/2034 (a)	13,000	13,000,000
Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 1.75% due 12/01/2035 (a)	28,000	28,000,000
Director State Nevada Department of Business & Industry (Energy Partners LLC Project) VRDN 1.95% due 10/01/2035 (a)	13,100	13,100,000
Truckee Meadows, Nevada Water Auth (Eclipse Funding Trust — Solar Eclipse — 2007-0015) VRDN 1.60% due 07/01/2026 (a)(b)	9,990	9,990,000
Reno, Nevada Sales Tax Rev (Lien Retrac Reno Project) DDN 1.20% due 06/01/2042 (a)	18,000	18,000,000
		155,353,398

New Hampshire — 0.7%
Business Finance Auth Rev New Hampshire (New England Power Co. — Series 90-A) CP 1.75% due 12/04/2008	$20,000	$20,000,000
Business Finance Auth Rev New Hampshire (New England Power Co. — Series 90-A) CP 1.80% due 12/04/2008	61,850	61,850,000
New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 1.80% due 01/01/2032 (a)	8,450	8,450,000
New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 1.90% due 10/01/2035 (a)	6,765	6,765,000
New Hampshire Health & Educational Auth Rev (River College) VRDN 1.80% due 02/01/2038 (a)	10,875	10,875,000
New Hampshire Health & Educational Auth Rev (Wentworth Douglass Hospital) DDN 1.48% due 01/01/2031 (a)	4,850	4,850,000
New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 1.77% due 12/01/2033 (a)	3,120	3,120,000
		115,910,000

New Jersey — 1.2%
Livingston, New Jersey Township BAN 2.50% due 05/21/2009	15,500	15,571,705
Moorestown, New Jersey Township BAN 2.50% due 09/04/2009	6,139	6,174,252
New Jersey State Housing & Mortgage Finance Agency M/F Housing Rev (Series 3) VRDN 6.00% due 11/01/2046 (a)	169,915	169,915,000
Upper Freehold, New Jersey Township BAN 2.50% due 08/14/2009	8,932	8,983,095
Watchung, New Jersey BAN 2.50% due 03/02/2009	4,000	4,009,974
		204,654,026

New Mexico — 0.3%
New Mexico Finance Auth (Eclipse Funding Trust — Solar Eclipse — 2006-0034) VRDN 1.82% due 12/15/2013 (a)(b)	10,400	10,400,000
New Mexico Finance Auth State Transit Rev (Series A-1) VRDN 1.50% due 06/15/2024 (a)	19,000	19,000,000
RBC Muni Products Inc. (New Mexico Education — Floaters — Series I-36) VRDN 1.95% due 04/01/2037 (a)(b)	15,000	15,000,000
		44,400,000

New York — 5.4%
Albany, New York City School District (Series A) BAN 3.00% due 06/26/2009	50,454	51,051,536
Lindenhurst, New York Union Free School District BAN 2.75% due 07/09/2009	6,525	6,571,640
Mineola, New York Union Free School District TAN 2.75% due 06/29/2009	10,000	10,108,800

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     49

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Nassau County, New York Interim Finance Auth (Sales Tax Second — Series A) VRDN 1.30% due 11/15/2025 (a)	$25,000	$25,000,000
New York City ECN VRDN 1.65% due 11/05/2008 (a)	25,000	25,000,000
New York, New York City Fiscal 2008 VRDN 1.30% due 08/01/2027 (a)	12,300	12,300,000
New York, New York City IDA Rev (Eagle 20060112 CL-A) VRDN 1.97% due 03/01/2046 (a)(b)	25,475	25,475,000
New York, New York City Housing Development Corp. M/F Rent Housing Rev (Columbus Place Development — Series A) VRDN 1.50% due 11/15/2028 (a)	17,500	17,500,000
New York, New York City Housing Development Corp. M/F Rent Housing Rev (Lyric Development — Series A) VRDN 1.50% due 11/15/2031 (a)	31,140	31,140,000
New York, New York City Housing Development Corp. M/F Rent Housing Rev (Series 2-B) VRDN 1.80% due 11/01/2040 (a)	25,650	25,650,000
New York, New York City Housing Development Corp. M/F Rent Housing Rev (Westport Development — Series A) VRDN 1.50% due 06/15/2034 (a)	49,000	49,000,000
New York, New York City Muni Water Finance Auth (Water & Sewer System Rev — Eagle 20080022 CL-A) VRDN 1.87% due 06/15/2036 (a)(b)	31,430	31,430,000
New York, New York City Muni Water Finance Auth (Water & Sewer System Rev — Eagle 20080023 CL-A) VRDN 1.89% due 06/15/2035 (a)(b)	10,000	10,000,000
New York, New York City Muni Water Finance Auth (Water & Sewer System Rev —Floaters — Series 1501) VRDN 3.00% due 06/15/2033 (a)(b)	59,900	59,900,000
New York, New York City Muni Water Finance Auth (Water & Sewer Systems Rev —Floaters — Series 2843) VRDN 3.00% due 06/15/2036 (a)(b)	24,565	24,565,000
New York, New York City Muni Water Finance Auth (Water & Sewer System Rev —Putters — Series 3026) VRDN 1.80% due 06/15/2010 (a)(b)	4,000	4,000,000
New York, New York City Muni Water Finance Auth (Water & Sewer Systems Rev —ROCS RR II R 12205) VRDN 2.34% due 06/15/2036 (a)(b)	21,495	21,495,000
New York, New York City Muni Water Finance Auth (Water & Sewer Systems Rev —ROCS RR II R 406) VRDN 1.84% due 06/15/2036 (a)(b)	24,135	24,135,000
New York, State Dorm Auth Rev (Eagle 20070002 CL-A) VRDN 1.83% due 03/15/2036 (a)(b)	20,000	20,000,000

New York (concluded)
New York, State Dorm Auth Rev (Floaters — Series 2643) VRDN 3.00% due 07/01/2038 (a)(b)	$14,400	$14,400,000
New York State Housing Finance Agency Rev (Baltimore Tower Housing — Series A) VRDN 1.85% due 05/15/2034 (a)	30,700	30,700,000
New York State Housing Finance Agency Rev (Series A) VRDN 1.85% due 05/15/2029 (a)	28,100	28,100,000
New York State Local Government Assistance Corp. (Series B-CV) VRDN 1.50% due 04/01/2021 (a)	21,175	21,175,000
New York State Local Government Assistance Corp. (Series B-DV) VRDN 1.50% due 04/01/2021 (a)	12,550	12,550,000
New York State Mortgage Agency Rev (Series 37) VRDN 3.30% due 04/01/2035 (a)	19,000	19,000,000
New York State Urban Development Corp. Rev VRDN 3.50% due 03/15/2033 (a)	64,000	64,000,000
Port Auth New York & New Jersey (Putters — Series 3193) VRDN 1.95% due 06/01/2013 (a)(b)	12,995	12,995,000
Port Auth New York & New Jersey (Putters — Series 3194) VRDN 1.95% due 03/15/2016 (a)(b)	47,990	47,990,000
Poughkeepsie, New York IDA (Senior Living Facilities Rev — Woodside Project) VRDN 1.90% due 04/01/2040 (a)	15,870	15,870,000
Sales Tax Asset Receivable Corp. New York (Floaters — Series 2901) VRDN 3.00% due 10/15/2032 (a)(b)	32,545	32,545,000
Sales Tax Asset Receivable Corp. New York (ROCS RR II R 12095) VRDN 2.33% due 10/15/2026 (a)(b)	33,905	33,905,000
Saratoga County, New York BAN 2.75% due 07/22/2009	32,000	32,265,662
Triborough Bridge & Tunnel Auth New York Rev (Series A) VRDN 4.50% due 11/01/2035 (a)	29,415	29,415,000
Triborough Bridge & Tunnel Auth New York Rev (Series F) VRDN 1.66% due 11/01/2032 (a)	14,955	14,955,000
		884,187,638

North Carolina — 0.6%
North Carolina (BB&T Muni Trust — Floaters — Series 1016) VRDN 1.60% due 04/01/2028 (a)	20,470	20,470,000
North Carolina Capital Faculties Finance Agency Rev Solid Waste Disposal Rev (Duke Energy Carolina — Series A) VRDN 1.56% due 11/01/2040 (a)	11,000	11,000,000
North Carolina Capital Faculties Finance Agency Rev Solid Waste Disposal Rev (Duke Energy Carolina — Series B) VRDN 1.80% due 11/01/2040 (a)	7,000	7,000,000

See Notes to Financial Statements.

     50 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Eastern Muni Power Agency & System Rev (Merlots — Series A-22) VRDN 1.95% due 01/01/2024 (a)(b)	$4,875	$4,875,000
North Carolina State Educational Assistance Auth Rev (Student Loan — Series A-2) VRDN 1.85% due 09/01/2035 (a)	14,000	14,000,000
Raleigh Durham, North Carolina Apartment Auth Rev (Series A) VRDN 1.75% due 05/01/2036 (a)	32,500	32,500,000
University of North Carolina Chapel Hill Rev (ROCS RR II R 11292) VRDN 1.85% due 12/01/2036 (a)	3,085	3,085,000
		92,930,000

Ohio — 2.7%
Ashland, Ohio BAN 2.50% due 01/13/2009	2,000	2,001,901
Brunswick, Ohio (Storm Water Drain) BAN 1.83% due 05/06/2009	3,550	3,566,330
Buckeye, Ohio Settlement Financing (Deutsche Bank Spears/Lifers Trust Various States — Series 619) VRDN 1.60% due 06/01/2024 (a)(b)	6,795	6,795,000
Butler County, Ohio BAN 2.25% due 08/06/2009	4,648	4,665,269
Central Ohio Solid Waste Facilities Auth (Series A) BAN 2.50% due 12/15/2008	11,000	11,011,234
Montgomery County, Ohio VRDN 2.00% due 12/10/2008 (a)	50,000	50,000,000
Montgomery County, Ohio VRDN 2.00% due 12/08/2008 (a)	42,300	42,300,000
Cuyahoga Falls, Ohio BAN 3.75% due 12/11/2008	7,700	7,703,247
Cuyahoga, Ohio Community College TAN 2.35% due 12/18/2008	6,875	6,880,006
Deerfield Township, Ohio BAN 3.45% due 11/18/2008	5,230	5,230,000
Dover, Ohio Muni Electric System BAN 2.50% due 06/04/2009	7,800	7,838,064
Eagle Tax-Exempt Trust (Cleveland Water —Series 983501) VRDN 1.94% due 01/01/2025 (a)(b)	15,000	15,000,000
Franklin County, Ohio Hospital Rev (Nation Wide Hospital — Series C) VRDN 1.75% due 11/01/2025 (a)	13,130	13,130,000
Franklin County, Ohio Hospital Rev (Nation Wide Hospital — Series D) VRDN 1.75% due 11/01/2033 (a)	8,620	8,620,000
Franklin County, Ohio Hospital Rev (Nation Wide Hospital — Series E) VRDN 1.70% due 11/01/2036 (a)	16,270	16,270,000
Franklin County, Ohio Hospital Rev (Nation Wide Hospital — Series G) VRDN 7.90% due 05/01/2029 (a)	26,305	26,305,000
Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 1.92% due 08/01/2016 (a)	5,300	5,300,000

Ohio (continued)
Hamilton County, Ohio Student Housing Rev (Block 3 Project) VRDN 1.80% due 08/01/2036 (a)	$11,345	$11,345,000
Hamilton County, Ohio Student Housing Rev (Stratford Heights Project) VRDN 1.90% due 08/01/2036 (a)	20,305	20,305,000
Hilliard, Ohio School District BAN 2.25% due 07/01/2009	6,500	6,516,770
Lancaster Port Auth Ohio Gas Rev VRDN 1.75% due 05/01/2038 (a)	11,905	11,905,000
Lorain County, Ohio (Highway — Series B) BAN 2.50% due 06/02/2009	2,610	2,616,793
Lucas County, Ohio (Series 1) BAN 2.25% due 09/17/2009	6,805	6,841,747
Montgomery County, Ohio Rev (Catholic Health — Series B-1) VRDN 1.50% due 04/01/2037 (a)	22,250	22,250,000
Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 5.40% due 09/01/2030 (a)	1,300	1,300,000
Ohio State Higher Educational Facilities Community (Cleveland Clinic — Series B-2) DDN 1.10% due 01/01/2043 (a)	16,050	16,050,000
Ohio State Higher Educational Facilities Community (Eagle 20070041 CL A) VRDN 1.95% due 01/15/2046 (a)(b)	47,400	47,400,000
Ohio State Housing Finance Agency (Residential Mortgage Rev — Series 1) VRDN 1.63% due 09/01/2036 (a)(b)	5,000	5,000,000
Ohio State (ROCS RR II R 6075) VRDN 1.85% due 05/01/2024 (a)(b)	2,630	2,630,000
Ohio State Water Development Auth Rev BAN 2.00% due 11/06/2008	5,740	5,740,108
Olentangy Local School District (Eclipse Funding Trust — Solar Eclipse — 2007-0007) VRDN 1.82% due 12/01/2032 (a)(b)	15,170	15,170,000
Oregon, Ohio BAN 2.50% due 09/09/2009	3,975	3,999,881
Perrysburg, Ohio BAN 2.13% due 05/21/2009	2,250	2,251,734
Pickerington, Ohio BAN 2.25% due 02/27/2009	4,865	4,871,419
Princeton, Ohio City School District Muni Securities Trust Rcpts (Series 50-A) VRDN 1.50% due 12/01/2030 (a)(b)	2,370	2,370,000
Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 1.81% due 01/01/2032 (a)(b)	5,700	5,700,000
Shaker Heights, Ohio City School District BAN 2.50% due 12/02/2008	2,500	2,501,235
Sharonville, Ohio BAN 2.00% due 02/19/2009	875	876,271
University of Cincinnati Ohio (Series A) BAN 3.25% due 01/14/2009	12,250	12,262,194

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     51

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Upper Valley, Ohio Vocational School District BAN 4.00% due 11/25/2008	$950	$950,314
		443,469,518

Oklahoma — 0.6%
Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 1.60% due 06/01/2037 (a)	10,000	10,000,000
Oklahoma Development Finance Auth Rev (ConocoPhilips Co. Project) VRDN 1.60% due 12/01/2038 (a)	29,300	29,300,000
Oklahoma Home Finance (Putters — Series 3208) VRDN 1.98% due 11/01/2032 (a)(b)	12,915	12,915,000
Oklahoma Housing Finance Agency S/F Mortgage Rev (Mortgage Draw Down) VRDN 3.93% due 09/01/2040 (a)	7,988	7,988,600
Tulsa County, Oklahoma Industrial Auth Rev (Series A) DDN 1.35% due 07/01/2032 (a)	32,510	32,510,000
Tulsa, Oklahoma Airports Rev (Tulsa International Airports — Series C) VRDN 1.95% due 06/01/2023 (a)	10,215	10,215,000
		102,928,600

Oregon — 1.0%
Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 1.75% due 11/01/2029 (a)	9,290	9,290,000
Klamath Falls, Oregon Electric Rev (Klamath Cogen) BAN 6.00% due 01/01/2025	40,000	41,862,809
Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 1.30% due 11/15/2033 (a)	7,630	7,630,000
Oregon State Department of Transportation Highway User Tax Rev (Series B-1) VRDN 3.00% due 11/15/2027 (a)	41,245	41,245,000
Oregon State Department of Transportation Highway User Tax Rev (Series B-2) VRDN 3.25% due 11/15/2027 (a)	31,000	31,000,000
Oregon State Faculties Auth Rev (Child Peace Montessori — Series A) VRDN 1.80% due 10/01/2037 (a)	7,000	7,000,000
Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 1.80% due 10/01/2034 (a)	7,000	7,000,000
Oregon State Facilities Auth Rev (Peace Health — Series A) VRDN 1.35% due 08/01/2034 (a)	13,765	13,765,000
Oregon State Facilities Auth Rev (Peace Health — Series C) VRDN 1.65% due 05/01/2047 (a)	8,000	8,000,000
		166,792,809

Pennsylvania — 2.6%
Pennsylvania EDF Auth Solid Waste Disposal Rev (Series V) VRDN 2.07% due 08/01/2009 (a)(b)	$13,500	$13,500,000
Pennsylvania EDF Auth Solid Waste Disposal Rev (Subservice Inc. Project) VRDN 1.75% due 12/01/2030 (a)	8,000	8,000,000
Pennsylvania EDF Auth Waste Water Treatment Rev (Sunoco Inc. — R&M Project — Series A) VRDN 2.51% due 10/01/2034 (a)	8,100	8,100,000
Pennsylvania Housing Finance Agency S/F Mortgage Rev (Bond Purchase Agreement — Series 84-D) VRDN 5.00% due 10/01/2034 (a)	18,335	18,335,000
Pennsylvania Housing Finance Agency S/F Mortgage Rev (Series 2006-94-B) VRDN 5.00% due 04/01/2027 (a)	25,165	25,165,000
Pennsylvania State (Clipper Tax Exempt Certificate Trust 2007-29) VRDN 1.92% due 09/01/2016 (a)(b)	7,385	7,385,000
Pennsylvania State Higher Educational Facilities Auth Rev Foundation (University of Pennsylvania Housing Project) VRDN 1.70% due 07/01/2040 (a)	9,000	9,000,000
Pennsylvania State Higher Educational Facilities Auth Rev (Thomas Jefferson University — Series B) VRDN 1.70% due 02/01/2031 (a)	6,000	6,000,000
Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 1877) VRDN 2.52% due 12/01/2014 (a)(b)	9,690	9,690,000
Pennsylvania State Turnpike Community Rev (Series A-2) VRDN 1.50% due 12/01/2022 (a)	30,715	30,715,000
Pennsylvania State Turnpike Community Rev (Series U) VRDN 3.00% due 12/01/2019 (a)	83,905	83,905,000
Philadelphia, Pennsylvania Auth For Industrial Development Lease Rev (Series B) VRDN 1.70% due 10/01/2030 (a)	178,000	178,000,000
Philadelphia, Pennsylvania Auth For Industrial Development Rev (Liberty Lutheran Services Project) VRDN 1.70% due 05/01/2038 (a)	14,385	14,385,000
Philadelphia, Pennsylvania School District (Series A — 2) VRDN 1.50% due 09/01/2030 (a)	18,475	18,475,000
		430,655,000

Puerto Rico — 0.3%
Austin Trust Various States Certificates (Puerto Rico — Series 2008–355) VRDN 1.82% due 07/01/2011 (a)(b)	44,700	44,700,000
Puerto Rico Commonwealth Highway & Transportation Auth Rev (ROCS RR II R 10327) VRDN 1.80% due 08/29/2009 (a)(b)	3,000	3,000,000
		47,700,000

See Notes to Financial Statements.

     52 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island — 0.3%
Rhode Island Health & Educational Bldg Corp. Higher Educational Faculties Rev (Roger Williams University — Series A) VRDN 1.50% due 11/15/2024 (a)	$10,975	$10,975,000
Rhode Island State Health & Educational Bldg Corp. Higher Education Faculties Rev (Bryant University) VRDN 2.00% due 06/01/2035 (a)	10,000	10,000,000
Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 1.75% due 12/01/2028 (a)	2,240	2,240,000
Rhode Island Housing & Mortgage (Putters – Series 3210) VRDN 1.83% due 10/01/2032 (a)(b)	12,380	12,380,000
Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 1.77% due 12/01/2023 (a)	3,155	3,155,000
Rhode Island State IFC IDR (Eric Goetz Custom Sailboat) VRDN 2.00% due 12/01/2036 (a)	4,325	4,325,000
Rhode Island State IFC IDR (Hall Real Estate LLC Project) VRDN 1.85% due 05/01/2021 (a)	890	890,000
Rhode Island State IFC IDR (Gardener Specialty — Series A) VRDN 1.77% due 02/01/2021 (a)	3,460	3,460,000
		47,425,000

South Carolina — 1.2%
Berkeley County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 1.63% due 03/01/2029 (a)	15,000	15,000,000
Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN 2.00% due 04/01/2030 (a)	9,400	9,400,000
Berkeley County, South Carolina Exempt Faculties Industrial Rev (Amoco Chemical Co. Project) DDN 1.20% due 04/01/2028 (a)	22,100	22,100,000
Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 1.63% due 08/01/2029 (a)	4,100	4,100,000
Greenville County, South Carolina School District VRDN 1.83% due 12/01/2014 (a)(b)	15,995	15,995,000
Greenville County, South Carolina School District Rev (Floaters — Series 43) VRDN 1.60% due 12/01/2025 (a)(b)	9,615	9,615,000
Greenville County, South Carolina School District Rev (Floaters — Series 2056) VRDN 1.60% due 12/01/2020 (a)(b)	7,440	7,440,000
Greenville Hospital System South Carolina Hospital Facilities Rev (Series B) VRDN 1.80% due 05/01/2033 (a)	4,500	4,500,000
Greenville Hospital System South Carolina Hospital Facilities Rev (Series C) VRDN 1.50% due 05/01/2033 (a)	4,500	4,500,000

South Carolina (concluded)
South Carolina Educational Facilities Auth For Private Nonprofit Institutions (Presbyterian College Project) VRDN 1.85% due 02/01/2037 (a)	$6,900	$6,900,000
South Carolina Jobs EDA EDR (Printing Co. Project) VRDN 1.95% due 07/01/2012 (a)	2,800	2,800,000
South Carolina Jobs EDA EDR (Giant Cement Holdings Inc.) VRDN 1.90% due 12/01/2022 (a)	39,000	39,000,000
South Carolina Jobs EDA EDR (Holcim US Inc. Project) VRDN 2.00% due 11/01/2033 (a)	6,250	6,250,000
South Carolina Jobs EDA EDR (Republic Services) VRDN 2.05% due 04/01/2034 (a)	13,500	13,500,000
South Carolina State Public Service Auth Rev (Eclipse Funding Trust — Solar Eclipse — 2006-0040) VRDN 1.82% due 01/01/2014 (a)(b)	24,885	24,885,000
South Carolina State (ROCS RR II R 692) VRDN 1.84% due 04/01/2026 (a)(b)	4,090	4,090,000
South Carolina Transportation Infrastructure Bank Rev VRDN 1.60% due 10/01/2031 (a)	8,180	8,180,000
South Carolina Transportation Infrastructure Bank Rev (Series B) VRDN 1.70% due 10/01/2031 (a)	7,180	7,180,000
		205,435,000

Tennessee — 3.9%
Blount County, Tennessee (Eclipse Funding Trust — Solar Eclipse — 2007-0005) VRDN 1.82% due 12/01/2016 (a)(b)	27,675	27,675,000
Blount County, Tennessee Public Bldg Auth Rev (Series E-1-A) DDN 1.20% due 06/01/2037 (a)	12,100	12,100,000
Clarksville, Tennessee Public Bldg Auth Rev (Murfreesboro Loan) VRDN 1.85% due 07/01/2024 (a)	6,210	6,210,000
Clarksville, Tennessee Public Bldg Auth Rev (Tennessee Muni Board) DDN 0.80% due 01/01/2033 (a)	15,700	15,700,000
Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev (David Lipscomb University Project) VRDN 1.85% due 02/01/2023 (a)	28,215	28,215,000
Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev (Franklin Road Academy Project) VRDN 1.85% due 10/01/2030 (a)	14,000	14,000,000
Metropolitan Nashville Airport Auth (Tennessee Airport Rev — Series A) VRDN 1.85% due 07/01/2019 (a)	6,800	6,800,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     53

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Montgomery County, Tennessee Public Bldg Auth Pooled Financing Rev (Tennessee County Loan Pool) VRDN 1.50% due 09/01/2029 (a)	$12,590	$12,590,000
Montgomery County, Tennessee Public Bldg Auth Pooled Financing Rev (Tennessee County Loan Pool) DDN 0.80% due 07/01/2034 (a)	10,000	10,000,000
Montgomery County, Tennessee Public Bldg Auth Pooled Financing Rev (Tennessee County Loan Pool) DDN 0.80% due 02/01/2036 (a)	68,725	68,725,000
Montgomery County, Tennessee Public Bldg Auth Pooled Financing Rev (Tennessee County Loan Pool) DDN 0.80% due 07/01/2038 (a)	49,900	49,900,000
Muni Energy Acquisition Corp. Tennessee Gas Rev (Putters — Series 1578) VRDN 1.85% due 02/01/2013 (a)(b)	220,265	220,265,000
Muni Energy Acquisition Corp. Tennessee Gas Rev (Putters — Series 1579) VRDN 1.85% due 06/01/2009 (a)(b)	29,330	29,330,000
Shelby County, Tennessee VRDN 3.00% due 04/01/2020 (a)	27,000	27,000,000
Shelby County, Tennessee (Series A) VRDN 3.00% due 03/01/2022 (a)	10,000	10,000,000
Shelby County, Tennessee (Series B) VRDN 1.85% due 11/13/2008 (a)	19,500	19,500,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Rev (Trezevant Manor Project — Series B) VRDN 1.82% due 09/01/2017 (a)	6,000	6,000,000
Tennergy Corp. Tennessee Gas Rev (Putters — Series 1258-Q) VRDN 1.85% due 11/01/2013 (a)(b)	73,550	73,550,000
Tennergy Corp. Tennessee Gas Rev (Putters — Series 1260-B) VRDN 1.85% due 05/01/2016 (a)(b)	11,995	11,995,000
		649,555,000

Texas — 17.5%
ABN-AMRO MuniTops — Frisco, Texas Independent School District (Series 2006-56) VRDN 1.82% due 08/15/2014 (a)(b)	10,000	10,000,000
ABN-Amro MuniTops — Houston, Texas (Series 2006-88) VRDN 2.82% due 03/01/2014 (a)(b)	7,525	7,525,000
Austin, Texas Water & Waste Water System Rev VRDN 3.50% due 05/15/2031 (a)	12,000	12,000,000
Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROVS RR II R 589) VRDN 1.81% due 06/01/2041 (a)(b)	9,155	9,155,000
Bexar County, Texas (Putters — Series 537) VRDN 2.57% due 06/15/2011 (a)(b)	3,975	3,975,000

Texas (continued)
Brazos, Texas Harbor IDC EFR (ConocoPhilips Co. Project) VRDN 1.60% due 08/01/2038 (a)	$6,000	$6,000,000
Brazos River, Texas Harbor Navigator District Brazoria County EFR (Merey Sweeny LP Project — Series A) DDN 1.35% due 04/01/2020 (a)	12,200	12,200,000
Brazos River, Texas Harbor Navigator District Brazoria County Rev (BASF Corp. Project) VRDN 6.15% due 05/01/2036 (a)	24,500	24,500,000
Brazos River, Texas Harbor Navigator District Brazoria County Rev (BASF Corp. Project) VRDN 6.15% due 04/01/2037 (a)	20,000	20,000,000
Brazos River, Texas Harbor Navigator District Harbor Rev (BASF Corp. Project) DDN 1.60% due 04/01/2031 (a)	17,700	17,700,000
Board of Regent Texas A&M University Fund VRDN 1.68% due 11/06/2008 (a)	19,000	19,000,000
Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 1.85% due 08/15/2013 (a)(b)	5,430	5,430,000
Calhoun County, Texas Naval Industrial Development Auth (Port Rev — British Petroleum Co.) VRDN 1.20% due 01/01/2024 (a)	20,000	20,000,000
Camp County, Texas IDC EFR (Pilgrims Pride Corp. Project) VRDN 1.58% due 07/01/2029 (a)	25,000	25,000,000
Clear Creek, Texas Independent School District (Putter — Series 2895) VRDN 1.85% due 10/13/2016 (a)(b)	7,780	7,780,000
Cypress-Fairbanks, Texas Independent School District TAN 3.00% due 06/25/2009	36,000	36,311,059
Cypress-Fairbanks, Texas Independent School District (Floaters — Series 86) VRDN 1.60% due 02/15/2030 (a)(b)	6,525	6,525,000
Cypress-Fairbanks, Texas Independent School District (ROCS RR II R 12104) VRDN 1.84% due 02/15/2030 (a)(b)	29,700	29,700,000
Dallas, Texas Waterworks & Sewer System Rev (ROCS RR II R 12044) VRDN 2.35% due 10/01/2035 (a)(b)	22,290	22,290,000
Del Valle, Texas Independent School District (Putters — Series 1946) VRDN 1.85% due 08/15/2014 (a)(b)	17,305	17,305,000
Denton County, Texas Muni Securities Trust Rcpts (Series 117) DDN 1.45% due 07/15/2026 (a)(b)	8,930	8,930,000
Denton, Texas Independent School District (Putters — Series 2603) VRDN 1.85% due 08/15/2015 (a)(b)	7,430	7,430,000
Denton, Texas Independent School District (Putters — Series 2765) VRDN 1.85% due 07/18/2013 (a)(b)	9,180	9,180,000

See Notes to Financial Statements.

     54 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Dickinson, Texas Independent School District (School House — Series A) VRDN 3.00% due 08/01/2037 (a)	$15,000	$15,206,041
Eagle Mountain & Saginaw, Texas School District Muni Securities Trust Rcpts (Series — SGA — 141) VRDN 1.80% due 08/15/2030 (a)(b)	12,000	12,000,000
Fort Worth, Texas (Deutsche Bank Spears/Lifers Trust Various States — Series 515) VRDN 1.60% due 02/15/2027 (a)(b)	19,040	19,040,000
Forth Worth, Texas Independent School District (Putters — Series 2582) VRDN 1.85% due 02/15/2016 (a)(b)	8,515	8,515,000
Forth Worth, Texas Independent School District (Putters — Series 2629) VRDN 1.85% due 02/15/2016 (a)(b)	8,925	8,925,000
Galena Park, Texas Independent School District (Series 154) VRDN 1.67% due 08/15/2026 (a)(b)	11,065	11,065,000
Grand Prairie Texas School District (Eclipse Funding Trust — Solar Eclipse —2007-0067) VRDN 1.60% due 02/15/2037 (a)(b)	10,032	10,032,500
Gregg County, Texas Health Facilities Development Corp. Hospital Rev (Good Shepherd — Series C) VRDN 1.85% due 10/01/2029 (a)	34,100	34,100,000
Gulf Coast Waste Disposal Auth Texas EFR (Air Products Project) VRDN 1.65% due 12/01/2039 (a)	2,800	2,800,000
Gulf Coast Waste Disposal Auth Texas EFR (Amoco Oil Co. Project) DDN 1.20% due 01/01/2026 (a)	12,920	12,920,000
Gulf Coast Waste Disposal Auth Texas EFR (North American Products) DDN 1.20% due 07/01/2026 (a)	8,400	8,400,000
Gulf Coast Waste Disposal Auth Texas EFR (North American Project) DDN 1.20% due 07/01/2042 (a)	20,000	20,000,000
Gulf Coast Waste Disposal Auth Texas PCR (Amoco Oil Co. Project) DDN 1.20% due 05/01/2023 (a)	34,700	34,700,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN 1.65% due 06/01/2034 (a)	17,000	17,000,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN 1.65% due 03/01/2035 (a)	12,500	12,500,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Amoco Oil Co. Project) DDN 0.90% due 08/01/2023 (a)	23,900	23,900,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Republic Waste Services Project) VRDN 1.75% due 12/01/2034 (a)	6,000	6,000,000

Texas (continued)
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management — Series A) VRDN 1.75% due 04/01/2019 (a)	$9,400	$9,400,000
Harris County, Texas (Clipper Tax-Exempt Certificate Trust — Series 2007-46) VRDN 1.85% due 08/01/2019 (a)(b)	10,360	10,360,000
Harris County, Texas Cultural Educational Facilities Finance Corp. Rev (YMCA Greater Houston — Series B) VRDN 1.75% due 06/01/2038 (a)	8,750	8,750,000
Harris County, Texas Health Facilities Development Corp. (Methodist Hospital System — Series A-1) DDN 1.10% due 12/01/2041 (a)	33,500	33,500,000
Harris County, Texas Health Facilities Development Corp. (Methodist Hospital System — Series A-2) DDN 1.10% due 12/01/2041 (a)	35,500	35,500,000
Harris County, Texas Health Facilities Development Corp. Rev (St. Luke’s Episcopal — Series A) VRDN 1.78% due 02/15/2032 (a)	70,500	70,500,000
Harris County, Texas Hospital Rev (ROCS RR II R 12075) VRDN 1.95% due 02/15/2042 (a)(b)	17,000	17,000,000
Harris County, Texas Muni Securities Trust Rcpts (Series 31) VRDN 1.70% due 08/15/2035 (a)(b)	14,000	14,000,000
Harris County, Texas TAN 3.00% due 02/26/2009	136,480	137,674,200
Harris County, Texas (ROCS RR II R 12038) VRDN 2.36% due 08/15/2033 (a)(b)	5,575	5,575,000
Harris County, Texas (ROCS RR II R 12191) VRDN 1.88% due 10/01/2031 (a)(b)	16,255	16,255,000
Houston, Texas TRAN 3.00% due 06/30/2009	36,000	36,460,440
Houston, Texas Independent School District (Putters — Series 1060) VRDN 1.85% due 08/15/2014 (a)(b)	4,200	4,200,000
Houston, Texas Independent School District (Schoolhouse) FXRDN 1.85% due 06/15/2031	34,000	34,000,000
Houston, Texas Utility System Rev (Series A-1) VRDN 1.50% due 05/15/2034 (a)	38,700	38,700,000
Houston, Texas Utility System Rev (Series B-1) VRDN 3.50% due 05/15/2034 (a)	14,000	14,000,000
Houston, Texas Utility System Rev (Series B-2) VRDN 3.50% due 05/15/2034 (a)	23,000	23,000,000
Houston, Texas Utility System Rev (Series B-4) VRDN 3.50% due 05/15/2034 (a)	22,145	22,145,000
Houston, Texas Utility System Rev (Series B-5) VRDN 3.50% due 05/15/2034 (a)	35,000	35,000,000
Houston, Texas Utility System Rev (ROCS RR II R 10282) VRDN 2.57% due 11/15/2036 (a)(b)	4,950	4,950,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     55

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Houston, Texas Utility System Rev (ROCS RR II R 12196) VRDN 2.57% due 11/15/2033 (a)(b)	$13,365	$13,365,000
Houston, Texas Water (Deutsche Bank Spears/Lifers Trust Various States — Series 465) VRDN 1.60% due 12/01/2028 (a)(b)	6,045	6,045,000
Humble, Texas Independent School District (Eclipse Funding Trust — Solar Eclipse — 2007-0020) VRDN 1.60% due 02/15/2030 (a)(b)	14,500	14,500,000
Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 2.00% due 08/01/2038 (a)	6,200	6,200,000
Keller, Texas Independent School District Muni Securities Trust Rcpts (SGA 111) VRDN 1.45% due 08/15/2030 (a)(b)	33,700	33,700,000
Lake Travis, Texas Independent School District (Putters — Series 1882) VRDN 1.85% due 02/15/2014 (a)(b)	9,770	9,770,000
Lubbock, Texas Health Facilities Development Corp. Rev (St. Joseph Health System — Series A) VRDN 1.75% due 07/01/2030 (a)	9,295	9,295,000
North Texas Muni Water System Rev (ROCS RR II R 6074) VRDN 2.02% due 09/01/2026 (a)(b)	7,290	7,290,000
North Texas Toll Turnway Auth Rev BAN 4.13% due 11/19/2008	52,935	52,935,000
North Texas Toll Turnway Auth Rev (ROCS RR II R 8139) VRDN 1.95% due 01/01/2028 (a)(b)	17,450	17,450,000
Port, Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 2.25% due 12/01/2027 (a)	22,035	22,035,000
Port, Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 2.25% due 05/01/2038 (a)	7,200	7,200,000
Port Arthur, Texas Naval District Exempt Facilities Rev (Petro Chemicals Project) VRDN 1.65% due 04/01/2038 (a)	50,000	50,000,000
Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemical Project) VRDN 1.65% due 04/01/2035 (a)	20,000	20,000,000
Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemical Project) VRDN 1.65% due 04/01/2037 (a)	22,500	22,500,000
Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products Project) DDN 1.45% due 02/01/2041 (a)	53,000	53,000,000
Port Arthur, Texas Naval District Rev (Atofina Project — Series B) VRDN 1.65% due 05/01/2038 (a)	10,000	10,000,000
Port Arthur, Texas Naval District Rev (BASF Corp. Project) DDN 1.60% due 04/01/2033 (a)	9,600	9,600,000

Texas (continued)
Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN 1.90% due 05/01/2038 (a)	$15,000	$15,000,000
Port Arthur, Texas Naval District Rev (Fina Oil & Chemical Co. Project) DDN 1.20% due 05/01/2033 (a)	16,200	16,200,000
Port Corpus Christi Auth Texas Nueces County Solid Waste Disposal Rev (Flint Hills Resources — Series A) VRDN 2.12% due 07/01/2029 (a)	10,250	10,250,000
Port Houston Auth Texas (Putters — Series 3170) VRDN 1.98% due 10/01/2016 (a)(b)	25,220	25,220,000
Port Houston Auth Texas (ROCS RR II R 9267) VRDN 1.93% due 10/01/2038 (a)(b)	12,300	12,300,000
Rockwall, Texas Independent School District (Putters — Series 2766) VRDN 1.85% due 02/24/2009 (a)(b)	12,000	12,000,000
San Antonio, Texas Water Rev (Eagle 20060005 CL-A) VRDN 2.03% due 05/15/2040 (a)(b)	7,500	7,500,000
San Antonio, Texas Water Rev (Eagle 720053010 CL-A) VRDN 2.35% due 05/15/2036 (a)(b)	34,550	34,550,000
San Antonio, Texas Water Rev (Floaters — Series 159) VRDN 1.70% due 05/15/2028 (a)(b)	22,500	22,500,000
Schertz-Cibolo Universal City Texas Independent School District (Putters — Series 2770) VRDN 1.85% due 11/29/2015 (a)(b)	10,500	10,500,000
Tarrant County, Texas Cultural Educational Facilities Finance Corp. Hospital Rev (Scott White Memorial — Series 2) VRDN 1.50% due 08/15/2046 (a)	17,000	17,000,000
Texas A&M University System Board (ROCS RR II R 11085) VRDN 1.85% due 07/01/2036 (a)(b)	4,595	4,595,000
Texas State Department of Housing & Community Affairs S/F Mortgage Rev (ROCS RR II R 11215) VRDN 1.92% due 09/01/2039 (a)(b)	10,000	10,000,000
Texas State College Student Loan FXRDN 6.00% due 02/01/2011	20,520	20,520,000
Texas State TRAN 3.00% due 08/28/2009	837,500	846,823,530
Texas State (Eagle 20070090 CL-A) VRDN 1.84% due 04/01/2037 (a)(b)	29,195	29,195,000
Texas State (Putters — Series 2492) VRDN 1.83% due 04/01/2015 (a)(b)	4,250	4,250,000
Texas State (Putters — Series 2615) VRDN 1.83% due 10/01/2015 (a)(b)	8,400	8,400,000
Texas State (ROCS RR II R 11082) VRDN 1.85% due 04/01/2033 (a)(b)	7,555	7,555,000
Texas State (ROCS RR II R 12208) VRDN 1.88% due 04/01/2030 (a)(b)	5,080	5,080,000

See Notes to Financial Statements.

     56 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State (ROCS RR II R 4020) VRDN 1.85% due 10/01/2022 (a)(b)	$3,325	$3,325,000
Texas State Muni Gas Acquisition & Supply Corp. (Putters — Series 1989) VRDN 1.83% due 03/15/2023 (a)(b)	9,605	9,605,000
Texas State Muni Gas Acquisition & Supply Corp. (Putters — Series 1993-B) VRDN 1.83% due 09/15/2018 (a)(b)	63,650	63,650,000
Texas State Muni Gas Acquisition & Supply Corp. (ROCS RR II R 10014) VRDN 1.92% due 09/15/2027 (a)(b)	39,510	39,510,000
Texas Transportation Community State Highway Rev Fund Rev (Putters — Series 3068) VRDN 2.29% due 04/01/2014 (a)(b)	3,670	3,670,000
Texas Transportation Community State Highway Fund Rev (ROCS RR II R 4094) VRDN 1.85% due 04/01/2025 (a)(b)	4,995	4,995,000
Texas Transportation Community State Highway Fund Rev (Series 2008-C) VRDN 1.95% due 10/01/2019 (a)(b)	7,000	7,000,000
Texas State Veterans Housing (Funding II — Series A) VRDN 1.95% due 06/01/2033 (a)	6,000	6,000,000
Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 1.75% due 05/01/2021 (a)	4,970	4,970,000
University of Texas (ROCS RR II R 752) VRDN 1.85% due 07/01/2030 (a)(b)	14,350	14,350,000
University of Texas (University Fund — Series A) VRDN 1.10% due 07/01/2037 (a)	11,590	11,590,000
University of Texas Rev Financing System (Series B-4) VRDN 1.20% due 08/01/2039 (a)	20,300	20,300,000
University of Texas Rev Financing System (Series B) VRDN 1.00% due 08/01/2032 (a)	11,200	11,200,000
Waco, Texas Health Facilities Development (Eclipse Funding Trust — Solar Eclipse — 2007-0040) VRDN 1.82% due 08/01/2031 (a)(b)	10,485	10,485,000
West Harris County, Texas Regional Water Auth (Eclipse Funding Trust — Solar Eclipse — 2007-0103) VRDN 1.67% due 12/15/2031 (a)(b)	10,350	10,350,000
West Side Calhoun County, Texas Naval District Sewer & Solid Waste Disposal Rev (Chemicals Inc. Project) DDN 1.20% due 04/01/2031 (a)	14,000	14,000,000
		2,885,332,770

Utah — 0.4%
Intermountain Power Agency Utah VRDN 1.70% due 11/13/2008 (a)	10,600	10,600,000
Murray City , Utah Hospital Rev (Health Services Inc. — Series C) DDN 1.25% due 05/15/2036 (a)	30,000	30,000,000

Utah (concluded)
Utah Housing Corp. S/F Mortgage Rev (Series E-1-CL) VRDN 2.00% due 01/01/2040 (a)	$13,000	$13,000,000
Utah Transportation Auth Sales Tax Rev (Putters — Series 1107-B) VRDN 2.57% due 12/15/2013 (a)	4,855	4,855,000
Utah Transportation Auth Sales Tax Rev (ROCS RR II R 609) VRDN 2.34% due 06/15/2032 (a)(b)	4,815	4,815,000
		63,270,000

Vermont — 0.3%
Vermont Educational & Health Bldgs Financing Agency Rev (Hospital Fletcher Allen — Series A) VRDN 1.43% due 12/01/2030 (a)	9,115	9,115,000
Vermont Educational & Health Bldgs Finance Agency Rev (Middlebury College Project — Series B) FXRDN 3.40% due 11/01/2032	12,300	12,300,000
Vermont Educational & Health Bldgs Finance Agency Rev (Stratton Mountain School & Ski — Series A) VRDN 1.90% due 10/01/2034 (a)	6,585	6,585,000
Vermont State Student Assistance Corp. Educational Loan Rev (Series C) VRDN 1.58% due 12/15/2040 (a)	15,000	15,000,000
		43,000,000

Virginia — 1.1%
ABN-AMRO MuniTops Certificates Trust (University of Virginia — Series 2005-48) VRDN 1.82% due 06/01/2013 (a)(b)	2,300	2,300,000
Albemarie County, Virginia EDA Hospital Rev (Martha Jefferson Hospital — Series B) FXRDN 1.55% due 10/01/2048	10,000	10,000,000
Albemarie County, Virginia IDA Rev (Jefferson Scholars Foundation Project) VRDN 1.85% due 10/01/2037 (a)	8,000	8,000,000
Capital Beltway Funding Corp. Virginia Toll Rev (Hot Lanes — Series B) VRDN 1.55% due 12/31/2047 (a)	39,000	39,000,000
Capital Beltway Funding Corp. Virginia Toll Rev (Hot Lanes — Series D) VRDN 1.56% due 12/31/2047 (a)	6,000	6,000,000
Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 1.75% due 02/01/2029 (a)	7,000	7,000,000
Chesapeake Bay Bridge & Tunnel District Virginia (General Resolution — Series A) VRDN 1.60% due 05/28/2021 (a)	6,250	6,250,000
Fairfax County, Virginia EDA Rev (Smithsonian Institution — Series A) VRDN 1.50% due 12/01/2033 (a)	4,185	4,185,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     57

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Fairfax County, Virginia IDA Rev (Inova Health System Project — Series A-1) VRDN 1.43% due 05/15/2035 (a)	$6,615	$6,615,000
Fairfax County, Virginia IDA Rev (Inova Health System Project — Series C-1) VRDN 1.72% due 05/15/2026 (a)	12,945	12,945,000
Hanover County, Virginia EDA Rev (Bon Secours Health — Series D-2) VRDN 1.42% due 11/01/2025 (a)	6,880	6,880,000
Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 2.40% due 07/01/2030 (a)	5	5,000
Loudoun County, Virginia IDA Educational Facilities Rev (Hill School Project) VRDN 1.51% due 03/01/2032 (a)	2,490	2,490,000
Loudoun County, Virginia IDA Rev (Howard Hughes Medical — Series A) VRDN 1.25% due 02/15/2038 (a)	3,200	3,200,000
Loudoun County, Virginia IDA Rev (Howard Hughes Medical — Series B) VRDN 1.25% due 02/15/2038 (a)	3,800	3,800,000
Madison County, Virginia IDA Educational Facilities Rev (Woodberry Forest School) DDN 1.20% due 10/01/2037 (a)	3,700	3,700,000
Montgomery County, Virginia IDA Rev (Tech Foundation) DDN 0.90% due 06/01/2035 (a)	6,100	6,100,000
Richmond , Virginia IDA Rev Educational Facilities (Church Schools) VRDN 0.95% due 12/01/2031 (a)	2,810	2,810,000
Richmond , Virginia IDA Rev Educational Facilities (Church Schools) VRDN 0.95% due 05/01/2035 (a)	5,810	5,810,000
Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 1.95% due 03/01/2021 (a)	2,000	2,000,000
Virginia Commonwealth University Health System Auth Rev (Series B) DDN 1.15% due 07/01/2037 (a)	1,450	1,450,000
Virginia Commonwealth University Health System Auth Rev (Series C) DDN 0.95% due 07/01/2037 (a)	8,000	8,000,000
Virginia Small Business Financing Auth Hospital Rev (Carilion Clinic — Series B) DDN 0.80% due 07/01/2042 (a)	19,900	19,900,000
Virginia State Housing Development Auth (Merlots — Series C-03) VRDN 2.00% due 01/01/2017 (a)(b)	5,635	5,635,000
Virginia State Housing Development Auth (Merlots — Series C-42) VRDN 2.00% due 07/01/2023 (a)(b)	4,530	4,530,000
		178,605,000

Washington — 2.1%
Bellevue, Washington (Eagle20041011 CL-A) VRDN 2.39% due 12/01/2043 (a)(b)	$3,050	$3,050,000
Chelan County Washington Public Utility (Eclipse Funding Trust — Solar Eclipse — 2007-0047) VRDN 1.82% due 07/01/2033 (a)(b)	11,495	11,495,000
King County, Washington (Eclipse Funding Trust — Solar Eclipse — 2007-0106) VRDN 1.60% due 12/01/2031 (a)(b)	3,390	3,390,000
King County, Washington (ROCS RR II R 2119) VRDN 2.34% due 01/01/2036 (a)(b)	25,620	25,620,000
King County, Washington (Series 2541) VRDN 1.83% due 01/01/2016 (a)(b)	2,850	2,850,000
Metropolitan Washington Airport Auth VRDN 1.65% due 11/04/2008 (a)	8,000	8,000,000
Port Bellingham, Washington IDC EFR (West Coast Products LLC Project) DDN 1.20% due 12/01/2033 (a)	18,200	18,200,000
Port Bellingham, Washington IDC EFR (West Coast Products LLC Project) DDN 1.20% due 07/01/2041 (a)	36,800	36,800,000
Seattle, Washington Muni Light & Power Rev (Muni Securities Trust Rcpts — Series SGA-85) DDN 1.45% due 10/01/2023 (a)(b)	26,280	26,280,000
Seattle, Washington (Putters — Series 3024) VRDN 1.83% due 06/01/2016 (a)(b)	4,530	4,530,000
Snohomish County, Washington Public Utility District (ROCS RR II R 6055) VRDN 2.34% due 12/01/2022 (a)(b)	5,785	5,785,000
Tacoma, Washington (Putters — Series 1220) VRDN 2.27% due 12/01/2012 (a)(b)	10,195	10,195,000
Washington State Certificates (Macon Trust — Series D) VRDN 1.82% due 07/01/2023 (a)(b)	5,715	5,715,000
Washington State (Eagle 20080039 CL-A) VRDN 1.79% due 07/01/2033 (a)(b)	10,400	10,400,000
Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 1.75% due 07/01/2030 (a)	4,000	4,000,000
Washington State Health Care Faculties Auth Rev (Children’s Hospital) VRDN 1.50% due 10/01/2028 (a)	16,870	16,870,000
Washington State Health Care Facilities Auth Rev (Children’s Hospital — Series B) VRDN 1.50% due 10/01/2031 (a)	19,895	19,895,000
Washington State Health Care Facilities Auth Rev (Peace Health — Series B) VRDN 1.35% due 10/01/2028 (a)	5,000	5,000,000
Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 1.58% due 11/15/2026 (a)	38,000	38,000,000

See Notes to Financial Statements.

     58 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington State Housing Finance Community M/F Housing Rev (Cornish College Apartments Project — Series A) VRDN 1.65% due 12/01/2033 (a)	$11,160	$11,160,000
Washington State Housing Finance Community M/F Housing Rev (Heatherwood Apartments Project — Series A) DDN 2.00% due 06/01/2037 (a)	10,625	10,625,000
Washington State Housing Finance Community M/F Housing Rev (Mill Pointe Apartments Project — Series A) DDN 2.00% due 06/01/2037 (a)	9,225	9,225,000
Washington State Housing Finance Community (Putters — Series 1335) VRDN 2.07% due 12/01/2009 (a)(b)	3,400	3,400,000
Washington State Housing Finance Community M/F Housing Rev (Springfield Meadows Apartments — Series A) DDN 2.00% due 06/01/2037 (a)	11,050	11,050,000
Washington State Public Power Supply Systems (Nuclear Project — Series A-1) VRDN 1.30% due 07/01/2017 (a)	9,030	9,030,000
Washington State (Putters — Series 748) VRDN 2.57% due 01/01/2013 (a)(b)	6,690	6,690,000
Washington State (ROCS RR II R 12100) VRDN 2.33% due 01/01/2031 (a)(b)	22,700	22,700,000
		339,955,000

West Virginia — 0.1%
West Virginia EDA PCR (Ohio Power Co. —Series B) VRDN 1.80% due 07/01/2014 (a)	6,665	6,665,000
West Virginia EDA Solid Waste Disposal Facilities Rev (Ohio Power Co. Project — Series C) VRDN 1.80% due 07/01/2014 (a)	9,000	9,000,000
		15,665,000

Wisconsin — 4.1%
ABN-AMRO MuniTops 2001-32 (Wisconsin State) VRDN 2.82% due 05/01/2022 (a)(b)	18,985	18,985,000
Milwaukee, Wisconsin Redevelopment Auth Rev (Cathedral Place Package Facilities Project) VRDN 1.80% due 05/01/2025 (a)	16,965	16,965,000
Milwaukee, Wisconsin School District (Series M-10) RAN 3.00% due 09/03/2009	6,400	6,472,893
Milwaukee, Wisconsin Redevelopment Auth Rev (Wisconsin Humane Society Inc. Project) VRDN 1.95% due 03/01/2019 (a)	3,025	3,025,000

Wisconsin (concluded)
New Berlin, Wisconsin School District TRAN 2.50% due 08/26/2009	$16,500	$16,601,619
Pleasant Prairie, Wisconsin PCR VRDN 1.80% due 09/01/2030 (a)	9,100	9,100,000
Wisconsin State CP 1.70% due 12/11/2008	22,715	22,715,000
Wisconsin State GO ECN CP 1.80% due 11/03/2008	18,245	18,245,000
Wisconsin State GO ECN CP 2.25% due 11/04/2008	13,000	13,000,000
Wisconsin State GO ECN CP 1.68% due 11/13/2008	24,000	24,000,000
Wisconsin State GO ECN CP 1.85% due 11/13/2008	28,000	28,000,000
Wisconsin State Petroleum Inspection Fee Rev Bonds CP 2.55% due 11/03/2008	28,000	28,000,000
Wisconsin State Petroleum Inspection Fee Rev Bonds CP 2.35% due 11/04/2008	12,000	12,000,000
Wisconsin State Petroleum Inspection Fee Rev Bonds CP 2.00% due 12/10/2008	30,000	30,000,000
University of Wisconsin Hospitals & Clinics Auth Rev (Series B) DDN 1.20% due 04/01/2034 (a)	5,600	5,600,000
Wisconsin Housing & Economic Development Auth Housing Rev (Series G) VRDN 1.95% due 11/01/2033 (a)	16,700	16,700,000
Wisconsin Housing & Economic Development Auth Home Ownership Rev (Series A) VRDN 1.95% due 09/01/2037 (a)	56,120	56,120,000
Wisconsin State Health & Educational Facilities Auth Rev (Meriter Retirement Services — Series B) VRDN 1.85% due 03/01/2038 (a)	10,025	10,025,000
Wisconsin State Operating Notes BAN 3.00% due 06/15/2009	315,900	318,406,056
Wisconsin State (Floaters — Series 2927) VRDN 3.00% due 05/01/2025 (a)(b)	13,050	13,050,000
Wisconsin State Transportation (Floaters — Series 1864) VRDN 1.60% due 07/01/2020 (a)(b)	7,548	7,548,000
		674,558,567

Wyoming — 0.4%
Campbell County, Wyoming IDR (Two Elk Partners Project) FXRDN 3.65% due 11/01/2037	65,500	65,500,000
		65,500,000

Total Investments (Cost $16,429,976,432) — 99.4%		16,429,976,432
Other Assets Less Liabilities — 0.6%		92,493,308
Net Assets		$16,522,469,740

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     59

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio

Note — Cost for federal income tax purposes is $16,429,976,432

(a)  The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2008. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

• Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$16,429,976,432
Level 3	—
Total	$16,429,976,432

See Notes to Financial Statements.

     60 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Schedule of Investments (concluded)

Merrill Lynch Institutional Tax-Exempt Portfolio

Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Portfolio

To simplify the listings of fund holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list below.

Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
Spears	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     61

Statement of Assets and Liabilities

Merrill Lynch Institutional Tax-Exempt Portfolio

October 31, 2008 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $16,429,976,432)	$16,429,976,432
Cash	3,828,216
Interest receivable	83,791,843
Investments sold receivable	17,816,000
Total assets	16,535,412,491
Liabilities
Investment advisory fees payable	711,648
Investments purchased payable	12,160,000
Other accrued expenses	71,103
Total liabilities	12,942,751
Net Assets	$16,522,469,740
Investors’ capital	$16,522,469,740

Statement of Operations

Merrill Lynch Institutional Tax-Exempt Portfolio

For the Six Months Ended October 31, 2008 (Unaudited)

Investment Income
Interest and discount	$224,738,073

Expenses
Investment advisory	4,699,742
Accounting and custodian services	190,559
Dividend and transfer agent	35,851
Total expenses	4,926,152
Net investment income	219,811,921
Net realized gain from investments	205,501
Net Increase in Net Assets Resulting From Operations	$220,017,422

See Notes to Financial Statements.

     62 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Statement of Changes in Net Assets

Merrill Lynch Institutional Tax-Exempt Portfolio

	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Increase (Decrease) in Net Assets:

Operations
Net investment income	$219,811,921	$585,296,670
Net realized gain	205,501	1,567,648
Net increase in net assets resulting from operations	220,017,422	586,864,318

Capital Transactions
Contributions from feeders	5,628,033,169	12,669,806,683
Withdrawals from feeders	(6,846,929,040)	(10,649,897,566)
Net increase (decrease) in net assets derived from capital transactions	(1,218,895,871)	2,019,909,117
Total increase (decrease) in net assets	(998,878,449)	2,606,773,435

Net Assets
Beginning of period	17,521,348,189	14,914,574,754
End of period	$16,522,469,740	$17,521,348,189

Financial Highlights

Merrill Lynch Institutional Tax-Exempt Portfolio

		Year Ended April 30,
	Six Months Ended October 31, 2008 (Unaudited)	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%(1)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.34%(1)	3.30%	3.58%	2.82%	1.56%	1.01%

Supplemental Data
Net Assets, end of period (000)	$16,522,470	$17,521,348	$14,914,575	$14,063,477	$12,621,664	$11,025,429

(1)	Annualized.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     63

Notes to Financial Statements (Unaudited)

Master Institutional Money Market LLC

1.	Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is organized as a limited liability company under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Limited Liability Company Agreement permits the Directors to issue unlimited beneficial interests in the Master LLC. Interests in the Master LLC are issued solely in private placement transactions to accredited investors. The Master LLC consists of five series, Merrill Lynch Premier Institutional Portfolio, (the “Premier Institutional Portfolio”) Merrill Lynch Institutional Portfolio (the “Institutional Portfolio”), Merrill Lynch Government Portfolio, Merrill Lynch Treasury Portfolio and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Institutional Tax-Exempt Portfolio”), (collectively, the “Master Funds”). Merrill Lynch Government Portfolio and Merrill Lynch Treasury Portfolio are not currently active.

The Master LLC’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Master LLC:

Valuation of Investments:  The securities of the Premier Institutional Portfolio, the Institutional Portfolio and the Institutional Tax-Exempt Portfolio are valued pursuant to the amortized cost method which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher of lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or adverse results to shareholders. The Master Funds seek to maintain a net asset value of $1.00, although there is no assurance that they will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

Repurchase Agreements:  The Premier Institutional Portfolio and the Institutional Portfolio invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Securities Lending: The Premier Institutional Portfolio and Institutional Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Where the Portfolios receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Portfolios typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Portfolios receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolios may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes:  The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds’ investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

The Master LLC files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. Federal tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of

     64 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Notes to Financial Statements (concluded)

Master Institutional Money Market LLC

limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”), was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other:  Expenses directly related to each Master Fund are charged to that Master Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., acts as the investment adviser for each Master Fund pursuant to an investment advisory agreement with the Master LLC. The Advisor manages each Master Fund’s investments subject to the oversight of the Board of Directors of the Master LLC. Each Master Fund pays the Advisor a fee at the annual rate of 0.05% of average daily net assets. Merrill Lynch & Co., Inc. (“ML&Co.”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor has with respect to each Master Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Advisor”), an affiliate, under which the Advisor pays the Sub-Advisor for the services it provides to the Master Funds a monthly fee at an annual rate equal to a percentage of the advisory fee the Advisor receives from each Master Fund. The Sub-Advisor is responsible for the day-to-day management of the Master Funds.

Short-Term Borrowings:  Premier Institutional and Institutional Portfolios, along with certain other funds managed by the Advisor and its affiliates, are each parties to a $5,000,000,000 credit agreement with PNC Bank N.A. Premier Institutional and Institutional Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Premier Institutional and Institutional Portfolios may each borrow up to the maximum amount allowable under its current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On September 19, 2008, the origination date, Premier Institutional and Institutional Portfolios paid an origination fee of .0015% of net assets, which is included in miscellaneous in the Statements of Operations. Premier Institutional and Institutional Portfolios also paid a commitment fee of 0.10% per annum based on each fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the effective federal funds rate plus 0.75%. Premier Institutional and Institutional Portfolios did not borrow under the credit agreement, which was terminated on October 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. and its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Federal Insurance:

The Funds participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008, and any future investments after a shareholder has closed his or her account will not be guaranteed. As a participant of the program, which expires April 30, 2009, the Fund paid a participation fee of 0.01% of the Fund’s shares outstanding value as of September 19, 2008, for the period September 19, 2008 through December 18, 2008 and paid another 0.015% of the Fund’s shares outstanding value as of September 19, 2008, for the period December 19, 2008 through April 30, 2009.

4. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholder’s directors of both companies and certain regulations. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     65

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

Merrill Lynch Institutional Fund (the “Institutional Fund”), Merrill Lynch Institutional Tax-Exempt Fund (the “Institutional Tax-Exempt Fund”), Merrill Lynch Premier Institutional Fund (the “Premier Institutional Fund”) and Merrill Lynch Select Institutional Fund (the “Select Institutional Fund”) (each, a “Feeder Fund”), each a series of Merrill Lynch Funds for Institutions Series (the “Series Fund”), currently invest all of their investable assets in the portfolios (each a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”) as follows: the Institutional Fund and the Select Institutional Fund in Merrill Lynch Institutional Portfolio, the Institutional Tax-Exempt Fund in Merrill Lynch Institutional Tax-Exempt Portfolio and the Premier Institutional Fund in Merrill Lynch Premier Institutional Portfolio. Accordingly, the Feeder Funds do not require investment advisory services, since all investments are made at the Master Portfolio level.

The Board of Directors of the Master LLC (the “Master LLC Board”) met in person in April and June 2008 to consider the approval of the Master LLC’s investment advisory agreement with BlackRock Advisors, LLC (the “Advisor”) on behalf of each Master Portfolio (the “Master LLC Advisory Agreement”). The Master LLC Board also considered the approval of the subadvisory agreement between the Advisor and BlackRock Institutional Management Corporation (the “Subadvisor”) with respect to each Master Portfolio (the “Master LLC Subadvisory Agreement” and, together with the Master LLC Advisory Agreement, the “Master LLC Agreements”). Since each Feeder Fund invests all of its investable assets in the corresponding Master Portfolio, the Board of Directors of the Series Fund (the “Series Fund Board”) also considered (but was not required to approve) the continuation of the Master LLC Agreements.

The Series Fund Board also considered the approval of the investment advisory agreement (the “Government Fund Advisory Agreement”) between the Advisor and the Series Fund on behalf of Merrill Lynch Government Fund (the “Government Fund”), a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Advisory Agreement”) between the Advisor and the Series Fund on behalf of Merrill Lynch Treasury Fund (the “Treasury Fund”), also a series of the Series Fund. The Series Fund Board also considered the approval of the separate subadvisory agreements between the Advisor and the Subadvisor with respect to the Government Fund (the “Government Fund Subadvisory Agreement”) and the Treasury Fund (the “Treasury Fund Subadvisory Agreement” and, together with the Government Fund Advisory Agreement, the Treasury Fund Advisory Agreement and the Government Fund Subadvisory Agreement, the “Series Fund Agreements”).

The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Master LLC Agreements and the Series Fund Agreements are referred to herein as the “Agreements.” For ease and clarity of presentation, the Master LLC Board and the Series Fund Board, which are comprised of the same thirteen individuals, are herein referred to collectively as the “Boards,” the members of which are referred to as “Directors,” and the Feeder Funds and corresponding Master Portfolios, the Government Fund and the Treasury Fund are sometimes referred to collectively as “the Funds.”

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not “interested persons” of either the Series Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Boards are responsible for the oversight of the operations of the Series Fund and the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent Directors. The Boards established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates, the Master LLC entered into the Master LLC Advisory Agreement with the Advisor on behalf of each Master Portfolio and the Advisor entered into the Master LLC Subadvisory Agreement with the Subadvisor with respect to each Master Portfolio. The Series Fund entered separately into the Government Fund Advisory Agreement with the Advisor on behalf of the Government Fund and the Treasury Fund Advisory Agreement with the Advisor on behalf of the Treasury Fund, and the Advisor entered separately into the Government Fund Subadvisory Agreement with the Subadvisor with respect to the Government Fund and the Treasury Fund Subadvisory Agreement with the Subadvisor with respect to the Treasury Fund. Each Agreement had an initial two-year term.

Consistent with the 1940 Act, prior to the expiration of each Master LLC Agreement’s initial two-year term, the Master LLC Board is required to consider the approval of the Master LLC Advisory Agreement and the Master LLC Subadvisory Agreement on an annual basis. The Series Fund Board also considers (but is not required to approve) the continuation of the Master LLC Advisory Agreement and the Master LLC Subadvisory Agreement on an annual basis. Additionally, consistent with the 1940 Act, prior to the expiration of each Series Fund Agreement’s initial two-year term, the Series Fund Board is required to consider the approval of the Government Fund Advisory Agreement, the Government Fund Subadvisory Agreement, the Treasury Fund Advisory Agreement and the Treasury Fund Subadvisory Agreement on an annual basis. In connection with this process, the Boards assessed, among other things and as pertinent, the nature, scope and quality of the services provided to the Funds by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Boards also received and assessed information regarding the services provided to the Funds by certain unaffiliated service providers.

     66 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration and/or approval, as pertinent, of the renewal of the Agreements, including the services and support provided to the Funds and their shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Funds, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of each Fund; (e) the compliance of each Fund with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Boards; (i) valuation and liquidity procedures; and (j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval and Consideration Process.    Prior to the April 16, 2008 meeting at which continuation of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses and the investment performance of each Feeder Fund (other than the Select Institutional Fund) as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Funds, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding shares of the Feeder Funds, the Government Fund and the Treasury Fund; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the profitability, size and fee levels of the Funds; and (iv) additional information on sales and redemptions. Because the Select Institutional Fund did not commence operations until February 2008, specific comparative information listed in (i) through (iv) above in this paragraph was not provided by Lipper.

The Boards also considered, as pertinent, other matters they deemed important to the consideration and approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the shares of the Feeder Funds, the Government Fund and the Treasury Fund, services related to the valuation and pricing of portfolio holdings of the Master Portfolios, the Government Fund and the Treasury Fund, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds. The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3-4, 2008 Board meeting. At the in-person meeting held on June 3-4, 2008, the Master LLC Board, including the Master LLC Independent Directors, unanimously approved the continuation, for a one-year term ending June 30, 2009, of (a) the Master LLC Advisory Agreement between the Advisor and the Master LLC with respect to each Master Portfolio and (b) the Master LLC Subadvisory Agreement between the Advisor and the Subadvisor with respect to each Master Portfolio. The Series Fund Board, including the Series Fund Independent Directors, also considered the continuation of the Master LLC Advisory Agreement and the Master LLC Subadvisory Agreement and found the Master LLC Advisory Agreement and the Master LLC Subadvisory Agreement to be satisfactory. At the June 3-4, 2008 meeting, the Series Fund Board, including the Series Fund Independent Directors, also unanimously approved the continuation, for a one-year term ending June 30, 2009, of (i) the Government Fund Advisory Agreement between the Advisor and the Series Fund on behalf of the Government Fund, (ii) the Government Fund Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Government Fund, (iii) the Treasury Fund Advisory Agreement between the Advisor and the Series Fund on behalf of the Treasury Fund and (iv) the Treasury Fund Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Treasury Fund. The Boards considered all factors they believed relevant with respect to each Fund, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Funds and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Funds; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services

The Boards, including the Independent Directors, reviewed, as pertinent, the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Funds. The Boards compared the performance of each Feeder Fund (other than the Select Institutional Fund) to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     67

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

indices. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the portfolio management team of each Master Portfolio, the Government Fund and the Treasury Fund discussing the Fund’s performance, investment objective, strategies and outlook.

The Boards considered, among other factors and as pertinent, the number, education and experience of BlackRock’s investment personnel generally, and of the portfolio management teams of the Master Portfolios, the Government Fund and the Treasury Fund; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed BlackRock’s compensation structure with respect to the portfolio management teams of the Master Portfolios, the Government Fund and the Treasury Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered, as pertinent, the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B.	The Investment Performance of the Funds and BlackRock

The Boards, as pertinent, including the Independent Directors, also reviewed and considered the performance history of each Feeder Fund (other than the Select Institutional Fund), the Government Fund and the Treasury Fund. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund (other than the Select Institutional Fund), the Government Fund and the Treasury Fund. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Feeder Fund (other than the Select Institutional Fund) (and the related performance of the corresponding Master Portfolio), the Government Fund and the Treasury Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards, as pertinent, regularly review the performance of each Fund throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted with favor that the Advisor had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Boards, as pertinent, noted that (a) the performance of each of the Feeder Funds for which Lipper data was provided and of the Government Fund was at or above the median of their respective Peers during each of the one-, three- and five-year periods reported and (b) the performance of the Treasury Fund was at or above the median of its Peers during the three- and five-year periods reported.

The Boards noted that performance information for the Select Institutional Fund was not included in the Lipper materials, since the Select Institutional Fund only commenced operations in February 2008. The Boards noted, however, that Merrill Lynch Institutional Portfolio serves as the Master Portfolio for both the Institutional Fund and the Select Institutional Fund; and Merrill Lynch Institutional Portfolio and the Institutional Fund have over five years of operation. The Boards thus considered Lipper information provided regarding the performance of the Institutional Fund.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Funds

The Boards, as pertinent, including the Independent Directors, reviewed contractual advisory fee rates of each Master Portfolio, the Government Fund and the Treasury Fund compared with the other funds in the Lipper category of the corresponding Fund. They also compared the total expenses of each Feeder Fund (other than the Select Institutional Fund), the Government Fund and the Treasury Fund to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards, as pertinent, received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided to the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Funds. The Boards reviewed BlackRock’s profitability with respect to each Fund and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregate profitability data provided for the year ended December 31, 2005.

In addition, the Boards, as pertinent, considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its

     68 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each Fund and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Series Fund Board noted that the Government Fund and the Treasury Fund each paid contractual advisory fees higher than the median of their respective Peers. The Series Fund Board also took into account that the advisory fee arrangement of each of the Government Fund and the Treasury Fund includes breakpoints that adjust the fee rate downward as its respective size increases, thereby allowing shareholders the potential to participate in economies of scale.

The Boards noted that each Master Portfolio paid contractual advisory fees that were lower than or equal to the median of the Peers of their corresponding Feeder Funds.

Because the Select Institutional Fund, a feeder into the Merrill Lynch Institutional Portfolio, did not commence operations until February 2008, specific comparative information regarding the Select Institutional Fund’s expenses could not be provided by Lipper.

D. Economies of Scale

The Boards, including the Independent Directors, considered, as pertinent, the extent to which economies of scale might be realized as the assets of the Funds increase and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Boards found, based on their review of comparable funds, that the management fee of each Master Portfolio, the Government Fund and the Treasury Fund is appropriate in light of the scale of each respective Fund.

E. Other Factors

The Boards, as pertinent, also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion.    The Master LLC Board approved the continuation, for a one-year term ending June 30, 2009, of (a) the Master LLC Advisory Agreement between the Advisor and the Master LLC on behalf of each Master Portfolio and (b) the Master LLC Subadvisory Agreement between the Advisor and the Subadvisor with respect to each Master Portfolio. Based upon its evaluation of all these factors in their totality, the Master LLC Board, including the Master LLC Independent Directors, was satisfied that the terms of the Master LLC Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. In arriving a decision to approve the Master LLC Agreements, the Master LLC Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Master LLC Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The Series Fund Board, including the Series Fund Independent Directors, also considered the continuation of the Master LLC Agreements and found the Master LLC Agreements to be satisfactory.

The Series Fund Board also approved the continuation, for a one-year term ending June 30, 2009, of (a) the Government Fund Advisory Agreement between the Advisor and the Series Fund on behalf of the Government Fund, (b) the Government Fund Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Government Fund, (c) the Treasury Fund Advisory Agreement between the Advisor and the Series Fund on behalf of the Treasury Fund and (d) the Treasury Fund Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Treasury Fund. Based upon its evaluation of all these factors in their totality, the Series Fund Board, including the Series Fund Independent Directors, was satisfied that the terms of the Series Fund Agreements were fair and reasonable and in the best interest of the Government Fund and the Treasury Fund and the shareholders of the Government Fund and the Treasury Fund. In arriving at a decision to approve the Series Fund Agreements, the Series Fund Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Series Fund Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

The contractual fee arrangements for the Master Portfolios, the Government Fund and the Treasury Fund reflect the results of several years of review by the pertinent Directors and predecessor Directors, and discussions between the pertinent Directors (and predecessor Directors) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     69

Officers and Trustees/Directors of Merrill Lynch Funds for
Institutions Series/Master Institutional Money Market LLC

Ronald W. Forbes, Co-Chair of the Board and Trustee/Director

Rodney D. Johnson, Co-Chair of the Board and Trustee/Director

David O. Beim, Trustee/Director

Richard S. Davis, Trustee/Director

Henry Gabbay, Trustee/Director

Dr. Matina Horner, Trustee/Director

Herbert I. London, Trustee/Director

Cynthia A. Montgomery, Trustee/Director

Joseph P. Platt, Jr., Trustee/Director

Robert C. Robb, Jr., Trustee/Director

Toby Rosenblatt, Trustee/Director

Kenneth L. Urish, Trustee/Director

Frederick W. Winter, Trustee/Director

Donald C. Burke, Chief Executive Officer/President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard B. Surloff, Secretary

Fund Address
Merrill Lynch Funds For Institutions Series
One Financial Center
Boston, MA 02111

Custodian & Accounting Agent
State Street Bank & Trust Company
Boston, Massachusetts 02266

Transfer Agent
State Street Bank & Trust Company
Boston, Massachusetts 02266

Legal Counsel
Sidley Austin LLP
New York, New York 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, Massachusetts 02116

     70 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules and regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information, BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Trust files the complete schedule of portfolio holdings of the Funds with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 225-1576.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     OCTOBER 31, 2008     71

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than do the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 225-1576; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#51071

Item 2 –

Code of Ethics – Not Applicable to this semi-annual report

Item 3 –

Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –

Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –

Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –

Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:

/s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2008

By:

/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: December 19, 2008